UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06110

Western Asset Funds, Inc.

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	December 31, 2022

WESTERN ASSET

CORE BOND FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average effective duration which is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadviser.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Western Asset Core Bond Fund for the twelve-month reporting period ended December 31, 2022. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 31, 2023

II	Western Asset Core Bond Fund

Fund overview

Q. What is the Fund’s investment strategy?

A. The Fund seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain the average duration specified below. The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets, including the amount of borrowing for investment purposes, if any, in debt and fixed income securities. Although the Fund may invest in debt and fixed income securities of any maturity, under normal market conditions, the target dollar-weighted average effective duration for the Fund is expected to range within 20% of the average duration of the domestic bond market as a whole as estimated by Western Asset Management Company, LLC (“Western Asset”), the Fund’s subadviser.

The Fund presently intends to limit its investments to U.S. dollar-denominated securities and currently anticipates that it will generally only purchase debt securities that are rated in the Baa or BBB categories or above at the time of purchase by one or more Nationally Recognized Statistical Rating Organizations (“NRSROs”) or unrated securities that we determined to be of comparable quality at the time of purchase. These securities are known as “investment grade securities.” The Fund may invest up to 25% of its total assets in the securities of non-U.S. issuers. The Fund may invest a substantial portion of its assets in mortgage-backed and asset-backed securities.

The Fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns. These derivative transactions include, but are not limited to, futures, options and swaps. In particular, the Fund may use interest rate swaps, credit default swaps (including buying and selling credit default swaps on individual securities and/or baskets of securities), options (including options on credit default swaps) and futures contracts to a significant extent, although the amounts invested in these instruments may change from time to time. Other instruments may also be used to a significant extent from time to time.

At Western Asset, we utilize a fixed income team approach, with decisions derived from interaction among various investment management sector specialists. The sector teams are comprised of Western Asset’s senior portfolio management personnel, research analysts and an in-house economist. Under this team approach, management of client fixed income portfolios will reflect a consensus of interdisciplinary views within the Western Asset organization.

Q. What were the overall market conditions during the Fund’s reporting period?

A. Fixed income markets experienced periods of volatility and fell sharply over the twelve-month reporting period ended December 31, 2022. The market’s decline was driven by a number of factors, including elevated and persistent inflation, aggressive Federal Reserve Board (the “Fed”) monetary policy tightening, the repercussions from the COVID-19 pandemic and its variants, the weakening global economy, and the war in Ukraine.

Western Asset Core Bond Fund 2022 Annual Report	1

Fund overview (cont’d)

Short-term U.S. Treasury yields moved sharply higher as the Fed began to raise interest rates in March 2022 in attempt to rein in inflation. Over the next nine months, the central bank hiked rates an additional six times, bringing the federal funds rate to a range between 4.25% and 4.50% — the highest level since 2008. The yield for the two-year Treasury note began the reporting period at 0.73% (the low for the reporting period) and ended the period at 4.41%. The peak of 4.72% took place on November 7, 2022. The yield for the ten-year Treasury note began the reporting period at 1.52% (the low for the reporting period) and ended the period at 3.88%. The peak of 4.25% took place on October 24, 2022. All told, the overall bond market, as measured by the Bloomberg U.S. Aggregate Index,i returned -13.01% during the twelve months reporting period ended December 31, 2022.

Q. How did we respond to these changing market conditions?

A. A number of adjustments were made to the Fund during the reporting period. We tactically managed the Fund’s duration as yields fluctuated over the reporting period, maintaining an overall long position relative to the Bloomberg U.S. Aggregate Index. Additionally, the Fund gradually added investment-grade credit as their spreads widened. The Fund also added agency mortgage-backed securities (“MBS”), reducing its underweight exposure to a slight overweight versus the Bloomberg U.S. Aggregate Index, as spreads widened due to quantitative tightening and increased rate volatility. The Fund added high-quality commercial mortgage-backed securities (“CMBS”) exposure as their spreads widened. In terms of reductions, the Fund tactically pared its emerging markets exposure, mostly during the first half of the year.

During the reporting period, the Fund used interest rate futures, options and swaps to manage its duration and yield curve exposure, which detracted from results. Credit default swaps on both investment-grade and high-yield issuers and indices were used to manage the Fund’s credit exposures. They modestly contributed to results during the reporting period.

Performance review

For the twelve months ended December 31, 2022, Class I shares of Western Asset Core Bond Fund returned -16.93%. The Fund’s unmanaged benchmark, the Bloomberg U.S. Aggregate Index, returned -13.01% for the same period. The Lipper Core Bond Funds Category Averageii returned -13.53% over the same time frame.

2	Western Asset Core Bond Fund 2022 Annual Report

Performance Snapshot as of December 31, 2022 (unaudited)
(excluding sales charges)	6 months	12 months
Western Asset Core Bond Fund:
Class A	-3.87%	-17.24%
Class C	-4.10%	-17.73%
Class C1	-4.05%	-17.58%
Class FI	-3.86%	-17.22%
Class R	-3.99%	-17.47%
Class I	-3.69%	-16.93%
Class IS	-3.67%	-16.87%
Bloomberg U.S. Aggregate Index	-2.97%	-13.01%
Lipper Core Bond Funds Category Average	-2.92%	-13.53%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended December 31, 2022 for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 3.63%, 3,12%, 3.57%, 3.77%, 3.51%, 4.14% and 4.16%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yield for Class I shares would have been 4.09%. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on the Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2022, the gross total annual fund operating expense ratios for Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares were 0.83%, 1.53%, 1.27%, 0.81%, 1.16%, 0.54% and 0.43%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets will not exceed 0.82% for Class A shares, 1.65% for Class C shares, 1.42% for Class C1 shares, 0.85% for Class FI shares, 1.15%

Western Asset Core Bond Fund 2022 Annual Report	3

Fund overview (cont’d)

for Class R shares, 0.45% for Class I shares and 0.42% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses, after waiving fees and/or reimbursing expenses, exceed the expense limitation (“expense cap”) for Class A, Class R, Class I and Class IS shares as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Q. What were the leading contributors to performance?

A. The largest contributor to the Fund’s relative performance during the reporting period was its yield curve positioning. In particular, the Fund had an overweight to the very long end of the curve and short-term rates rose more than long-term rates. Additionally, underweight agency MBS positioning for most of the year contributed to performance as their spreads widened. Finally, an overweight exposure to investment-grade corporate credit was slightly beneficial, due to favorable subsector selection and tactical additions at wider spread levels, as spreads widened during the year.

Q. What were the leading detractors from performance?

A. The most significant detractor from performance was the Fund’s duration positioning as yields rose sharply during the reporting period. The Fund’s overweight exposure to emerging markets detracted as U.S. dollar-denominated emerging market bond spreads widened.

Finally, the Fund’s exposure to structured products, including non-agency residential mortgages, commercial mortgage-backed securities and asset-backed securities, detracted from returns as structured spreads were mixed during the reporting period.

Thank you for your investment in Western Asset Core Bond Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Western Asset Management Company, LLC

January 17, 2023

RISKS: Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, thereby reducing the value of the Fund’s share price.

4	Western Asset Core Bond Fund 2022 Annual Report

Investments in asset-backed and mortgage-backed securities involve additional risks, including prepayment and extension risks. Non-U.S. investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Active and frequent trading may increase a shareholder’s tax liability and transaction costs, which could detract from Fund performance. The Fund may use derivatives, such as options, futures and swaps, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The use of leverage may increase volatility and possibility of loss. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

Portfolio holdings and breakdowns are as of December 31, 2022 and are subject to change and may not be representative of the portfolio managers’ current or future investments. Please refer to pages 11 through 83 for a list and percentage breakdown of the Fund’s holdings.

The mention of sector breakdowns is for informational purposes only and should not be construed as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of December 31, 2022 were: corporate bonds & notes (37.6%), mortgage-backed securities (28.8%), U.S. government & agency obligations (14.8%), collateralized mortgage obligations (12.6%) and asset-backed securities (7.3%). The Fund’s portfolio composition is subject to change at any time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage-and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 525 funds for the six-month period and among the 513 funds for the twelve-month period in the Fund’s Lipper category, and excluding sales charges, if any.

Western Asset Core Bond Fund 2022 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of December 31, 2022 and December 31, 2021 and does not include derivatives such as written options, futures contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

‡	Represents less than 0.1%.

*	Prior year percentages have been restated to reflect current classifications.

6	Western Asset Core Bond Fund 2022 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on July 1, 2022 and held for the six months ended December 31, 2022.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-3.87%	$1,000.00	$961.30	0.82%	$4.05	Class A	5.00%	$1,000.00	$1,021.07	0.82%	$4.18
Class C	-4.10	1,000.00	959.00	1.48	7.31	Class C	5.00	1,000.00	1,017.74	1.48	7.53
Class C1	-4.05	1,000.00	959.50	1.22	6.03	Class C1	5.00	1,000.00	1,019.06	1.22	6.21
Class FI	-3.86	1,000.00	961.40	0.81	4.00	Class FI	5.00	1,000.00	1,021.12	0.81	4.13
Class R	-3.99	1,000.00	960.10	1.12	5.53	Class R	5.00	1,000.00	1,019.56	1.12	5.70
Class I	-3.69	1,000.00	963.10	0.45	2.23	Class I	5.00	1,000.00	1,022.94	0.45	2.29
Class IS	-3.67	1,000.00	963.30	0.42	2.08	Class IS	5.00	1,000.00	1,023.09	0.42	2.14

Western Asset Core Bond Fund 2022 Annual Report	7

Fund expenses (unaudited) (cont’d)

[1]	For the six months ended December 31, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

8	Western Asset Core Bond Fund 2022 Annual Report

Fund performance (unaudited)

Average annual total returns
Without sales charges[1]	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Twelve Months Ended 12/31/22	-17.24%	-17.73%	-17.58%	-17.22%	-17.47%	-16.93%	-16.87%
Five Years Ended 12/31/22	-0.84	-1.53	-1.21	-0.83	-1.16	-0.48	-0.44
Ten Years Ended 12/31/22	0.95	0.24	0.57	0.99	0.65	1.33	1.37

With sales charges[2]	Class A	Class C	Class C1	Class FI	Class R	Class I	Class IS
Twelve Months Ended 12/31/22	-20.75%	-18.54%	-18.39%	-17.22%	-17.47%	-16.93%	-16.87%
Five Years Ended 12/31/22	-1.70	-1.53	-1.21	-0.83	-1.16	-0.48	-0.44
Ten Years Ended 12/31/22	0.51	0.24	0.57	0.99	0.65	1.33	1.37

Cumulative total returns
Without sales charges[1]
Class A (12/31/12 through 12/31/22)	9.87%
Class C (12/31/12 through 12/31/22)	2.47
Class C1 (12/31/12 through 12/31/22)	5.85
Class FI (12/31/12 through 12/31/22)	10.37
Class R (12/31/12 through 12/31/22)	6.71
Class I (12/31/12 through 12/31/22)	14.09
Class IS (12/31/12 through 12/31/22)	14.56

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares and Class C1 shares.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 3.75% (4.25% prior to August 15, 2022). Class C shares and Class C1 shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within one year from purchase payment.

Western Asset Core Bond Fund 2022 Annual Report	9

Fund performance (unaudited) (cont’d)

Historical performance

Value of $1,000,000 invested in

Class I Shares of Western Asset Core Bond Fund vs. Bloomberg U.S. Aggregate Index† — December 2012 - December 2022

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $1,000,000 invested in Class I shares of Western Asset Core Bond Fund on December 31, 2012, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2022. The hypothetical illustration also assumes a $1,000,000 investment in the Bloomberg U.S. Aggregate Index. The Bloomberg U.S. Aggregate Index, (the “Index”) is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Index is unmanaged and not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The performance of the Fund’s other classes may be greater or less than the Class I shares’ performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

10	Western Asset Core Bond Fund 2022 Annual Report

Schedule of investments

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 37.6%
Communication Services — 3.9%
Diversified Telecommunication Services — 1.6%
AT&T Inc., Senior Notes	3.800%	2/15/27	$5,087,000	$4,862,294
AT&T Inc., Senior Notes	2.300%	6/1/27	12,330,000	10,984,947
AT&T Inc., Senior Notes	1.650%	2/1/28	15,520,000	13,133,436
AT&T Inc., Senior Notes	2.250%	2/1/32	10,810,000	8,501,166
AT&T Inc., Senior Notes	2.550%	12/1/33	4,920,000	3,795,486
AT&T Inc., Senior Notes	5.350%	9/1/40	2,210,000	2,116,104
AT&T Inc., Senior Notes	5.550%	8/15/41	2,560,000	2,464,646
AT&T Inc., Senior Notes	4.350%	6/15/45	3,210,000	2,596,095
AT&T Inc., Senior Notes	3.300%	2/1/52	2,130,000	1,426,203
AT&T Inc., Senior Notes	3.500%	9/15/53	9,461,000	6,428,136
AT&T Inc., Senior Notes	3.550%	9/15/55	12,151,000	8,162,317
AT&T Inc., Senior Notes	3.800%	12/1/57	790,000	548,710
AT&T Inc., Senior Notes	3.650%	9/15/59	2,080,000	1,401,814
Telefonica Emisiones SA, Senior Notes	4.103%	3/8/27	219,000	208,108
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	2,821,000	2,276,995
Verizon Communications Inc., Senior Notes	2.625%	8/15/26	2,387,000	2,205,891
Verizon Communications Inc., Senior Notes	4.125%	3/16/27	6,114,000	5,964,147
Verizon Communications Inc., Senior Notes	3.000%	3/22/27	1,960,000	1,824,172
Verizon Communications Inc., Senior Notes	2.100%	3/22/28	7,170,000	6,235,237
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	9,637,000	9,285,127
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	1,728,000	1,624,934
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	5,090,000	4,500,384
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	7,020,000	5,462,927
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	16,430,000	13,551,911
Verizon Communications Inc., Senior Notes	2.355%	3/15/32	20,529,000	16,327,692
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	40,598,000	38,118,022
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	2,097,000	2,079,312
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	16,300,000	11,062,362
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	2,220,000	1,678,005
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	6,606,000	5,264,828
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	3,739,000	2,987,744
Verizon Communications Inc., Senior Notes	4.862%	8/21/46	5,144,000	4,636,690
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	564,000	548,204
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	14,750,000	11,612,185
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	14,970,000	9,449,908
Total Diversified Telecommunication Services				223,326,139

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	11

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Entertainment — 0.3%
Walt Disney Co., Senior Notes	6.200%	12/15/34	$36,000	$39,270
Walt Disney Co., Senior Notes	6.650%	11/15/37	1,970,000	2,240,121
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	3,410,000	3,075,660	(a)
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	4,560,000	3,953,704	(a)
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	25,300,000	20,904,569	(a)
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	1,650,000	1,268,231	(a)
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	20,020,000	14,631,163	(a)
Total Entertainment				46,112,718
Interactive Media & Services — 0.0%††
Alphabet Inc., Senior Notes	0.450%	8/15/25	1,740,000	1,572,421
Alphabet Inc., Senior Notes	1.100%	8/15/30	3,810,000	2,990,492
Alphabet Inc., Senior Notes	1.900%	8/15/40	3,820,000	2,549,885
Alphabet Inc., Senior Notes	2.050%	8/15/50	2,360,000	1,389,947
Total Interactive Media & Services				8,502,745
Media — 1.6%
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	24,874,000	24,403,084
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.750%	2/15/28	940,000	849,213
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	6,296,000	5,797,773
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	23,297,000	21,966,689
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	2,440,000	1,905,165
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	9,540,000	8,190,035
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	170,000	166,310
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	4,917,000	4,110,354

See Notes to Financial Statements.

12	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.500%	3/1/42	$3,280,000	$2,112,433
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,474,000	2,241,499
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	2,242,000	1,767,595
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	1,857,000	1,527,939
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	8,887,000	6,755,411
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	7,320,000	5,342,778
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.900%	6/1/52	10,000,000	6,315,323
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	3.850%	4/1/61	8,500,000	4,945,997
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	5,440,000	4,171,276
Comcast Corp., Senior Notes	3.950%	10/15/25	6,395,000	6,269,508
Comcast Corp., Senior Notes	3.150%	3/1/26	4,835,000	4,607,971
Comcast Corp., Senior Notes	3.300%	4/1/27	2,900,000	2,737,337
Comcast Corp., Senior Notes	4.150%	10/15/28	26,781,000	25,735,898	(b)
Comcast Corp., Senior Notes	3.400%	4/1/30	3,920,000	3,583,813
Comcast Corp., Senior Notes	4.250%	10/15/30	14,717,000	14,117,426
Comcast Corp., Senior Notes	7.050%	3/15/33	3,475,000	4,014,649
Comcast Corp., Senior Notes	5.650%	6/15/35	2,669,000	2,806,918
Comcast Corp., Senior Notes	3.900%	3/1/38	3,430,000	2,969,433
Comcast Corp., Senior Notes	3.250%	11/1/39	1,490,000	1,166,684
Comcast Corp., Senior Notes	3.750%	4/1/40	3,580,000	2,967,368
Comcast Corp., Senior Notes	3.400%	7/15/46	690,000	508,443
Comcast Corp., Senior Notes	4.000%	8/15/47	1,510,000	1,213,139
Comcast Corp., Senior Notes	3.969%	11/1/47	5,770,000	4,637,489

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	13

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Media — continued
Comcast Corp., Senior Notes	4.000%	3/1/48	$6,080,000	$4,904,768
Comcast Corp., Senior Notes	3.999%	11/1/49	1,070,000	849,614
Comcast Corp., Senior Notes	3.450%	2/1/50	2,420,000	1,766,570
Comcast Corp., Senior Notes	2.800%	1/15/51	4,350,000	2,764,468
Comcast Corp., Senior Notes	2.887%	11/1/51	6,340,000	4,100,448
Comcast Corp., Senior Notes	2.937%	11/1/56	5,924,000	3,690,590
Comcast Corp., Senior Notes	4.950%	10/15/58	1,150,000	1,047,614
Fox Corp., Senior Notes	5.476%	1/25/39	18,060,000	16,503,967
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	3,441,000	3,288,458
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	403,000	401,298
Time Warner Cable LLC, Senior Secured Notes	6.750%	6/15/39	985,000	936,564
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	5,058,000	4,425,891
Time Warner Cable LLC, Senior Secured Notes	5.500%	9/1/41	18,000	15,005
Total Media				224,600,205
Wireless Telecommunication Services — 0.4%
Sprint Spectrum Co. LLC/Sprint Spectrum
Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes	4.738%	3/20/25	790,875	781,928	(a)
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	6,820,000	6,564,739
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	1,330,000	1,254,750
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	23,000,000	20,887,693
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	4,900,000	4,014,785
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	18,270,000	14,417,776
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	2,350,000	2,015,150
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	5,020,000	3,561,253
T-Mobile USA Inc., Senior Notes	3.300%	2/15/51	2,300,000	1,544,994
Total Wireless Telecommunication Services				55,043,068
Total Communication Services				557,584,875
Consumer Discretionary — 2.2%
Automobiles — 0.1%
General Motors Co., Senior Notes	6.600%	4/1/36	400,000	393,183
General Motors Co., Senior Notes	5.150%	4/1/38	797,000	690,442
General Motors Co., Senior Notes	6.250%	10/2/43	4,266,000	3,962,463
General Motors Co., Senior Notes	5.950%	4/1/49	716,000	627,221

See Notes to Financial Statements.

14	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Automobiles — continued
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	$949,000	$903,098
General Motors Financial Co. Inc., Senior Notes	3.100%	1/12/32	2,580,000	2,027,901
Total Automobiles				8,604,308
Hotels, Restaurants & Leisure — 0.9%
Las Vegas Sands Corp., Senior Notes	3.200%	8/8/24	11,044,000	10,445,293
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	1,040,000	956,660
McDonald’s Corp., Senior Notes	3.300%	7/1/25	4,390,000	4,250,620
McDonald’s Corp., Senior Notes	1.450%	9/1/25	7,940,000	7,288,649
McDonald’s Corp., Senior Notes	3.700%	1/30/26	3,953,000	3,847,875
McDonald’s Corp., Senior Notes	3.500%	3/1/27	2,484,000	2,368,688
McDonald’s Corp., Senior Notes	3.500%	7/1/27	3,310,000	3,145,126
McDonald’s Corp., Senior Notes	3.800%	4/1/28	1,513,000	1,450,572
McDonald’s Corp., Senior Notes	2.125%	3/1/30	8,770,000	7,356,124
McDonald’s Corp., Senior Notes	3.600%	7/1/30	4,130,000	3,798,037
McDonald’s Corp., Senior Notes	4.875%	12/9/45	5,870,000	5,454,988
McDonald’s Corp., Senior Notes	3.625%	9/1/49	800,000	605,658
McDonald’s Corp., Senior Notes	4.200%	4/1/50	9,130,000	7,643,775
Sands China Ltd., Senior Notes	5.625%	8/8/25	7,559,000	7,236,927
Sands China Ltd., Senior Notes	5.900%	8/8/28	31,015,000	29,081,618
Sands China Ltd., Senior Notes	3.350%	3/8/29	4,690,000	3,837,884
Sands China Ltd., Senior Notes	4.875%	6/18/30	15,340,000	13,501,347
Sands China Ltd., Senior Notes	3.750%	8/8/31	21,050,000	16,592,791
Total Hotels, Restaurants & Leisure				128,862,632
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	4.450%	4/1/26	179,000	168,796
Internet & Direct Marketing Retail — 0.9%
Amazon.com Inc., Senior Notes	0.800%	6/3/25	8,220,000	7,513,540
Amazon.com Inc., Senior Notes	3.300%	4/13/27	2,400,000	2,281,345
Amazon.com Inc., Senior Notes	1.200%	6/3/27	8,090,000	7,018,168
Amazon.com Inc., Senior Notes	3.150%	8/22/27	6,161,000	5,799,563
Amazon.com Inc., Senior Notes	3.450%	4/13/29	5,130,000	4,802,869
Amazon.com Inc., Senior Notes	1.500%	6/3/30	4,990,000	4,021,116
Amazon.com Inc., Senior Notes	2.100%	5/12/31	4,510,000	3,694,559
Amazon.com Inc., Senior Notes	3.600%	4/13/32	20,910,000	19,197,043	(b)
Amazon.com Inc., Senior Notes	3.875%	8/22/37	6,705,000	5,966,930
Amazon.com Inc., Senior Notes	4.950%	12/5/44	3,036,000	3,006,073
Amazon.com Inc., Senior Notes	4.050%	8/22/47	21,835,000	18,837,442	(b)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	15

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Internet & Direct Marketing Retail — continued
Amazon.com Inc., Senior Notes	2.500%	6/3/50	$18,110,000	$11,495,917
Amazon.com Inc., Senior Notes	4.250%	8/22/57	4,760,000	4,117,176
Prosus NV, Senior Notes	3.680%	1/21/30	11,350,000	9,460,504	(a)
Prosus NV, Senior Notes	4.027%	8/3/50	15,440,000	9,686,086	(a)
Prosus NV, Senior Notes	3.832%	2/8/51	13,500,000	8,203,161	(a)
Total Internet & Direct Marketing Retail				125,101,492
Multiline Retail — 0.0%††
Target Corp., Senior Notes	2.250%	4/15/25	6,720,000	6,380,891
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	2.500%	4/15/27	4,170,000	3,843,536
Home Depot Inc., Senior Notes	3.900%	12/6/28	750,000	723,572
Home Depot Inc., Senior Notes	2.700%	4/15/30	4,380,000	3,829,428
Home Depot Inc., Senior Notes	3.300%	4/15/40	4,870,000	3,897,672
Home Depot Inc., Senior Notes	3.900%	6/15/47	820,000	678,289
Home Depot Inc., Senior Notes	3.350%	4/15/50	9,320,000	6,886,932
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	9,030,000	7,601,159
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	2,800,000	2,690,232
Total Specialty Retail				30,150,820
Textiles, Apparel & Luxury Goods — 0.1%
NIKE Inc., Senior Notes	2.400%	3/27/25	3,750,000	3,584,975
NIKE Inc., Senior Notes	2.750%	3/27/27	6,050,000	5,659,848
NIKE Inc., Senior Notes	2.850%	3/27/30	5,960,000	5,340,362
NIKE Inc., Senior Notes	3.250%	3/27/40	2,820,000	2,302,792
NIKE Inc., Senior Notes	3.375%	3/27/50	1,170,000	921,573
Total Textiles, Apparel & Luxury Goods				17,809,550
Total Consumer Discretionary				317,078,489
Consumer Staples — 1.7%
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.650%	2/1/26	13,236,000	12,753,645
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	10,621,000	9,708,823
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,270,000	1,211,105
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	21,078,000	20,851,127
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	2,710,000	2,473,569

See Notes to Financial Statements.

16	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Beverages — continued
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.350%	6/1/40	$10,440,000	$9,219,018
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.600%	4/15/48	966,000	844,346
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	2,090,000	2,077,966
Coca-Cola Co., Senior Notes	3.375%	3/25/27	3,540,000	3,400,476
Coca-Cola Co., Senior Notes	1.450%	6/1/27	4,130,000	3,652,239
Coca-Cola Co., Senior Notes	2.500%	6/1/40	4,010,000	2,938,176
Coca-Cola Co., Senior Notes	2.600%	6/1/50	3,180,000	2,121,615
Constellation Brands Inc., Senior Notes	3.600%	5/9/24	3,890,000	3,815,256
Constellation Brands Inc., Senior Notes	4.350%	5/9/27	5,460,000	5,325,628
PepsiCo Inc., Senior Notes	0.750%	5/1/23	7,700,000	7,601,356
PepsiCo Inc., Senior Notes	2.250%	3/19/25	760,000	724,055
PepsiCo Inc., Senior Notes	2.625%	3/19/27	760,000	707,045
PepsiCo Inc., Senior Notes	1.625%	5/1/30	2,410,000	1,965,747
PepsiCo Inc., Senior Notes	2.875%	10/15/49	2,270,000	1,633,193
Total Beverages				93,024,385
Food & Staples Retailing — 0.2%
Costco Wholesale Corp., Senior Notes	1.375%	6/20/27	11,490,000	10,081,334
Costco Wholesale Corp., Senior Notes	1.600%	4/20/30	10,000	8,216
Costco Wholesale Corp., Senior Notes	1.750%	4/20/32	5,190,000	4,117,321
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	310,617	316,398
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	3,439,661	3,389,280
Walmart Inc., Senior Notes	1.500%	9/22/28	2,940,000	2,525,082
Walmart Inc., Senior Notes	2.375%	9/24/29	1,060,000	930,839
Walmart Inc., Senior Notes	1.800%	9/22/31	2,020,000	1,649,309
Total Food & Staples Retailing				23,017,779
Food Products — 0.3%
Danone SA, Senior Notes	2.589%	11/2/23	6,493,000	6,359,892	(a)
Danone SA, Senior Notes	2.947%	11/2/26	4,317,000	4,018,104	(a)
Hershey Co., Senior Notes	0.900%	6/1/25	1,930,000	1,763,210
Kraft Heinz Foods Co., Senior Notes	3.000%	6/1/26	2,588,000	2,425,121
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	293,000	281,285
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	36,000	32,725
Mars Inc., Senior Notes	2.700%	4/1/25	3,269,000	3,114,695	(a)
Mars Inc., Senior Notes	3.200%	4/1/30	9,788,000	8,766,465	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	17

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Food Products — continued
Mars Inc., Senior Notes	2.375%	7/16/40	$3,260,000	$2,221,183	(a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,020,000	9,280,958
Total Food Products				38,263,638
Household Products — 0.0%††
Kimberly-Clark Corp., Senior Notes	3.100%	3/26/30	1,810,000	1,632,516
Procter & Gamble Co., Senior Notes	2.800%	3/25/27	1,200,000	1,125,567
Procter & Gamble Co., Senior Notes	3.000%	3/25/30	3,430,000	3,142,073
Total Household Products				5,900,156
Tobacco — 0.5%
Altria Group Inc., Senior Notes	2.350%	5/6/25	1,770,000	1,668,739
Altria Group Inc., Senior Notes	4.400%	2/14/26	8,997,000	8,818,207
Altria Group Inc., Senior Notes	4.800%	2/14/29	2,049,000	1,970,351
Altria Group Inc., Senior Notes	2.450%	2/4/32	2,180,000	1,649,941
Altria Group Inc., Senior Notes	5.800%	2/14/39	4,635,000	4,291,855
Altria Group Inc., Senior Notes	5.950%	2/14/49	20,034,000	17,907,496
Altria Group Inc., Senior Notes	6.200%	2/14/59	710,000	667,778
BAT Capital Corp., Senior Notes	3.557%	8/15/27	17,750,000	16,243,915
BAT Capital Corp., Senior Notes	2.259%	3/25/28	3,180,000	2,644,427
BAT Capital Corp., Senior Notes	4.540%	8/15/47	4,767,000	3,386,174
Cargill Inc., Senior Notes	1.375%	7/23/23	6,530,000	6,398,491	(a)
Philip Morris International Inc., Senior Notes	1.125%	5/1/23	3,930,000	3,881,772
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	4,340,000	3,519,461
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	1,406,000	1,191,906
Reynolds American Inc., Senior Notes	6.150%	9/15/43	1,110,000	994,631
Reynolds American Inc., Senior Notes	5.850%	8/15/45	1,610,000	1,378,044
Total Tobacco				76,613,188
Total Consumer Staples				236,819,146
Energy — 6.2%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	78,000	75,952
Halliburton Co., Senior Notes	5.000%	11/15/45	1,075,000	956,999
Total Energy Equipment & Services				1,032,951
Oil, Gas & Consumable Fuels — 6.2%
Apache Corp., Senior Notes	6.000%	1/15/37	89,000	82,537
Apache Corp., Senior Notes	5.100%	9/1/40	11,863,000	9,857,767
Apache Corp., Senior Notes	5.250%	2/1/42	6,878,000	5,663,335

See Notes to Financial Statements.

18	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Apache Corp., Senior Notes	4.750%	4/15/43	$18,342,000	$13,871,596
Apache Corp., Senior Notes	4.250%	1/15/44	18,144,000	12,804,631
BP Capital Markets America Inc., Senior Notes	3.119%	5/4/26	8,803,000	8,355,076
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	9,410,000	8,658,490
BP Capital Markets America Inc., Senior Notes	1.749%	8/10/30	5,000,000	3,997,497
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	14,290,000	9,595,642
BP Capital Markets America Inc., Senior Notes	2.772%	11/10/50	1,240,000	797,195
BP Capital Markets America Inc., Senior Notes	2.939%	6/4/51	760,000	503,880
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	9,880,000	8,359,793	(a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	15,650,000	12,654,685	(a)
Chevron Corp., Senior Notes	1.554%	5/11/25	7,640,000	7,113,898
Chevron Corp., Senior Notes	1.995%	5/11/27	2,750,000	2,473,911
Chevron Corp., Senior Notes	3.078%	5/11/50	8,710,000	6,294,061
Chevron USA Inc., Senior Notes	3.850%	1/15/28	8,880,000	8,586,082
Conoco Funding Co., Senior Notes	7.250%	10/15/31	313,000	357,769
ConocoPhillips Co., Senior Notes	6.950%	4/15/29	573,000	634,968
Continental Resources Inc., Senior Notes	4.500%	4/15/23	1,950,000	1,949,756
Continental Resources Inc., Senior Notes	3.800%	6/1/24	2,897,000	2,821,844
Continental Resources Inc., Senior Notes	4.375%	1/15/28	14,655,000	13,451,678
Continental Resources Inc., Senior Notes	4.900%	6/1/44	6,900,000	5,127,553
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	10,409,000	9,735,073
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	25,310,000	23,969,146
Devon Energy Corp., Senior Notes	5.850%	12/15/25	2,774,000	2,826,985
Devon Energy Corp., Senior Notes	5.250%	10/15/27	1,026,000	1,017,029
Devon Energy Corp., Senior Notes	4.500%	1/15/30	2,428,000	2,266,024
Devon Energy Corp., Senior Notes	5.600%	7/15/41	13,600,000	12,747,143
Devon Energy Corp., Senior Notes	4.750%	5/15/42	9,470,000	8,056,128
Devon Energy Corp., Senior Notes	5.000%	6/15/45	19,033,000	16,520,498
Diamondback Energy Inc., Senior Notes	3.250%	12/1/26	3,669,000	3,417,662
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	13,512,000	11,883,957
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	4,010,000	3,330,250
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	5,000,000	3,831,622
Ecopetrol SA, Senior Notes	5.875%	5/28/45	61,615,000	43,033,979

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	19

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
El Paso Natural Gas Co. LLC, Senior Notes	8.375%	6/15/32	$2,696,000	$3,058,255
Energy Transfer LP, Senior Notes	2.900%	5/15/25	7,020,000	6,617,230
Energy Transfer LP, Senior Notes	4.750%	1/15/26	2,060,000	2,008,805
Energy Transfer LP, Senior Notes	5.500%	6/1/27	6,670,000	6,633,330
Energy Transfer LP, Senior Notes	4.950%	6/15/28	1,907,000	1,847,661
Energy Transfer LP, Senior Notes	5.250%	4/15/29	3,738,000	3,622,430
Energy Transfer LP, Senior Notes	3.750%	5/15/30	21,808,000	19,278,095
Energy Transfer LP, Senior Notes	6.100%	2/15/42	2,185,000	2,013,267
Energy Transfer LP, Senior Notes	5.300%	4/1/44	540,000	458,172
Energy Transfer LP, Senior Notes	5.400%	10/1/47	7,451,000	6,344,669
Energy Transfer LP, Senior Notes	6.250%	4/15/49	10,862,000	10,152,577
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	10,006,000	9,494,713
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	4,660,000	4,112,825
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	15,760,000	13,423,415
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	430,000	482,115
Enterprise Products Operating LLC, Senior Notes	5.700%	2/15/42	510,000	496,436
Enterprise Products Operating LLC, Senior Notes	4.450%	2/15/43	1,800,000	1,524,544
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	410,000	363,376
Enterprise Products Operating LLC, Senior Notes	5.100%	2/15/45	5,000,000	4,517,278
Enterprise Products Operating LLC, Senior Notes	4.800%	2/1/49	1,960,000	1,679,806
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	2,620,000	2,072,611
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	13,100,000	9,504,182
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	905,000	657,648
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. USD LIBOR + 2.570%)	5.375%	2/15/78	2,590,000	1,978,485	(c)
EOG Resources Inc., Senior Notes	4.150%	1/15/26	203,000	199,241
EOG Resources Inc., Senior Notes	4.375%	4/15/30	13,092,000	12,688,102

See Notes to Financial Statements.

20	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
EOG Resources Inc., Senior Notes	3.900%	4/1/35	$6,800,000	$6,089,753
EOG Resources Inc., Senior Notes	4.950%	4/15/50	16,625,000	15,914,216
EQT Corp., Senior Notes	7.000%	2/1/30	5,000,000	5,194,000
Exxon Mobil Corp., Senior Notes	1.571%	4/15/23	680,000	673,703
Exxon Mobil Corp., Senior Notes	2.992%	3/19/25	17,500,000	16,870,908
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	2,946,000	2,813,270
Exxon Mobil Corp., Senior Notes	2.440%	8/16/29	13,168,000	11,531,853
Exxon Mobil Corp., Senior Notes	3.482%	3/19/30	6,210,000	5,806,622
Exxon Mobil Corp., Senior Notes	4.227%	3/19/40	2,000,000	1,808,456
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	3,663,000	3,134,497
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	2,860,000	2,520,466
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	4,000,000	3,031,773
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	12,603,000	11,327,841	(a)
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	10,863,000	8,469,881	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,803,000	2,325,753	(a)
Kinder Morgan Energy Partners LP, Senior Notes	3.500%	9/1/23	349,000	345,360
Kinder Morgan Energy Partners LP, Senior Notes	4.250%	9/1/24	1,792,000	1,762,671
Kinder Morgan Energy Partners LP, Senior Notes	7.300%	8/15/33	110,000	119,111
Kinder Morgan Energy Partners LP, Senior Notes	6.550%	9/15/40	620,000	624,325
Kinder Morgan Energy Partners LP, Senior Notes	6.375%	3/1/41	730,000	725,289
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	540,000	490,738
Kinder Morgan Energy Partners LP, Senior Notes	5.400%	9/1/44	140,000	126,478
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	1,800,000	1,766,898
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	14,400,000	13,820,400
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	11,500,000	10,539,651
Kinder Morgan Inc., Senior Notes	5.050%	2/15/46	980,000	835,555
Lukoil Capital DAC, Senior Notes	3.600%	10/26/31	11,760,000	8,373,120	(a)
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	6,960,000	5,595,840	(a)
MPLX LP, Senior Notes	4.125%	3/1/27	2,687,000	2,541,879

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	21

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
MPLX LP, Senior Notes	4.000%	3/15/28	$3,787,000	$3,529,094
MPLX LP, Senior Notes	4.800%	2/15/29	1,684,000	1,615,002
MPLX LP, Senior Notes	4.500%	4/15/38	4,308,000	3,644,829
MPLX LP, Senior Notes	5.200%	3/1/47	8,490,000	7,244,198
MPLX LP, Senior Notes	5.200%	12/1/47	4,750,000	4,062,436
MPLX LP, Senior Notes	4.700%	4/15/48	7,707,000	6,115,703
MPLX LP, Senior Notes	5.500%	2/15/49	2,554,000	2,256,869
Occidental Petroleum Corp., Senior Notes	6.950%	7/1/24	286,000	291,932
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	627,000	625,671
Occidental Petroleum Corp., Senior Notes	3.200%	8/15/26	2,550,000	2,350,565
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	2,257,000	2,052,196
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	11,579,000	10,385,668
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	8,284,000	9,160,240
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	2,346,000	2,299,950
Occidental Petroleum Corp., Senior Notes	4.500%	7/15/44	18,287,000	14,649,844
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	5,060,000	4,096,203
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	2,050,000	2,114,052
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	1,657,000	1,297,091
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	3,349,000	2,564,011
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	4,594,000	3,535,749
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	6,914,000	6,641,473	(a)
Petrobras Global Finance BV, Senior Notes	6.250%	3/17/24	2,087,000	2,098,262
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	30,909,000	23,945,202	(a)
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	7,630,000	5,003,945	(a)
Petroleos Mexicanos, Senior Notes	6.625%	6/15/35	3,889,000	2,830,345
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	5,746,000	3,386,118
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	3,950,000	2,455,142
Petroleos Mexicanos, Senior Notes	5.625%	1/23/46	13,254,000	7,739,671
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	4,478,000	2,867,190
Pioneer Natural Resources Co., Senior Notes	1.125%	1/15/26	1,890,000	1,686,619
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	7,290,000	5,725,321
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	16,160,000	12,810,971
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	12,900,000	10,470,499	(a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	22,500,000	14,807,413	(a)
Schlumberger Holdings Corp., Senior Notes	3.900%	5/17/28	142,000	132,562	(a)
Shell International Finance BV, Senior Notes	2.875%	5/10/26	6,654,000	6,274,295

See Notes to Financial Statements.

22	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Oil, Gas & Consumable Fuels — continued
Shell International Finance BV, Senior Notes	2.375%	11/7/29	$8,300,000	$7,191,721
Shell International Finance BV, Senior Notes	2.750%	4/6/30	11,040,000	9,712,558
Shell International Finance BV, Senior Notes	4.550%	8/12/43	1,451,000	1,317,186
Shell International Finance BV, Senior Notes	4.375%	5/11/45	4,084,000	3,588,801
Shell International Finance BV, Senior Notes	4.000%	5/10/46	3,779,000	3,099,577
Shell International Finance BV, Senior Notes	3.250%	4/6/50	17,000,000	12,275,839
Sinopec Group Overseas Development 2014 Ltd., Senior Notes	4.375%	4/10/24	18,252,000	18,130,824	(a)
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	3,985,000	4,385,027
Targa Resources Corp., Senior Notes	5.200%	7/1/27	10,760,000	10,563,608
Targa Resources Corp., Senior Notes	4.950%	4/15/52	2,600,000	2,068,657
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	6,590,000	5,534,294	(a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	17,006,000	18,169,090
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	3.250%	5/15/30	5,000,000	4,350,519
Western Midstream Operating LP, Senior Notes	3.350%	2/1/25	2,630,000	2,492,846
Western Midstream Operating LP, Senior Notes (3 mo. USD LIBOR + 1.100%)	5.041%	1/13/23	1,700,000	1,697,456	(c)
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	7,760,000	7,316,393
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	1,650,000	1,446,590
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	2,125,000	2,332,878
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	23,000	25,441
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	6,365,000	7,519,145
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	4,386,000	3,750,710
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	6,730,000	5,915,739
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	1,990,000	1,691,322
Total Oil, Gas & Consumable Fuels				884,401,267
Total Energy				885,434,218
Financials — 12.2%
Banks — 8.5%
ABN AMRO Bank NV, Subordinated Notes	4.750%	7/28/25	1,352,000	1,312,744	(a)
Banco Santander SA, Senior Notes	3.848%	4/12/23	6,448,000	6,414,287
Banco Santander SA, Senior Notes	2.746%	5/28/25	28,200,000	26,417,176
Banco Santander SA, Senior Notes (3 mo. USD LIBOR + 1.120%)	5.039%	4/12/23	2,149,000	2,149,317	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	23

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Banco Santander SA, Senior Notes (4.175%to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	$1,000,000	$928,982	(c)
Bank of America Corp., Senior Notes	3.300%	1/11/23	4,594,000	4,592,472
Bank of America Corp., Senior Notes	4.100%	7/24/23	4,988,000	4,967,410
Bank of America Corp., Senior Notes	4.000%	4/1/24	3,134,000	3,096,031
Bank of America Corp., Senior Notes	3.500%	4/19/26	4,567,000	4,364,048
Bank of America Corp., Senior Notes	5.000%	1/21/44	9,215,000	8,516,693
Bank of America Corp., Senior Notes (1.319% to 6/19/25 then SOFR + 1.150%)	1.319%	6/19/26	45,980,000	41,445,590	(c)
Bank of America Corp., Senior Notes (1.898% to 7/23/30 then SOFR + 1.530%)	1.898%	7/23/31	3,000,000	2,309,056	(c)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	14,650,000	11,510,240	(c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	15,760,000	12,870,126	(c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	13,820,000	11,169,314	(c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. USD LIBOR + 1.040%)	3.419%	12/20/28	15,406,000	13,976,590	(c)
Bank of America Corp., Senior Notes (3.550% to 3/5/23 then 3 mo. USD LIBOR + 0.780%)	3.550%	3/5/24	7,782,000	7,753,248	(c)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. USD LIBOR + 1.370%)	3.593%	7/21/28	7,711,000	7,110,843	(c)
Bank of America Corp., Senior Notes (3.841% to 4/25/24 then SOFR + 1.110%)	3.841%	4/25/25	7,260,000	7,091,833	(c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. USD LIBOR + 1.190%)	3.946%	1/23/49	3,717,000	2,891,472	(c)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. USD LIBOR + 1.070%)	3.970%	3/5/29	5,000,000	4,622,446	(c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. USD LIBOR + 1.210%)	3.974%	2/7/30	22,684,000	20,647,781	(c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. USD LIBOR + 3.150%)	4.083%	3/20/51	25,140,000	19,795,576	(c)

See Notes to Financial Statements.

24	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. USD LIBOR + 1.520%)	4.330%	3/15/50	$11,720,000	$9,670,551	(c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	5,370,000	5,143,750	(c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	14,880,000	13,652,836	(c)
Bank of America Corp., Subordinated Notes	4.200%	8/26/24	5,409,000	5,328,808
Bank of America Corp., Subordinated Notes	4.000%	1/22/25	2,875,000	2,816,215
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	1,093,000	1,072,296
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	17,320,000	16,754,410
Bank of America Corp., Subordinated Notes (2.482% to 9/21/31 then 5 year Treasury Constant Maturity Rate + 1.200%)	2.482%	9/21/36	3,000,000	2,211,171	(c)
Bank of Montreal, Senior Notes	1.850%	5/1/25	12,810,000	11,977,045
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	1,316,000	1,160,887	(c)
Bank of Nova Scotia, Senior Notes	3.450%	4/11/25	19,420,000	18,705,365
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	7,120,000	6,529,887
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	4,470,000	3,826,126	(c)
Barclays PLC, Senior Notes (4.972% to 5/16/28 then 3 mo. USD LIBOR + 1.902%)	4.972%	5/16/29	4,899,000	4,609,660	(c)
Barclays PLC, Subordinated Notes (5.088%to 6/20/29 then 3 mo. USD LIBOR + 3.054%)	5.088%	6/20/30	7,848,000	7,244,697	(c)
BNP Paribas SA, Senior Notes	3.375%	1/9/25	2,463,000	2,372,093	(a)
BNP Paribas SA, Senior Notes	4.400%	8/14/28	7,899,000	7,483,001	(a)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	8,840,000	8,124,181	(a)(c)
BNP Paribas SA, Senior Notes (3.052% to 1/13/30 then SOFR + 1.507%)	3.052%	1/13/31	11,830,000	9,719,932	(a)(c)
BNP Paribas SA, Senior Notes (4.705% to 1/10/24 then 3 mo. USD LIBOR + 2.235%)	4.705%	1/10/25	16,281,000	16,124,840	(a)(c)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. USD LIBOR + 2.567%)	5.198%	1/10/30	8,704,000	8,289,067	(a)(c)
BNP Paribas SA, Subordinated Notes (4.375% to 3/1/28 then USD 5 year ICE Swap Rate + 1.483%)	4.375%	3/1/33	2,669,000	2,363,000	(a)(c)
BPCE SA, Subordinated Notes	5.150%	7/21/24	4,541,000	4,447,946	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	25

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Canadian Imperial Bank of Commerce, Senior Notes	0.950%	6/23/23	$7,130,000	$6,998,282
Citigroup Inc., Senior Notes	3.300%	4/27/25	12,054,000	11,682,133
Citigroup Inc., Senior Notes	8.125%	7/15/39	3,081,000	3,802,034
Citigroup Inc., Senior Notes	4.650%	7/30/45	7,037,000	6,068,304
Citigroup Inc., Senior Notes	4.650%	7/23/48	1,675,000	1,448,969
Citigroup Inc., Senior Notes (1.678% to 5/15/23 then SOFR + 1.667%)	1.678%	5/15/24	7,430,000	7,325,834	(c)
Citigroup Inc., Senior Notes (2.561% to 5/1/31 then SOFR + 1.167%)	2.561%	5/1/32	5,000,000	3,959,244	(c)
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	51,980,000	42,155,599	(c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	5,210,000	4,936,109	(c)
Citigroup Inc., Senior Notes (3.520% to 10/27/27 then 3 mo. USD LIBOR + 1.151%)	3.520%	10/27/28	18,054,000	16,502,211	(c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	15,970,000	13,701,889	(c)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. USD LIBOR + 1.338%)	3.980%	3/20/30	18,048,000	16,313,895	(c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	8,960,000	8,248,768	(c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	5,380,000	5,215,052	(c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	6,260,000	5,880,097	(c)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	1,849,000	1,840,348
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	4,549,000	4,469,106
Citigroup Inc., Subordinated Notes	5.500%	9/13/25	2,722,000	2,741,493
Citigroup Inc., Subordinated Notes	4.300%	11/20/26	1,343,000	1,301,047
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	25,282,000	24,146,329
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	412,000	435,136
Citigroup Inc., Subordinated Notes	6.125%	8/25/36	605,000	608,431
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	564,000	605,668
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	1,423,000	1,289,067
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	716,000	598,215
Cooperatieve Rabobank UA, Senior Notes	3.375%	5/21/25	13,201,000	12,799,656
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	9,027,000	8,819,688
Cooperatieve Rabobank UA, Senior Notes	3.750%	7/21/26	833,000	783,202

See Notes to Financial Statements.

26	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	$3,500,000	$3,150,073	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	7,190,000	6,634,984	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	5,300,000	4,529,231	(a)(c)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	5,920,000	5,401,501	(a)(c)
Credit Agricole SA, Subordinated Notes (4.000% to 1/10/28 then USD 5 year ICE Swap Rate + 1.644%)	4.000%	1/10/33	3,743,000	3,267,307	(a)(c)
Danske Bank A/S, Senior Notes	3.875%	9/12/23	3,529,000	3,485,712	(a)
Danske Bank A/S, Senior Notes	5.375%	1/12/24	7,066,000	7,010,333	(a)
Danske Bank A/S, Senior Notes	1.226%	6/22/24	11,270,000	10,527,441	(a)
Danske Bank A/S, Senior Notes (3.244% to 12/20/24 then 3 mo. USD LIBOR + 1.591%)	3.244%	12/20/25	4,872,000	4,563,416	(a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	1,500,000	1,381,465	(a)(c)
HSBC Holdings PLC, Senior Notes	4.300%	3/8/26	997,000	965,517
HSBC Holdings PLC, Senior Notes (2.848%to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	18,950,000	15,164,789	(c)
HSBC Holdings PLC, Senior Notes (3.803%to 3/11/24 then 3 mo. USD LIBOR + 1.211%)	3.803%	3/11/25	10,753,000	10,458,250	(c)
HSBC Holdings PLC, Senior Notes (4.041%to 3/13/27 then 3 mo. USD LIBOR + 1.546%)	4.041%	3/13/28	10,721,000	9,895,339	(c)
HSBC Holdings PLC, Subordinated Notes	4.250%	3/14/24	206,000	202,440
HSBC Holdings PLC, Subordinated Notes	4.250%	8/18/25	3,347,000	3,222,917
Intesa Sanpaolo SpA, Senior Notes	3.375%	1/12/23	2,266,000	2,264,905	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	10,460,000	10,061,146	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	11,693,000	11,249,768	(a)
JPMorgan Chase & Co., Senior Notes (1.514% to 6/1/23 then SOFR + 1.455%)	1.514%	6/1/24	19,780,000	19,460,866	(c)
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	11,840,000	11,001,114	(c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	14,820,000	12,159,745	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	27

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	$6,680,000	$5,296,925	(c)
JPMorgan Chase & Co., Senior Notes (2.580% to 4/22/31 then SOFR + 1.250%)	2.580%	4/22/32	7,000,000	5,624,187	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then SOFR + 2.460%)	3.109%	4/22/41	5,000,000	3,652,451	(c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	6,850,000	4,517,813	(c)
JPMorgan Chase & Co., Senior Notes (4.023% to 12/5/23 then 3 mo. USD LIBOR + 1.000%)	4.023%	12/5/24	19,448,000	19,165,012	(c)
JPMorgan Chase & Co., Senior Notes (4.203% to 7/23/28 then 3 mo. USD LIBOR + 1.260%)	4.203%	7/23/29	5,687,000	5,309,910	(c)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. USD LIBOR + 1.330%)	4.452%	12/5/29	17,191,000	16,182,921	(c)
JPMorgan Chase & Co., Senior Notes (4.493% to 3/24/30 then SOFR + 3.790%)	4.493%	3/24/31	6,000,000	5,617,886	(c)
JPMorgan Chase & Co., Subordinated Notes	4.125%	12/15/26	5,791,000	5,603,862
JPMorgan Chase & Co., Subordinated Notes	4.250%	10/1/27	9,717,000	9,378,922
JPMorgan Chase & Co., Subordinated Notes	3.625%	12/1/27	5,143,000	4,763,234
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	8,546,000	7,676,584
Lloyds Banking Group PLC, Senior Notes	4.375%	3/22/28	6,970,000	6,627,842
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	2,843,000	2,725,598
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	6,500,000	6,265,824	(c)
Mitsubishi UFJ Financial Group Inc., Senior Notes (4.080% to 4/19/27 then 1 year Treasury Constant Maturity Rate + 1.300%)	4.080%	4/19/28	6,690,000	6,317,640	(c)
NatWest Group PLC, Senior Notes (4.269% to 3/22/24 then 3 mo. USD LIBOR + 1.762%)	4.269%	3/22/25	5,803,000	5,677,389	(c)
NatWest Group PLC, Senior Notes (4.519% to 6/25/23 then 3 mo. USD LIBOR + 1.550%)	4.519%	6/25/24	13,433,000	13,310,718	(c)
Nordea Bank Abp, Senior Notes	1.000%	6/9/23	12,590,000	12,381,487	(a)

See Notes to Financial Statements.

28	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Banks — continued
PNC Bank NA, Subordinated Notes	3.875%	4/10/25	$1,567,000	$1,525,353
Royal Bank of Canada, Senior Notes	1.600%	4/17/23	10,910,000	10,816,881
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	6,800,000	6,230,366
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	18,950,000	17,310,418
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	484,000	372,017	(a)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	432,000	397,770	(a)
Swedbank AB, Senior Notes	1.300%	6/2/23	8,590,000	8,437,183	(a)
Toronto-Dominion Bank, Senior Notes	0.750%	6/12/23	13,370,000	13,131,648
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	6,770,000	6,182,099
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	5,000,000	4,780,924
US Bancorp, Senior Notes	1.450%	5/12/25	14,850,000	13,782,150
Wells Fargo & Co., Senior Notes	3.750%	1/24/24	11,690,000	11,536,067
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	7,684,000	7,112,133
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	8,588,000	8,089,821
Wells Fargo & Co., Senior Notes (1.654% to 6/2/23 then SOFR + 1.600%)	1.654%	6/2/24	14,330,000	14,100,866	(c)
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	12,110,000	11,280,699	(c)
Wells Fargo & Co., Senior Notes (2.879% to 10/30/29 then 3mo. Term SOFR + 1.432%)	2.879%	10/30/30	16,240,000	13,829,034	(c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	3,970,000	3,354,979	(c)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then SOFR + 4.032%)	4.478%	4/4/31	12,440,000	11,690,908	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then SOFR + 4.502%)	5.013%	4/4/51	92,400,000	81,868,543	(c)
Wells Fargo & Co., Subordinated Notes	4.125%	8/15/23	134,000	133,231
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	12,726,000	12,267,384
Wells Fargo & Co., Subordinated Notes	5.375%	11/2/43	430,000	401,787
Wells Fargo & Co., Subordinated Notes	5.606%	1/15/44	1,522,000	1,483,059
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	1,513,000	1,280,432
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	4,469,000	3,867,997
Wells Fargo & Co., Subordinated Notes	4.400%	6/14/46	16,048,000	12,962,446
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	13,120,000	11,048,192
Total Banks				1,201,685,696
Capital Markets — 2.5%
Bank of New York Mellon Corp., Senior Notes	1.600%	4/24/25	3,860,000	3,590,004

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	29

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
CME Group Inc., Senior Notes	5.300%	9/15/43	$1,070,000	$1,114,313
Credit Suisse AG, Senior Notes	1.000%	5/5/23	42,030,000	41,060,863
Credit Suisse AG, Senior Notes	3.625%	9/9/24	2,660,000	2,481,925
Credit Suisse AG, Senior Notes	2.950%	4/9/25	6,410,000	5,774,134
Credit Suisse Group AG, Senior Notes	4.550%	4/17/26	457,000	403,558
Credit Suisse Group AG, Senior Notes (2.593% to 9/11/24 then SOFR + 1.560%)	2.593%	9/11/25	1,997,000	1,766,633	(a)(c)
Credit Suisse Group AG, Senior Notes (3.091% to 5/14/31 then SOFR + 1.730%)	3.091%	5/14/32	14,200,000	9,839,779	(a)(c)
Credit Suisse Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	18,006,000	14,012,564	(a)(c)
Credit Suisse Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	4,920,000	5,051,117	(a)(c)
Goldman Sachs Capital II, Junior Subordinated Notes (3 mo. USD LIBOR + 0.768%, 4.000% floor)	5.528%	1/30/23	22,000	16,639	(c)(d)
Goldman Sachs Group Inc., Senior Notes	3.200%	2/23/23	4,785,000	4,773,276
Goldman Sachs Group Inc., Senior Notes	3.625%	2/20/24	9,269,000	9,112,723
Goldman Sachs Group Inc., Senior Notes	4.000%	3/3/24	1,012,000	999,670
Goldman Sachs Group Inc., Senior Notes	3.850%	7/8/24	1,352,000	1,323,762
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	8,120,000	7,815,447
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	10,165,000	9,542,624
Goldman Sachs Group Inc., Senior Notes	3.850%	1/26/27	6,210,000	5,921,824
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	5,481,000	5,746,630
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	3,616,000	3,187,791
Goldman Sachs Group Inc., Senior Notes (2.383% to 7/21/31 then SOFR + 1.248%)	2.383%	7/21/32	5,000,000	3,891,616	(c)
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	1,020,000	807,904	(c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	2,570,000	1,757,204	(c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	2,370,000	2,211,088	(c)
Goldman Sachs Group Inc., Senior Notes (3.691% to 6/5/27 then 3 mo. USD LIBOR + 1.510%)	3.691%	6/5/28	8,956,000	8,335,189	(c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. USD LIBOR + 1.158%)	3.814%	4/23/29	23,236,000	21,265,998	(c)

See Notes to Financial Statements.

30	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. USD LIBOR + 1.301%)	4.223%	5/1/29	$23,815,000	$22,229,807	(c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	1,120,000	811,033	(c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	8,454,000	8,259,611
Goldman Sachs Group Inc., Subordinated Notes	6.750%	10/1/37	3,045,000	3,261,947
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	17,911,000	16,173,237
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	4,050,000	3,884,912
Intercontinental Exchange Inc., Senior Notes	4.950%	6/15/52	1,030,000	960,992
KKR Group Finance Co. II LLC, Senior Notes	5.500%	2/1/43	331,000	305,865	(a)
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	18,980,000	17,653,737	(c)
Morgan Stanley, Senior Notes (2.239% to 7/21/31 then SOFR + 1.178%)	2.239%	7/21/32	7,000,000	5,387,123	(c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	1,030,000	808,796	(c)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	19,360,000	16,039,649	(c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	23,970,000	20,980,025	(c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. USD LIBOR + 1.140%)	3.772%	1/24/29	7,449,000	6,834,290	(c)
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	4,534,000	4,228,977	(c)
State Street Corp., Senior Notes	3.300%	12/16/24	1,048,000	1,023,581
UBS AG, Senior Notes	4.500%	6/26/48	3,599,000	3,051,148	(a)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	27,971,000	27,588,451	(a)(c)(d)
UBS Group AG, Senior Notes	4.125%	9/24/25	2,731,000	2,658,235	(a)
UBS Group AG, Senior Notes	4.253%	3/23/28	11,273,000	10,544,296	(a)
UBS Group AG, Senior Notes (2.746% to 2/11/32 then 1 year Treasury Constant Maturity Rate + 1.100%)	2.746%	2/11/33	3,700,000	2,868,767	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	31

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Capital Markets — continued
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	$4,690,000	$4,588,054	(a)(c)
UBS Group AG, Senior Notes (4.751% to 5/12/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.751%	5/12/28	6,030,000	5,779,886	(a)(c)
Total Capital Markets				357,726,694
Consumer Finance — 0.3%
American Express Co., Senior Notes	3.375%	5/3/24	7,640,000	7,488,447
American Express Co., Senior Notes	2.500%	7/30/24	20,670,000	19,891,201
American Express Co., Senior Notes	4.050%	5/3/29	10,580,000	10,097,892
Nationwide Building Society, Senior Notes (4.363% to 8/1/23 then 3 mo. USD LIBOR + 1.392%)	4.363%	8/1/24	6,797,000	6,709,654	(a)(c)
Total Consumer Finance				44,187,194
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	17,080,000	14,957,605
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	17,540,000	14,726,329
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	7,950,000	6,234,443
ILFC E-Capital Trust II, Ltd. GTD ((Highest of 3 mo. USD LIBOR, 10 year Treasury Constant Maturity Rate and 30 year Treasury Constant Maturity Rate) + 1.800%)	6.538%	12/21/65	3,743,000	2,432,950	(a)(c)
National Securities Clearing Corp., Senior Notes	1.200%	4/23/23	4,280,000	4,236,153	(a)
National Securities Clearing Corp., Senior Notes	1.500%	4/23/25	3,810,000	3,534,969	(a)
USAA Capital Corp., Senior Notes	2.125%	5/1/30	650,000	534,237	(a)
Vanguard Group Inc.	3.050%	8/22/50	10,240,000	6,614,620	(e)(f)
Total Diversified Financial Services				53,271,306
Insurance — 0.5%
Ambac Assurance Corp., Subordinated Notes	5.100%	6/7/2171	92	129	(a)(d)
American International Group Inc., Senior Notes	2.500%	6/30/25	2,554,000	2,406,713
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	7,344,000	6,578,720

See Notes to Financial Statements.

32	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Insurance — continued
Brighthouse Financial Inc., Senior Notes	4.700%	6/22/47	$131,000	$96,335
Chubb INA Holdings Inc., Senior Notes	3.350%	5/3/26	1,164,000	1,115,695
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	2,750,000	2,493,549	(a)
MassMutual Global Funding II, Senior Secured Notes	0.850%	6/9/23	20,670,000	20,292,302	(a)
MetLife Inc., Junior Subordinated Notes	6.400%	12/15/36	6,365,000	6,163,643
Metropolitan Life Global Funding I, Secured Notes	0.900%	6/8/23	15,660,000	15,402,755	(a)
New York Life Global Funding, Senior Secured Notes	0.950%	6/24/25	5,130,000	4,649,837	(a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	2,530,000	2,303,272	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	93,000	102,853	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	3,500,000	3,216,769	(a)
Total Insurance				64,822,572
Total Financials				1,721,693,462
Health Care — 3.1%
Biotechnology — 0.7%
AbbVie Inc., Senior Notes	3.750%	11/14/23	1,490,000	1,475,600
AbbVie Inc., Senior Notes	2.600%	11/21/24	26,060,000	24,949,306
AbbVie Inc., Senior Notes	3.800%	3/15/25	4,066,000	3,966,204
AbbVie Inc., Senior Notes	3.600%	5/14/25	2,194,000	2,128,288
AbbVie Inc., Senior Notes	2.950%	11/21/26	4,640,000	4,321,615
AbbVie Inc., Senior Notes	3.200%	11/21/29	32,870,000	29,706,307
AbbVie Inc., Senior Notes	4.550%	3/15/35	233,000	218,707
AbbVie Inc., Senior Notes	4.875%	11/14/48	1,160,000	1,062,820
AbbVie Inc., Senior Notes	4.250%	11/21/49	14,149,000	11,814,777
Gilead Sciences Inc., Senior Notes	3.700%	4/1/24	1,460,000	1,436,079
Gilead Sciences Inc., Senior Notes	3.650%	3/1/26	1,711,000	1,651,544
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	716,000	633,419
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	3,967,000	3,590,072
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/27	6,490,000	6,051,649

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	33

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Biotechnology — continued
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.375%	3/24/29	$4,930,000	$4,443,396
GSK Consumer Healthcare Capital US LLC, Senior Notes	3.625%	3/24/32	7,020,000	6,182,328
Total Biotechnology				103,632,111
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, Senior Notes	3.750%	11/30/26	10,859,000	10,587,377
Abbott Laboratories, Senior Notes	4.750%	11/30/36	1,836,000	1,825,002
Abbott Laboratories, Senior Notes	4.900%	11/30/46	3,681,000	3,609,582
Becton Dickinson and Co., Senior Notes	3.363%	6/6/24	2,910,000	2,845,264
Becton Dickinson and Co., Senior Notes	3.734%	12/15/24	336,000	327,902
Becton Dickinson and Co., Senior Notes	4.685%	12/15/44	1,234,000	1,108,964
Medtronic Inc., Senior Notes	4.625%	3/15/45	410,000	383,982
Roche Holdings Inc., Senior Notes	2.607%	12/13/51	10,640,000	6,941,415	(a)
Total Health Care Equipment & Supplies				27,629,488
Health Care Providers & Services — 1.5%
Aetna Inc., Senior Notes	2.800%	6/15/23	761,000	753,126
Aetna Inc., Senior Notes	3.875%	8/15/47	2,006,000	1,550,126
Cigna Corp., Senior Notes	3.750%	7/15/23	4,734,000	4,703,775
Cigna Corp., Senior Notes	4.125%	11/15/25	2,499,000	2,444,323
Cigna Corp., Senior Notes	4.375%	10/15/28	21,452,000	20,732,537
Cigna Corp., Senior Notes	4.800%	8/15/38	9,250,000	8,622,675
Cigna Corp., Senior Notes	4.900%	12/15/48	4,130,000	3,742,952
CommonSpirit Health, Secured Notes	4.350%	11/1/42	358,000	303,576
CVS Health Corp., Senior Notes	3.875%	7/20/25	4,600,000	4,493,282
CVS Health Corp., Senior Notes	3.625%	4/1/27	2,780,000	2,642,343
CVS Health Corp., Senior Notes	4.300%	3/25/28	9,572,000	9,276,290
CVS Health Corp., Senior Notes	3.750%	4/1/30	10,970,000	9,971,850
CVS Health Corp., Senior Notes	1.875%	2/28/31	1,910,000	1,502,795
CVS Health Corp., Senior Notes	2.125%	9/15/31	6,670,000	5,305,438
CVS Health Corp., Senior Notes	4.780%	3/25/38	14,000,000	12,808,924
CVS Health Corp., Senior Notes	4.125%	4/1/40	2,200,000	1,839,420
CVS Health Corp., Senior Notes	5.125%	7/20/45	5,194,000	4,759,223
CVS Health Corp., Senior Notes	5.050%	3/25/48	14,438,000	13,032,249
CVS Health Corp., Senior Notes	4.250%	4/1/50	4,150,000	3,323,253
Elevance Health Inc., Senior Notes	3.350%	12/1/24	1,791,000	1,737,291
Elevance Health Inc., Senior Notes	3.650%	12/1/27	6,837,000	6,458,564
Elevance Health Inc., Senior Notes	4.100%	5/15/32	3,510,000	3,275,281
Elevance Health Inc., Senior Notes	4.550%	5/15/52	2,270,000	1,984,379

See Notes to Financial Statements.

34	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Health Care Providers & Services — continued
Humana Inc., Senior Notes	4.500%	4/1/25	$1,180,000	$1,166,724
Humana Inc., Senior Notes	3.950%	3/15/27	3,726,000	3,577,381
Humana Inc., Senior Notes	3.700%	3/23/29	14,780,000	13,562,413
Humana Inc., Senior Notes	3.125%	8/15/29	12,000,000	10,544,184
Humana Inc., Senior Notes	2.150%	2/3/32	2,330,000	1,824,228
Humana Inc., Senior Notes	4.625%	12/1/42	779,000	683,628
Humana Inc., Senior Notes	4.800%	3/15/47	242,000	213,710
UnitedHealth Group Inc., Senior Notes	3.500%	6/15/23	2,140,000	2,128,310
UnitedHealth Group Inc., Senior Notes	3.750%	7/15/25	4,001,000	3,915,108
UnitedHealth Group Inc., Senior Notes	1.250%	1/15/26	2,390,000	2,168,540
UnitedHealth Group Inc., Senior Notes	3.875%	12/15/28	830,000	793,321
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	6,830,000	6,537,716
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	5,320,000	4,401,643
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	1,380,000	1,153,592
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	4,810,000	4,580,490
UnitedHealth Group Inc., Senior Notes	5.800%	3/15/36	582,000	616,266
UnitedHealth Group Inc., Senior Notes	2.750%	5/15/40	5,230,000	3,814,721
UnitedHealth Group Inc., Senior Notes	5.700%	10/15/40	1,576,000	1,645,070
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	1,640,000	1,425,245
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	2,460,000	2,197,321
UnitedHealth Group Inc., Senior Notes	3.700%	8/15/49	4,227,000	3,366,614
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	6,550,000	4,462,072
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	537,000	386,881
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	6,499,000	5,120,981
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	770,000	525,976
Total Health Care Providers & Services				206,075,807
Pharmaceuticals — 0.7%
Bristol-Myers Squibb Co., Senior Notes	2.900%	7/26/24	10,189,000	9,897,034
Bristol-Myers Squibb Co., Senior Notes	3.200%	6/15/26	4,790,000	4,572,686
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	5,309,000	4,925,027
Bristol-Myers Squibb Co., Senior Notes	4.550%	2/20/48	2,329,000	2,106,653
Johnson & Johnson, Senior Notes	0.550%	9/1/25	4,760,000	4,303,338
Johnson & Johnson, Senior Notes	0.950%	9/1/27	9,500,000	8,195,027
Johnson & Johnson, Senior Notes	2.100%	9/1/40	11,300,000	7,819,663
Johnson & Johnson, Senior Notes	3.700%	3/1/46	2,946,000	2,486,594
Merck & Co. Inc., Senior Notes	0.750%	2/24/26	8,200,000	7,269,500
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	4,380,000	3,504,616
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	10,630,000	7,154,309
Pfizer Inc., Senior Notes	0.800%	5/28/25	9,780,000	8,965,043

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	35

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Pharmaceuticals — continued
Pfizer Inc., Senior Notes	2.625%	4/1/30	$6,980,000	$6,147,908
Pfizer Inc., Senior Notes	1.700%	5/28/30	6,200,000	5,115,786
Pfizer Inc., Senior Notes	2.550%	5/28/40	5,380,000	3,911,556
Pfizer Inc., Senior Notes	2.700%	5/28/50	13,495,000	9,189,861
Wyeth LLC, Senior Notes	5.950%	4/1/37	1,245,000	1,344,304
Total Pharmaceuticals				96,908,905
Total Health Care				434,246,311
Industrials — 2.8%
Aerospace & Defense — 1.5%
Boeing Co., Senior Notes	1.433%	2/4/24	9,470,000	9,079,150
Boeing Co., Senior Notes	4.875%	5/1/25	21,700,000	21,553,369
Boeing Co., Senior Notes	3.100%	5/1/26	1,379,000	1,299,274
Boeing Co., Senior Notes	2.700%	2/1/27	2,588,000	2,339,772
Boeing Co., Senior Notes	2.800%	3/1/27	1,791,000	1,618,801
Boeing Co., Senior Notes	3.200%	3/1/29	5,382,000	4,730,161
Boeing Co., Senior Notes	5.150%	5/1/30	15,760,000	15,414,725
Boeing Co., Senior Notes	3.250%	2/1/35	14,057,000	10,732,525
Boeing Co., Senior Notes	5.875%	2/15/40	448,000	431,936
Boeing Co., Senior Notes	5.705%	5/1/40	11,790,000	11,293,057
Boeing Co., Senior Notes	3.750%	2/1/50	4,633,000	3,200,265
Boeing Co., Senior Notes	5.805%	5/1/50	20,210,000	18,841,191
Boeing Co., Senior Notes	5.930%	5/1/60	7,490,000	6,863,255
General Dynamics Corp., Senior Notes	4.250%	4/1/40	680,000	623,464
General Dynamics Corp., Senior Notes	4.250%	4/1/50	2,670,000	2,383,549
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	1,730,000	1,618,257
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	271,000	244,215
Lockheed Martin Corp., Senior Notes	3.550%	1/15/26	2,811,000	2,733,842
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	3,850,000	3,639,607
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	550,000	527,003
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	18,490,000	15,787,336
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	9,609,000	9,222,492
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	2,964,000	2,738,746
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	37,500,000	37,147,707
Raytheon Technologies Corp., Senior Notes	3.150%	12/15/24	2,960,000	2,852,532
Raytheon Technologies Corp., Senior Notes	3.950%	8/16/25	5,920,000	5,789,411
Raytheon Technologies Corp., Senior Notes	4.125%	11/16/28	3,300,000	3,165,226
Raytheon Technologies Corp., Senior Notes	2.250%	7/1/30	6,230,000	5,198,785
Raytheon Technologies Corp., Senior Notes	4.500%	6/1/42	833,000	753,033

See Notes to Financial Statements.

36	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Aerospace & Defense — continued
Raytheon Technologies Corp., Senior Notes	4.150%	5/15/45	$5,000,000	$4,193,065
Raytheon Technologies Corp., Senior Notes	3.125%	7/1/50	12,100,000	8,528,172
Total Aerospace & Defense				214,543,923
Airlines — 0.2%
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	1,440,000	1,366,572
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	11,780,000	11,498,752	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	11,100,000	10,450,756	(a)
Total Airlines				23,316,080
Building Products — 0.0%††
Carrier Global Corp., Senior Notes	2.700%	2/15/31	410,000	339,383
Carrier Global Corp., Senior Notes	3.577%	4/5/50	650,000	466,450
Total Building Products				805,833
Commercial Services & Supplies — 0.1%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	3,188,000	3,078,114
Cintas Corp. No 2, Senior Notes	4.000%	5/1/32	3,440,000	3,239,947
Republic Services Inc., Senior Notes	2.500%	8/15/24	3,645,000	3,495,221
Total Commercial Services & Supplies				9,813,282
Electrical Equipment — 0.1%
Eaton Corp., Senior Notes	4.150%	11/2/42	2,524,000	2,168,524
Emerson Electric Co., Senior Notes	2.800%	12/21/51	22,670,000	14,688,774
Total Electrical Equipment				16,857,298
Industrial Conglomerates — 0.2%
3M Co., Senior Notes	2.375%	8/26/29	16,008,000	13,610,985
3M Co., Senior Notes	3.050%	4/15/30	771,000	678,685
3M Co., Senior Notes	3.700%	4/15/50	3,520,000	2,711,926
Honeywell International Inc., Senior Notes	1.350%	6/1/25	4,670,000	4,321,324
Total Industrial Conglomerates				21,322,920
Machinery — 0.1%
Deere & Co., Senior Notes	3.100%	4/15/30	1,840,000	1,652,168
Deere & Co., Senior Notes	3.750%	4/15/50	12,660,000	10,754,202
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	2,960,000	2,771,937
Total Machinery				15,178,307
Road & Rail — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	1,150,000	772,214
Canadian Pacific Railway Co., Senior Notes	2.450%	12/2/31	27,340,000	22,716,818
Canadian Pacific Railway Co., Senior Notes	3.000%	12/2/41	8,290,000	6,284,997

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	37

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Road & Rail — continued
Union Pacific Corp., Senior Notes	3.750%	7/15/25	$2,257,000	$2,195,058
Union Pacific Corp., Senior Notes	2.150%	2/5/27	4,460,000	4,033,778
Union Pacific Corp., Senior Notes	2.400%	2/5/30	6,030,000	5,172,266
Union Pacific Corp., Senior Notes	2.891%	4/6/36	170,000	135,705
Union Pacific Corp., Senior Notes	3.839%	3/20/60	2,990,000	2,326,519
Union Pacific Corp., Senior Notes	3.750%	2/5/70	6,680,000	4,906,549
Total Road & Rail				48,543,904
Trading Companies & Distributors — 0.0%††
Air Lease Corp., Senior Notes	3.375%	7/1/25	4,630,000	4,383,433
Transportation Infrastructure — 0.3%
DP World Ltd., Senior Notes	5.625%	9/25/48	39,179,000	36,887,969	(a)
Total Industrials				391,652,949
Information Technology — 2.5%
IT Services — 0.4%
International Business Machines Corp., Senior Notes	3.000%	5/15/24	16,559,000	16,112,928
Mastercard Inc., Senior Notes	3.375%	4/1/24	832,000	817,128
Mastercard Inc., Senior Notes	3.350%	3/26/30	5,000,000	4,596,415
Mastercard Inc., Senior Notes	3.850%	3/26/50	15,360,000	12,901,209
PayPal Holdings Inc., Senior Notes	1.650%	6/1/25	5,950,000	5,529,043
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	3,250,000	2,677,259
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	3,210,000	3,030,846
Visa Inc., Senior Notes	3.150%	12/14/25	6,117,000	5,904,058
Visa Inc., Senior Notes	4.300%	12/14/45	6,563,000	6,026,366
Total IT Services				57,595,252
Semiconductors & Semiconductor Equipment — 0.9%
Applied Materials Inc., Senior Notes	1.750%	6/1/30	8,600,000	7,032,741
Broadcom Inc., Senior Notes	4.150%	11/15/30	2,012,000	1,807,979
Broadcom Inc., Senior Notes	3.137%	11/15/35	27,860,000	20,569,647	(a)
Broadcom Inc., Senior Notes	3.187%	11/15/36	257,000	185,405	(a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	2,725,000	2,386,983	(a)
Intel Corp., Senior Notes	3.700%	7/29/25	851,000	830,844
Intel Corp., Senior Notes	1.600%	8/12/28	5,520,000	4,699,472
Intel Corp., Senior Notes	4.750%	3/25/50	6,265,000	5,469,875
Intel Corp., Senior Notes	3.050%	8/12/51	2,710,000	1,766,700
KLA Corp., Senior Notes	4.650%	7/15/32	5,520,000	5,424,028
NVIDIA Corp., Senior Notes	2.850%	4/1/30	760,000	664,722
NVIDIA Corp., Senior Notes	3.500%	4/1/40	8,680,000	7,065,131
NVIDIA Corp., Senior Notes	3.500%	4/1/50	17,007,000	12,921,153

See Notes to Financial Statements.

38	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Semiconductors & Semiconductor Equipment — continued
NVIDIA Corp., Senior Notes	3.700%	4/1/60	$6,630,000	$4,925,126
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	4,090,000	3,853,742
Texas Instruments Inc., Senior Notes	2.250%	9/4/29	9,000	7,801
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	4,150,000	3,421,163
Texas Instruments Inc., Senior Notes	3.875%	3/15/39	5,000,000	4,426,132
Texas Instruments Inc., Senior Notes	4.150%	5/15/48	6,484,000	5,773,627
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	7,100,000	6,343,627
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	41,490,000	34,062,938	(b)
Total Semiconductors & Semiconductor Equipment				133,638,836
Software — 1.0%
Adobe Inc., Senior Notes	2.300%	2/1/30	8,650,000	7,395,223
Microsoft Corp., Senior Notes	2.875%	2/6/24	6,985,000	6,864,146
Microsoft Corp., Senior Notes	2.700%	2/12/25	1,943,000	1,868,147
Microsoft Corp., Senior Notes	3.125%	11/3/25	8,660,000	8,375,077
Microsoft Corp., Senior Notes	2.400%	8/8/26	8,721,000	8,143,429
Microsoft Corp., Senior Notes	3.300%	2/6/27	35,520,000	34,284,099
Microsoft Corp., Senior Notes	3.450%	8/8/36	111,000	98,632
Microsoft Corp., Senior Notes	2.525%	6/1/50	5,016,000	3,324,970
Microsoft Corp., Senior Notes	2.921%	3/17/52	2,721,000	1,939,182
Microsoft Corp., Senior Notes	3.041%	3/17/62	888,000	618,514
Oracle Corp., Senior Notes	1.650%	3/25/26	18,740,000	16,797,964
Oracle Corp., Senior Notes	2.950%	4/1/30	1,370,000	1,171,158
Oracle Corp., Senior Notes	2.875%	3/25/31	22,000,000	18,294,853
Salesforce Inc., Senior Notes	3.250%	4/11/23	4,424,000	4,408,555
Salesforce Inc., Senior Notes	3.700%	4/11/28	9,212,000	8,853,198
Workday Inc., Senior Notes	3.500%	4/1/27	3,330,000	3,117,148
Workday Inc., Senior Notes	3.700%	4/1/29	4,630,000	4,257,478
Workday Inc., Senior Notes	3.800%	4/1/32	5,680,000	5,029,821
Total Software				134,841,594
Technology Hardware, Storage & Peripherals — 0.2%
Apple Inc., Senior Notes	1.125%	5/11/25	16,150,000	14,882,657
Apple Inc., Senior Notes	2.450%	8/4/26	9,994,000	9,281,313
Apple Inc., Senior Notes	3.850%	8/4/46	4,111,000	3,511,856
Total Technology Hardware, Storage & Peripherals				27,675,826
Total Information Technology				353,751,508
Materials — 2.1%
Chemicals — 0.5%
Equate Petrochemical BV, Senior Notes	4.250%	11/3/26	17,321,000	16,603,703	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	39

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Chemicals — continued
Equate Petrochemical BV, Senior Notes	2.625%	4/28/28	$24,740,000	$21,616,575	(a)
OCP SA, Senior Notes	4.500%	10/22/25	4,836,000	4,734,164	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	14,240,000	12,319,594	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	13,500,000	10,566,382	(a)
Total Chemicals				65,840,418
Metals & Mining — 1.3%
Anglo American Capital PLC, Senior Notes	3.625%	9/11/24	9,018,000	8,731,410	(a)
Anglo American Capital PLC, Senior Notes	4.750%	4/10/27	5,355,000	5,184,099	(a)
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	2,212,000	2,087,612	(a)
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	752,000	758,848
Barrick PD Australia Finance Pty Ltd., Senior Notes	5.950%	10/15/39	8,508,000	8,716,195
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	7,863,000	7,658,146
Corp. Nacional del Cobre de Chile, Senior Notes	3.625%	8/1/27	14,365,000	13,487,281	(a)
Corp. Nacional del Cobre de Chile, Senior Notes	3.700%	1/30/50	33,500,000	25,064,696	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	2,894,000	2,738,179
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	2,500,000	2,260,738
Glencore Funding LLC, Senior Notes	4.125%	5/30/23	2,884,000	2,869,302	(a)
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	12,140,000	11,951,036	(a)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	6,017,000	5,687,446	(a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	2,155,000	2,021,827	(a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	32,668,000	31,247,836
Southern Copper Corp., Senior Notes	5.875%	4/23/45	5,846,000	5,992,185
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	32,527,000	33,745,255
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	6,708,000	7,092,959
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	5,508,000	5,816,853
Total Metals & Mining				183,111,903
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	44,945,000	44,810,567
Total Materials				293,762,888

See Notes to Financial Statements.

40	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Real Estate — 0.0%††
Equity Real Estate Investment Trusts (REITs) — 0.0%††
WEA Finance LLC/Westfield UK & Europe
Finance PLC, Senior Notes	3.750%	9/17/24	$3,923,000	$3,710,173	(a)
WEA Finance LLC/Westfield UK & Europe
Finance PLC, Senior Notes	4.750%	9/17/44	1,433,000	995,979	(a)
Total Real Estate				4,706,152
Utilities — 0.9%
Electric Utilities — 0.9%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	7,000,000	5,763,294	(a)
Berkshire Hathaway Energy Co., Senior Notes	5.950%	5/15/37	269,000	280,218
Cleveland Electric Illuminating Co., Senior Notes	3.500%	4/1/28	1,415,000	1,291,838	(a)
Comision Federal de Electricidad, Senior Notes	4.750%	2/23/27	4,648,000	4,351,086	(a)
Comision Federal de Electricidad, Senior Notes	3.348%	2/9/31	10,000,000	7,851,007	(a)
Comision Federal de Electricidad, Senior Notes	3.875%	7/26/33	20,305,000	15,448,072	(a)
Duke Energy Corp., Senior Notes	3.150%	8/15/27	3,979,000	3,677,932
Exelon Corp., Senior Notes	5.625%	6/15/35	1,984,000	2,018,352
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	2,770,000	2,453,623
FirstEnergy Corp., Senior Notes	4.400%	7/15/27	15,102,000	14,081,836
FirstEnergy Corp., Senior Notes	5.350%	7/15/47	1,970,000	1,762,290
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	7,057,000	6,613,240
Mid-Atlantic Interstate Transmission LLC, Senior Notes	4.100%	5/15/28	1,594,000	1,502,942	(a)
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	3,160,000	2,703,526
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	4,000,000	3,112,667
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	830,000	564,797
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	1,940,000	1,212,332
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	4.125%	5/15/27	4,743,000	4,564,165	(a)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	41

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Electric Utilities — continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	$6,672,000	$6,619,258	(a)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.250%	10/24/42	16,014,000	13,687,181	(g)
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	6.150%	5/21/48	14,926,000	14,205,447	(a)
SCE Recovery Funding LLC, Senior Secured Notes	2.943%	11/15/42	6,330,000	4,972,923
Total Electric Utilities				118,738,026
Multi-Utilities — 0.0%††
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	2,680,000	2,416,626
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	1,880,000	1,483,836
Total Multi-Utilities				3,900,462
Total Utilities				122,638,488
Total Corporate Bonds & Notes (Cost — $6,214,597,395)				5,319,368,486
Mortgage-Backed Securities — 28.8%
FHLMC — 4.9%
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	10/1/36	80,499	83,336
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	1/1/38-5/1/52	29,239,583	27,393,227
Federal Home Loan Mortgage Corp. (FHLMC)	5.000%	3/1/38-9/1/52	26,167,596	25,917,807
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	4/1/41-4/1/52	277,405,064	238,267,834
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/41-2/1/52	187,754,750	155,254,558
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	10/1/41-11/1/41	24,932,829	20,243,421
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	1/1/46-4/1/52	31,522,211	28,115,880
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	3/1/49-8/1/52	1,952,252	1,902,150
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	4/1/49-7/1/49	81,499,049	77,872,976
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.619%)	2.878%	11/1/47	10,699,955	10,312,859	(c)

See Notes to Financial Statements.

42	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FHLMC — continued
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.621%)	3.091%	2/1/50	$14,504,077	$13,923,110	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (12 mo. USD LIBOR + 1.628%)	3.009%	11/1/48	30,742,188	29,139,310	(c)
Federal Home Loan Mortgage Corp. (FHLMC) (5 year Treasury Constant Maturity Rate + 1.284%)	2.105%	3/1/47	2,712,144	2,574,131	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.500%	7/1/23-6/1/47	9,373,973	9,265,893
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.000%	9/1/23-3/1/44	2,541,219	2,560,458
Federal Home Loan Mortgage Corp. (FHLMC) Gold	7.000%	4/1/24-3/1/39	266,354	282,969
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.500%	6/1/32-9/1/39	166,571	173,379
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	8/1/33-2/1/49	5,765,061	5,437,167
Federal Home Loan Mortgage Corp. (FHLMC) Gold	5.500%	4/1/35-4/1/38	1,298,393	1,309,352
Federal Home Loan Mortgage Corp. (FHLMC) Gold	6.000%	11/1/39	97,794	102,315
Federal Home Loan Mortgage Corp. (FHLMC) Gold	4.000%	11/1/41-6/1/48	25,994,623	24,936,610
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.000%	10/1/46-9/1/48	25,274,276	22,708,296
Total FHLMC				697,777,038
FNMA — 15.5%
Federal National Mortgage Association (FNMA)	2.810%	4/1/25	645,847	618,456
Federal National Mortgage Association (FNMA)	7.500%	6/1/25-4/1/28	10,424	10,426
Federal National Mortgage Association (FNMA)	6.000%	1/1/26-7/1/41	4,753,029	4,945,745
Federal National Mortgage Association (FNMA)	7.000%	4/1/27-2/1/39	793,425	822,000
Federal National Mortgage Association (FNMA)	3.080%	1/1/28	4,692,730	4,392,605
Federal National Mortgage Association (FNMA)	3.200%	2/1/29	2,090,111	1,958,299
Federal National Mortgage Association (FNMA)	3.450%	3/1/29	4,712,074	4,467,892

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	43

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	3.160%	5/1/29	$2,152,913	$1,995,011
Federal National Mortgage Association (FNMA)	3.250%	5/1/29	4,989,488	4,673,551
Federal National Mortgage Association (FNMA)	2.930%	6/1/30	6,627,840	6,013,201
Federal National Mortgage Association (FNMA)	4.500%	4/1/31-1/1/59	99,552,615	97,691,709
Federal National Mortgage Association (FNMA)	2.149%	2/1/32	21,335,159	17,776,236	(c)
Federal National Mortgage Association (FNMA)	6.500%	2/1/32-5/1/40	443,040	467,818
Federal National Mortgage Association (FNMA)	3.890%	7/1/32	12,400,000	11,639,085
Federal National Mortgage Association (FNMA)	4.060%	7/1/32	3,400,000	3,235,349
Federal National Mortgage Association (FNMA)	3.850%	8/1/32	2,500,000	2,337,780
Federal National Mortgage Association (FNMA)	3.900%	8/1/32	1,600,000	1,498,895
Federal National Mortgage Association (FNMA)	3.895%	10/1/32	14,100,000	13,439,929
Federal National Mortgage Association (FNMA)	4.270%	10/1/32	399,070	392,086
Federal National Mortgage Association (FNMA)	4.410%	10/1/32-12/1/32	8,689,068	8,624,217
Federal National Mortgage Association (FNMA)	4.260%	11/1/32	3,900,000	3,822,315
Federal National Mortgage Association (FNMA)	4.370%	11/1/32	3,600,000	3,560,035
Federal National Mortgage Association (FNMA)	4.440%	11/1/32	1,300,000	1,295,397
Federal National Mortgage Association (FNMA)	4.520%	11/1/32	4,700,000	4,703,802
Federal National Mortgage Association (FNMA)	5.290%	12/1/32	417,000	443,596
Federal National Mortgage Association (FNMA)	5.000%	7/1/33-9/1/49	14,580,955	14,655,785
Federal National Mortgage Association (FNMA)	3.500%	12/1/34-5/1/52	165,674,092	154,025,385

See Notes to Financial Statements.

44	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.680%	1/1/35-2/1/35	$2,200,000	$1,798,474
Federal National Mortgage Association (FNMA)	2.790%	1/1/35	3,372,339	2,877,922	(c)
Federal National Mortgage Association (FNMA)	3.000%	7/1/35-3/1/52	279,715,284	252,312,325
Federal National Mortgage Association (FNMA)	5.500%	9/1/35-9/1/56	2,375,980	2,448,102
Federal National Mortgage Association (FNMA)	2.500%	9/1/36-9/1/61	333,681,739	286,059,316
Federal National Mortgage Association (FNMA)	2.000%	6/1/41-3/1/52	287,283,849	237,013,002
Federal National Mortgage Association (FNMA)	4.000%	7/1/42-6/1/57	103,461,085	99,232,184
Federal National Mortgage Association (FNMA)	1.500%	1/1/51-3/1/51	31,895,320	24,670,031
Federal National Mortgage Association (FNMA)	2.000%	1/1/52-2/1/52	85,100,000	53,889,193	(h)
Federal National Mortgage Association (FNMA)	2.500%	1/1/52-2/1/52	60,600,000	24,364,898	(h)
Federal National Mortgage Association (FNMA)	3.000%	1/1/52-2/1/52	258,400,000	226,862,327	(h)
Federal National Mortgage Association (FNMA)	3.500%	1/1/52-2/1/52	225,400,000	204,818,276	(h)
Federal National Mortgage Association (FNMA)	4.000%	1/1/52-2/1/52	134,600,000	126,274,364	(h)
Federal National Mortgage Association (FNMA)	4.500%	1/1/52-2/1/52	106,600,000	102,616,490	(h)
Federal National Mortgage Association (FNMA)	5.000%	2/1/52-1/15/53	101,800,000	100,317,181	(h)
Federal National Mortgage Association (FNMA)	5.500%	2/1/52-1/1/53	70,300,000	70,485,824	(h)
Federal National Mortgage Association (FNMA)	6.000%	1/15/53	400,000	406,027	(h)
Federal National Mortgage Association (FNMA) (Federal Reserve US 12 mo. Cumulative Average 1 Year CMT + 1.812%)	3.521%	11/1/35	100,106	97,744	(c)
Total FNMA				2,186,050,285
GNMA — 8.4%
Government National Mortgage Association (GNMA)	7.000%	1/15/24-5/15/32	4,890	4,891

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	45

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA)	6.500%	4/15/24-8/15/34	$1,517,224	$1,562,965
Government National Mortgage Association (GNMA)	6.000%	12/15/28-6/15/35	1,023,304	1,062,920
Government National Mortgage Association (GNMA)	7.500%	3/15/29-8/15/32	17,998	18,074
Government National Mortgage Association (GNMA)	5.500%	2/15/35-6/15/36	73,720	77,212
Government National Mortgage Association (GNMA)	5.000%	1/15/40	16,501	16,905
Government National Mortgage Association (GNMA)	3.000%	9/15/42-11/15/42	6,593,567	6,045,097
Government National Mortgage Association (GNMA)	3.500%	6/15/48-5/15/50	3,895,407	3,651,518
Government National Mortgage Association (GNMA)	4.000%	3/15/50	291,398	278,203
Government National Mortgage Association (GNMA) II	6.000%	9/20/36-2/20/42	1,150,948	1,216,356
Government National Mortgage Association (GNMA) II	6.500%	10/20/37	288,849	306,228
Government National Mortgage Association (GNMA) II	4.500%	1/20/40-12/20/50	62,007,172	60,772,558
Government National Mortgage Association (GNMA) II	5.000%	7/20/40-4/20/50	15,567,996	15,607,913
Government National Mortgage Association (GNMA) II	3.500%	6/20/44-6/20/52	147,326,618	136,740,215
Government National Mortgage Association (GNMA) II	4.000%	10/20/44-4/20/50	84,151,042	80,890,776
Government National Mortgage Association (GNMA) II	3.000%	1/20/46-4/20/52	149,646,014	133,320,531
Government National Mortgage Association (GNMA) II	2.500%	10/20/49-11/20/51	238,262,971	207,702,406
Government National Mortgage Association (GNMA) II	2.000%	3/20/51	15,989,720	13,120,030
Government National Mortgage Association (GNMA) II	2.500%	1/1/52-2/1/52	10,300,000	8,934,504	(h)
Government National Mortgage Association (GNMA) II	3.000%	1/1/52-2/1/52	87,900,000	78,305,114	(h)
Government National Mortgage Association (GNMA) II	3.500%	1/1/52-2/1/52	41,900,000	38,516,641	(h)

See Notes to Financial Statements.

46	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
GNMA — continued
Government National Mortgage Association (GNMA) II	4.000%	1/1/52-2/1/52	$27,900,000	$26,417,915	(h)
Government National Mortgage Association (GNMA) II	4.500%	2/1/52-1/15/53	45,500,000	44,155,904	(h)
Government National Mortgage Association (GNMA) II	5.000%	2/1/52-1/20/53	148,600,000	147,257,753	(h)
Government National Mortgage Association (GNMA) II	5.500%	2/1/52-1/20/53	111,400,000	112,012,561	(h)
Government National Mortgage Association (GNMA) II	6.000%	2/1/52-1/20/53	65,900,000	66,920,545	(h)
Total GNMA				1,184,915,735
Total Mortgage-Backed Securities (Cost — $4,316,385,400)				4,068,743,058
U.S. Government & Agency Obligations — 14.8%
U.S. Government Agencies — 0.1%
Federal National Mortgage Association (FNMA), Notes	6.625%	11/15/30	18,010,000	21,132,955
U.S. Government Obligations — 14.7%
U.S. Treasury Bonds	1.125%	8/15/40	64,140,000	39,867,019
U.S. Treasury Bonds	2.250%	5/15/41	58,290,000	43,851,840
U.S. Treasury Bonds	1.750%	8/15/41	109,200,000	74,782,805
U.S. Treasury Bonds	3.250%	5/15/42	350,000	307,016
U.S. Treasury Bonds	3.375%	8/15/42	125,000,000	111,757,812
U.S. Treasury Bonds	4.000%	11/15/42	225,370,000	220,721,744
U.S. Treasury Bonds	3.625%	2/15/44	51,520,000	47,303,812	(b)(i)
U.S. Treasury Bonds	2.875%	8/15/45	103,400,000	83,350,094	(b)
U.S. Treasury Bonds	3.000%	2/15/48	63,390,000	51,999,609	(b)
U.S. Treasury Bonds	3.375%	11/15/48	4,280,000	3,777,769
U.S. Treasury Bonds	1.250%	5/15/50	77,370,000	41,666,465
U.S. Treasury Bonds	1.375%	8/15/50	94,455,000	52,520,301
U.S. Treasury Bonds	1.625%	11/15/50	213,870,000	127,332,015
U.S. Treasury Bonds	1.875%	2/15/51	760,080,000	483,348,531
U.S. Treasury Bonds	2.875%	5/15/52	6,020,000	4,825,406
U.S. Treasury Bonds	3.000%	8/15/52	4,960,000	4,088,125
U.S. Treasury Bonds	4.000%	11/15/52	172,150,000	172,445,883
U.S. Treasury Notes	4.125%	9/30/27	150,000,000	150,574,218
U.S. Treasury Notes	4.125%	10/31/27	347,710,000	349,013,912
U.S. Treasury Notes	2.750%	8/15/32	17,520,000	15,956,888
Total U.S. Government Obligations				2,079,491,264
Total U.S. Government & Agency Obligations (Cost — $2,598,788,874)				2,100,624,219

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	47

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — 12.6%
Alternative Loan Trust, 2006-OA8 1A1 (1 mo. USD LIBOR + 0.380%)	4.769%	7/25/46	$410,874	$344,443	(c)
Angel Oak Mortgage Trust, 2022-3 A1	4.000%	1/25/67	31,967,401	30,076,862	(a)
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	6.567%	6/17/39	8,625,000	8,511,460	(a)(c)
AREIT Trust, 2022-CRE6 A (30 Day Average SOFR + 1.250%)	5.076%	1/16/37	19,669,698	18,770,061	(a)(c)
BANK, 2017-BNK5 A4	3.131%	6/15/60	7,310,000	6,692,105
BANK, 2020-BN29 C	3.028%	11/15/53	1,930,000	1,377,164	(c)
BANK, 2021-BN36 XA, IO	0.911%	9/15/64	44,078,372	2,066,901	(c)
Bear Stearns ARM Trust, 2004-9 24A1	4.322%	11/25/34	338,877	307,677	(c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	13,280,000	10,650,770	(c)
Benchmark Mortgage Trust, 2020-B21 B	2.458%	12/17/53	3,870,000	2,832,249
Benchmark Mortgage Trust, 2021-B25 XA, IO	1.102%	4/15/54	22,027,511	1,382,167	(c)
BHMS, 2018-ATLS A (1 mo. USD LIBOR + 1.250%)	5.568%	7/15/35	21,879,000	21,042,691	(a)(c)
BRAVO Residential Funding Trust, 2022- NQM3 A1	5.108%	7/25/62	21,934,477	21,556,177	(a)(c)
BX Commercial Mortgage Trust, 2019-IMC A (1 mo. USD LIBOR + 1.000%)	5.318%	4/15/34	8,956,000	8,754,114	(a)(c)
BX Commercial Mortgage Trust, 2019-XL A (1 mo. USD LIBOR + 1.034%)	5.370%	10/15/36	8,986,752	8,882,065	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 A (1 mo. USD LIBOR + 0.689%)	5.007%	10/15/38	29,715,118	28,604,290	(a)(c)
BX Commercial Mortgage Trust, 2022-LP2 A (1 mo. Term SOFR + 1.013%)	5.349%	2/15/39	18,567,800	17,923,521	(a)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	5.336%	1/15/39	20,360,000	19,705,267	(a)(c)
CD Mortgage Trust, 2016-CD2 A4	3.526%	11/10/49	4,209,000	3,917,348	(c)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.980%	4/25/35	19,667	14,364	(c)
Citigroup Commercial Mortgage Trust, 2014-GC25 AS	4.017%	10/10/47	1,773,000	1,685,963
Citigroup Commercial Mortgage Trust, 2016-C2 B	3.176%	8/10/49	6,920,000	5,976,513
Citigroup Commercial Mortgage Trust, 2016-P6 A4	3.458%	12/10/49	3,369,873	3,159,112
Citigroup Commercial Mortgage Trust, 2017-C4 A4	3.471%	10/12/50	8,956,000	8,276,860

See Notes to Financial Statements.

48	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Citigroup Commercial Mortgage Trust, 2017-P7 B	4.137%	4/14/50	$2,624,000	$2,311,906	(c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	17,000,000	14,867,867
Cold Storage Trust, 2020-ICE5 A (1 mo. USD LIBOR + 0.900%)	5.218%	11/15/37	57,485,286	55,968,749	(a)(c)
COLT Mortgage Loan Trust, 2022-2 A1, Step bond (2.994% to 2/25/26 then 3.994%)	2.994%	2/25/67	16,738,856	15,115,031	(a)
COLT Trust, 2021-RPL1 A1	1.665%	9/25/61	9,381,824	8,389,692	(a)(c)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	4,057,000	3,888,373	(a)(c)
Commercial Mortgage Trust, 2013-CR12 AM	4.300%	10/10/46	448,000	408,829
Commercial Mortgage Trust, 2013-CR12 B	4.762%	10/10/46	394,000	357,339	(c)
Commercial Mortgage Trust, 2013-CR12 C	5.037%	10/10/46	188,000	128,891	(c)
Commercial Mortgage Trust, 2014-277P A	3.611%	8/10/49	2,830,000	2,677,672	(a)(c)
Commercial Mortgage Trust, 2014-UBS2 XA, IO	1.059%	3/10/47	11,830,001	90,792	(c)
Commercial Mortgage Trust, 2015-CR24 AM	4.028%	8/10/48	7,541,000	7,115,867	(c)
Commercial Mortgage Trust, 2017-PANW A	3.244%	10/10/29	9,771,000	9,131,582	(a)
Commercial Mortgage Trust, 2020-CX A	2.173%	11/10/46	8,430,000	6,559,290	(a)
CSAIL Commercial Mortgage Trust, 2019- C15 A4	4.053%	3/15/52	13,433,000	12,450,332
CSMC Trust, 2015-12R 2A1	3.276%	11/30/37	391,762	390,758	(a)(c)
CSMC Trust, 2017-RPL3 A1	4.000%	8/1/57	6,452,643	5,837,074	(a)(c)
CSMC Trust, 2018-J1 A2	3.500%	2/25/48	16,981,682	14,840,767	(a)(c)
CSMC Trust, 2019-ICE4 A (1 mo. USD LIBOR + 0.980%)	5.298%	5/15/36	24,332,000	24,077,694	(a)(c)
CSMC Trust, 2019-NQM1 A1, Step bond (2.656% to 11/25/23 then 3.656%)	2.656%	10/25/59	4,078,043	3,876,002	(a)
CSMC Trust, 2020-522F A (1 mo. USD LIBOR + 3.853%)	8.189%	9/16/25	54,350,000	48,128,110	(a)(c)
CSMC Trust, 2020-FACT A (1 mo. USD LIBOR + 1.350%)	5.668%	10/15/37	12,350,000	12,058,830	(a)(c)
CSMC Trust, 2020-RPL3 A1	2.691%	3/25/60	10,515,094	10,068,088	(a)(c)
CSMC Trust, 2020-RPL4 A1	2.000%	1/25/60	20,645,654	18,411,111	(a)(c)
CSMC Trust, 2021-4SZN A (1 mo. Term SOFR + 3.967%)	8.303%	11/15/23	17,000,000	16,516,194	(a)(c)
CSMC Trust, 2021-AFC1 A1	0.830%	3/25/56	7,370,664	5,733,848	(a)(c)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	2,520,730	1,747,359	(a)(c)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	30,968,608	25,485,451	(a)(c)
CSMC Trust, 2021-RPL1 A1	1.668%	9/27/60	10,793,654	10,232,194	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	49

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
CSMC Trust, 2021-RPL2 A1	2.000%	1/25/60	$27,914,842	$23,398,042	(a)(c)
CSMC Trust, 2021-RPL3 A1	2.000%	1/25/60	11,816,203	10,150,967	(a)(c)
CSMC Trust, 2021-RPL4 A1	1.796%	12/27/60	14,881,302	13,667,940	(a)(c)
CSMC Trust, 2021-RPL6 A1	2.000%	10/25/60	16,016,049	14,108,381	(a)(c)
CSMC Trust, 2022-7R 1A1	5.540%	10/25/66	22,005,032	22,115,911	(a)
CSMC Trust, 2022-CNTR A (1 mo. Term SOFR + 3.944%)	8.280%	1/15/24	17,000,000	14,943,943	(a)(c)
CSMC Trust, 2022-NQM1 A1	2.265%	11/25/66	33,884,540	29,227,314	(a)(c)
DBCG Mortgage Trust, 2017-BBG A (1 mo. USD LIBOR + 0.700%)	5.018%	6/15/34	7,610,000	7,481,525	(a)(c)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,320,000	1,174,852	(c)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	25,383,743	22,021,765	(a)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. USD LIBOR + 0.450%)	4.839%	6/25/34	17,517	15,866	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AF1 (1 mo. USD LIBOR + 0.290%)	4.608%	4/15/36	2,425,653	2,189,057	(a)(c)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	23,946,034	20,145,015	(a)(c)
EverBank Mortgage Loan Trust, 2018-1 A22	3.500%	2/25/48	3,561,253	3,121,323	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR02 BX, IO	1.666%	8/27/28	10,000,000	764,457	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 AX, IO	2.468%	9/27/28	9,000,000	1,026,386	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily PC REMIC Trust, 2019- RR01 X, IO	1.534%	6/25/28	15,000,000	1,020,615	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.560%	3/25/29	24,651,069	717,183	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K062 X1, IO	0.293%	12/25/26	257,323,844	2,678,046	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K072 X1, IO	0.368%	12/25/27	61,606,375	946,582	(c)

See Notes to Financial Statements.

50	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	0.952%	5/25/29	$20,078,770	$958,223	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K095 XAM, IO	1.240%	6/25/29	10,114,000	677,616	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K101 X1, IO	0.835%	10/25/29	14,792,768	664,948	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K133 X1, IO	0.348%	9/25/31	68,841,611	1,679,198	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K142 X1, IO	0.297%	3/25/32	34,190,537	777,503	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K143 X1, IO	0.342%	4/25/55	6,996,424	185,356	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K145 X1, IO	0.317%	6/25/55	22,486,069	567,234	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K146 X1, IO	0.230%	6/25/54	36,495,014	722,225	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K147 X1, IO	0.357%	6/25/32	19,990,944	583,392	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K149 X1, IO	0.264%	8/25/32	32,986,671	768,220	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K151 X1, IO	0.181%	10/25/32	75,251,806	1,308,757	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K736 X1, IO	1.289%	7/25/26	8,089,290	299,709	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K737 X1, IO	0.638%	10/25/26	41,864,834	779,222	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K741 X1, IO	0.571%	12/25/27	17,969,295	416,048	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	51

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K742 X1, IO	0.779%	3/25/28	$18,488,920	$517,444	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1511 X1, IO	0.776%	3/25/34	3,561,865	204,906	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1515 X1, IO	1.511%	2/25/35	25,585,984	2,982,886	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1516 X1, IO	1.511%	5/25/35	7,438,287	889,485	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1517 X1, IO	1.324%	7/25/35	6,351,267	668,901	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K1520 X1, IO	0.472%	2/25/36	14,968,737	611,141	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KC05 X1, IO	1.212%	6/25/27	7,599,950	227,669	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, S8FX A2	3.291%	3/25/27	7,057,000	6,696,581
Federal Home Loan Mortgage Corp. (FHLMC) Reference REMIC, R007 ZA	6.000%	5/15/36	945,188	970,526
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 2957 ZA, PAC	5.000%	3/15/35	1,481,758	1,486,213
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3242 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.290%)	1.972%	11/15/36	246,237	19,078	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.430%)	2.112%	2/15/37	637,993	54,219	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3368 AI, IO (-1.000 x 1 mo. USD LIBOR + 6.030%)	1.712%	9/15/37	518,388	37,475	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3621 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.230%)	1.912%	1/15/40	137,786	12,545	(c)

See Notes to Financial Statements.

52	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3639 EY	5.000%	2/15/30	$449,570	$444,634
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3947 SG, IO (-1.000 x 1 mo. USD LIBOR + 5.950%) Federal Home Loan Mortgage Corp.	1.632%	10/15/41	320,530	27,116	(c)
(FHLMC) REMIC, 3973 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.490%)	2.172%	12/15/41	241,045	23,448	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4054 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	1.732%	8/15/39	500,300	38,240	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4099 ST, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	1.682%	8/15/42	614,521	59,716	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4119 IN, IO	3.500%	10/15/32	434,138	43,218
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4194 BI, IO	3.500%	4/15/43	1,309,488	205,774
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.250%)	1.932%	9/15/42	388,131	27,949	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4239 IO, IO	3.500%	6/15/27	473,150	20,893
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4298 PI, IO, PAC	4.000%	4/15/43	139,808	5,656
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4310 SA, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	1.632%	2/15/44	758,177	65,518	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4335 SW, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	1.682%	5/15/44	303,992	27,333	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4415 IO, IO	0.000%	4/15/41	425,467	17,110	(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CB	3.000%	5/15/48	3,345,972	3,036,632
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4793 CD	3.000%	6/15/48	2,211,971	1,992,624
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4813 CJ	3.000%	8/15/48	1,702,776	1,477,119
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	4,175,141	624,790

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	53

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	$11,033,234	$1,708,964
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	4,814,342	749,546
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	9,557,598	1,305,054
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5040 IB, IO	2.500%	11/25/50	2,831,896	420,977
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5059 IB, IO	2.500%	1/25/51	14,268,467	2,295,682
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5069 MI, IO	2.500%	2/25/51	5,504,844	825,821
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5085 NI, IO	2.000%	3/25/51	24,874,221	2,873,020
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	17,330,214	2,347,658
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 BI, IO	2.500%	1/25/49	23,118,771	3,226,465
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5148 CI, IO	2.000%	6/25/49	11,492,091	1,296,686
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL	4.000%	4/25/52	21,428,000	19,310,821
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	14,368,162	11,186,518
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA6 M2 (30 Day Average SOFR + 1.500%)	5.428%	10/25/41	38,510,000	36,631,463	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA7 M2 (30 Day Average SOFR + 1.800%)	5.728%	11/25/41	3,500,000	3,292,936	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA1 M1A (30 Day Average SOFR + 1.000%)	4.928%	1/25/42	31,465,564	30,674,048	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1A (30 Day Average SOFR + 2.000%)	5.928%	4/25/42	13,833,056	13,770,353	(a)(c)

See Notes to Financial Statements.

54	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA3 M1B (30 Day Average SOFR + 2.900%)	6.828%	4/25/42	$33,130,000	$32,783,997	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	6.128%	5/25/42	5,386,730	5,372,625	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 283 IO, IO	3.500%	10/15/27	127,924	6,084
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.782%	8/15/44	217,365	22,851	(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 353 S1, IO (-1.000 x 1 mo. USD LIBOR + 6.000%)	1.682%	12/15/46	3,472,777	307,238	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.228%	8/25/33	20,330,000	20,113,451	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2014-C01 M2 (1 mo. USD LIBOR + 4.400%)	8.789%	1/25/24	5,597,496	5,747,968	(c)
Federal National Mortgage Association (FNMA) — CAS, 2022-R04 1M2 (30 Day Average SOFR + 3.100%)	7.028%	3/25/42	11,510,000	11,483,129	(a)(c)
Federal National Mortgage Association (FNMA) ACES, 2013-M6 1AC	3.352%	2/25/43	441,349	412,881	(c)
Federal National Mortgage Association (FNMA) ACES, 2014-M3 X2, IO	0.000%	1/25/24	14,751,577	3,992	(c)
Federal National Mortgage Association (FNMA) ACES, 2015-M7 X2, IO	0.474%	12/25/24	90,775,222	600,478	(c)
Federal National Mortgage Association (FNMA) ACES, 2017-M8 A2	3.061%	5/25/27	1,689,109	1,590,230	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M9 APT2	3.103%	4/25/28	912,644	852,515	(c)
Federal National Mortgage Association (FNMA) ACES, 2018-M15 1A2	3.700%	1/25/36	3,735,000	3,387,927
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	2,048,000	1,928,297

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	55

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) ACES, 2019-M5 A2	3.273%	2/25/29	$3,648,000	$3,393,655
Federal National Mortgage Association (FNMA) ACES, 2019-M6 A2	3.450%	1/1/29	2,394,924	2,281,719
Federal National Mortgage Association (FNMA) ACES, 2019-M13 X1, IO	0.825%	6/25/34	3,904,886	178,285	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M14 X1, IO	0.561%	6/25/29	9,391,111	258,588	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M19 A2	2.560%	9/25/29	209,061	186,124
Federal National Mortgage Association (FNMA) ACES, 2019-M23 3A3	2.720%	10/25/31	5,136,828	4,459,035	(c)
Federal National Mortgage Association (FNMA) ACES, 2019-M28 AV	2.232%	2/25/27	2,429,387	2,248,483
Federal National Mortgage Association (FNMA) ACES, 2020-M6 A	2.500%	10/25/37	1,494,044	1,281,606
Federal National Mortgage Association (FNMA) ACES, 2020-M36 X1, IO	1.498%	9/25/34	20,199,020	1,610,316	(c)
Federal National Mortgage Association (FNMA) ACES, 2020-M54 X, IO	1.531%	12/25/33	38,176,089	3,149,443	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-27 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	2.091%	4/25/40	282,599	27,333	(c)
Federal National Mortgage Association (FNMA) REMIC, 2010-123 PM, PAC	4.000%	7/25/40	1,661,627	1,623,470
Federal National Mortgage Association (FNMA) REMIC, 2011-59 NZ	5.500%	7/25/41	476,260	484,689
Federal National Mortgage Association (FNMA) REMIC, 2011-99 KS, IO (-1.000 x 1 mo. USD LIBOR + 6.700%)	2.311%	10/25/26	134,978	2,161	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-28 B	6.500%	6/25/39	23,248	23,681
Federal National Mortgage Association (FNMA) REMIC, 2012-035 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.500%)	2.111%	4/25/42	634,774	68,105	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-046 BA	6.000%	5/25/42	436,015	453,164
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	170,895	182,710
Federal National Mortgage Association (FNMA) REMIC, 2012-074 OA, PO	0.000%	3/25/42	31,764	28,030

See Notes to Financial Statements.

56	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-074 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.650%)	2.261%	3/25/42	$559,456	$34,298	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-75 AO, PO	0.000%	3/25/42	63,529	55,847
Federal National Mortgage Association (FNMA) REMIC, 2012-75 NS, IO (-1.000 x 1 mo. USD LIBOR + 6.600%)	2.211%	7/25/42	126,359	14,329	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-101 BI, IO	4.000%	9/25/27	113,452	3,347
Federal National Mortgage Association (FNMA) REMIC, 2012-133 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.761%	12/25/42	461,164	46,861	(c)
Federal National Mortgage Association (FNMA) REMIC, 2012-134 MS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.761%	12/25/42	304,386	34,014	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-9 BC	6.500%	7/25/42	848,909	896,558
Federal National Mortgage Association (FNMA) REMIC, 2013-9 CB	5.500%	4/25/42	2,113,180	2,147,782
Federal National Mortgage Association (FNMA) REMIC, 2013-14 IG, IO	4.000%	3/25/43	513,936	77,674
Federal National Mortgage Association (FNMA) REMIC, 2013-026 HI, IO	3.000%	4/25/32	91,261	2,761
Federal National Mortgage Association (FNMA) REMIC, 2013-29 QI, IO	4.000%	4/25/43	788,871	132,691
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.761%	6/25/43	1,038,261	112,624	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 1 mo. USD LIBOR + 5.950%)	1.561%	12/25/43	2,202,394	202,467	(c)
Federal National Mortgage Association (FNMA) REMIC, 2013-126 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.761%	9/25/41	877,296	48,084	(c)
Federal National Mortgage Association (FNMA) REMIC, 2014-47 AI, IO	0.000%	8/25/44	1,263,203	54,696	(c)
Federal National Mortgage Association (FNMA) REMIC, 2015-56 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.761%	8/25/45	628,160	69,479	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	57

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	$1,421,345	$1,206,905
Federal National Mortgage Association (FNMA) REMIC, 2017-76 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.711%	10/25/57	6,669,604	651,731	(c)
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.811%	11/25/47	1,995,386	172,007	(c)
Federal National Mortgage Association (FNMA) REMIC, 2020-47 GZ	2.000%	7/25/50	6,412,487	3,746,686
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	4,400,000	3,452,608
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	8,050,560	1,266,551
Federal National Mortgage Association (FNMA) REMIC, 2020-74 EI, IO	2.500%	10/25/50	4,033,075	681,112
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	25,415,872	3,781,203
Federal National Mortgage Association (FNMA) REMIC, 2020-97 AI, IO	2.000%	1/25/51	30,375,276	3,950,244
Federal National Mortgage Association (FNMA) REMIC, 2021-1 IG, IO	2.500%	2/25/51	17,148,698	2,893,680
Federal National Mortgage Association (FNMA) REMIC, 2021-3 QI, IO	2.500%	2/25/51	21,792,476	3,322,932
Federal National Mortgage Association (FNMA) REMIC, 2021-61 KI, IO	2.500%	4/25/49	32,122,510	4,704,615
Federal National Mortgage Association (FNMA) REMIC, 2021-69 IJ, IO	2.500%	1/25/49	45,285,901	6,463,299
Federal National Mortgage Association (FNMA) STRIPS, 390 C3, IO	6.000%	7/25/38	178,665	36,386
Federal National Mortgage Association (FNMA) STRIPS, 407 22, IO	5.000%	1/25/39	64,869	13,044
Federal National Mortgage Association (FNMA) STRIPS, 407 23, IO	5.000%	1/25/39	32,652	6,830	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 27, IO	5.500%	1/25/39	30,080	6,813	(c)
Federal National Mortgage Association (FNMA) STRIPS, 407 34, IO	5.000%	1/25/38	45,981	7,173
Federal National Mortgage Association (FNMA) STRIPS, 407 41, IO	6.000%	1/25/38	228,959	46,875

See Notes to Financial Statements.

58	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Federal National Mortgage Association (FNMA) STRIPS, 409 C1, IO	3.000%	11/25/26	$447,979	$16,686
Federal National Mortgage Association (FNMA) STRIPS, 409 C2, IO	3.000%	4/25/27	624,196	27,207
Federal National Mortgage Association (FNMA) STRIPS, 409 C13, IO	3.500%	11/25/41	612,671	96,661
Federal National Mortgage Association (FNMA) STRIPS, 409 C17, IO	4.000%	11/25/41	722,171	129,467
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	510,067	86,687
Federal National Mortgage Association (FNMA) STRIPS, 409 C22, IO	4.500%	11/25/39	341,169	59,206
Flagstar Mortgage Trust, 2018-2 A4	3.500%	4/25/48	488,284	479,437	(a)(c)
Freddie Mac Multifamily ML Certificates, 2020-ML07 XUS, IO	2.000%	10/25/36	17,041,432	2,585,867	(a)(c)
FREMF Mortgage Trust, 2019-K103 X2A, IO	0.100%	12/25/51	349,088,641	1,833,466	(a)
Galton Funding Mortgage Trust, 2017-1 A22	3.000%	7/25/56	680,902	626,868	(a)(c)
Government National Mortgage Association (GNMA), 2010-42 BS, IO (-1.000 x 1 mo. USD LIBOR + 6.480%)	2.127%	4/20/40	58,240	6,354	(c)
Government National Mortgage Association (GNMA), 2010-59 LB, PAC-1	4.500%	10/20/39	15,624	15,584
Government National Mortgage Association (GNMA), 2010-76 CS, IO (-1.000 x 1 mo. USD LIBOR + 6.550%)	2.197%	6/20/40	1,026,993	101,000	(c)
Government National Mortgage Association (GNMA), 2010-85 HS, IO, PAC (-1.000 x 1 mo. USD LIBOR + 6.650%)	2.297%	1/20/40	26,133	296	(c)
Government National Mortgage Association (GNMA), 2010-H03 FA (1 mo. USD LIBOR + 0.550%)	4.605%	3/20/60	817,071	812,434	(c)
Government National Mortgage Association (GNMA), 2010-H10 FC (1 mo. USD LIBOR + 1.000%)	5.055%	5/20/60	399,135	399,218	(c)
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. USD LIBOR + 0.350%)	4.148%	8/20/58	306,176	303,347	(c)
Government National Mortgage Association (GNMA), 2010-H27 FA (1 mo. USD LIBOR + 0.380%)	4.222%	12/20/60	910,595	902,055	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	59

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2010-H28 FE (1 mo. USD LIBOR + 0.400%)	4.242%	12/20/60	$921,593	$913,724	(c)
Government National Mortgage Association (GNMA), 2011-H03 FA (1 mo. USD LIBOR + 0.500%)	4.342%	1/20/61	722,458	717,433	(c)
Government National Mortgage Association (GNMA), 2011-H05 FB (1 mo. USD LIBOR + 0.500%)	4.342%	12/20/60	904,355	897,177	(c)
Government National Mortgage Association (GNMA), 2011-H06 FA (1 mo. USD LIBOR + 0.450%)	4.292%	2/20/61	951,416	943,779	(c)
Government National Mortgage Association (GNMA), 2011-H08 FG (1 mo. USD LIBOR + 0.480%)	4.322%	3/20/61	1,094,967	1,086,749	(c)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. USD LIBOR + 0.500%)	4.342%	3/20/61	734,446	729,623	(c)
Government National Mortgage Association (GNMA), 2012-027 IO, IO	0.283%	4/16/53	5,883,512	20,688	(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.050%)	1.697%	3/20/42	1,168,000	118,985	(c)
Government National Mortgage Association (GNMA), 2012-44 IO, IO	0.029%	3/16/49	1,498,194	179	(c)
Government National Mortgage Association (GNMA), 2012-81 AI, IO	3.500%	4/20/27	37,218	753
Government National Mortgage Association (GNMA), 2012-98 SA, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.774%	8/16/42	456,488	43,574	(c)
Government National Mortgage Association (GNMA), 2012-112 IO, IO	0.145%	2/16/53	4,520,080	13,402	(c)
Government National Mortgage Association (GNMA), 2012-124 AS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.874%	10/16/42	466,505	46,222	(c)
Government National Mortgage Association (GNMA), 2013-50 IO, IO	0.068%	10/16/48	26,829,432	45,792	(c)
Government National Mortgage Association (GNMA), 2013-72 IO, IO	0.570%	11/16/47	8,089,730	111,220	(c)
Government National Mortgage Association (GNMA), 2013-107 AD	2.846%	11/16/47	3,182,517	2,887,811	(c)

See Notes to Financial Statements.

60	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2013-163 IO, IO	1.018%	2/16/46	$2,917,466	$53,688	(c)
Government National Mortgage Association (GNMA), 2014-005 SP, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	1.824%	6/16/43	222,232	8,956	(c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.537%	6/16/48	74,075	70,404	(c)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.147%	2/16/48	742,873	4,497	(c)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.629%	9/16/55	3,098,221	79,648	(c)
Government National Mortgage Association (GNMA), 2014-118 HS, IO (-1.000 x 1 mo. USD LIBOR + 6.200%)	1.847%	8/20/44	3,963,505	421,944	(c)
Government National Mortgage Association (GNMA), 2014-160 EI, IO	4.000%	7/16/26	443,402	13,278
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.374%	8/16/54	4,736,821	51,243	(c)
Government National Mortgage Association (GNMA), 2015-98 IO, IO	0.351%	4/16/55	11,540,854	161,266	(c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	1,323,023	236,673
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	7,198,591	1,475,523
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. USD LIBOR + 6.100%)	1.774%	10/16/46	1,566,290	220,187	(c)
Government National Mortgage Association (GNMA), 2017-8 IO, IO	0.441%	8/16/58	5,004,239	133,678	(c)
Government National Mortgage Association (GNMA), 2017-28 IO, IO	0.681%	2/16/57	8,191,797	300,400	(c)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.601%	7/16/58	2,823,121	81,745	(c)
Government National Mortgage Association (GNMA), 2017-111 IO, IO	0.527%	2/16/59	4,216,246	140,779	(c)
Government National Mortgage Association (GNMA), 2017-145 IO, IO	0.512%	4/16/57	6,048,233	188,698	(c)
Government National Mortgage Association (GNMA), 2017-157 IO	0.503%	12/16/59	3,272,102	106,779	(c)
Government National Mortgage Association (GNMA), 2017-190 IO, IO	0.539%	3/16/60	1,301,846	48,423	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	61

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2017-H22 IC, IO	0.001%	11/20/67	$451,414	$14,065	(c)
Government National Mortgage Association (GNMA), 2018-37 QA	2.750%	3/20/48	1,200,294	1,074,397
Government National Mortgage Association (GNMA), 2018-130 A	3.250%	5/16/59	789	787
Government National Mortgage Association (GNMA), 2018-H06 PF (1 mo. USD LIBOR + 0.300%)	4.142%	2/20/68	3,436,071	3,393,069	(c)
Government National Mortgage Association (GNMA), 2018-H07 FD (1 mo. USD LIBOR + 0.300%)	4.142%	5/20/68	5,515,817	5,486,668	(c)
Government National Mortgage Association (GNMA), 2018-H08 KF (1 mo. USD LIBOR + 0.300%)	4.142%	5/20/68	2,728,446	2,693,354	(c)
Government National Mortgage Association (GNMA), 2019-90 AB	3.000%	7/20/49	2,436,963	2,184,738
Government National Mortgage Association (GNMA), 2020-47 MI, IO, PAC	3.500%	4/20/50	8,140,292	1,309,580
Government National Mortgage Association (GNMA), 2020-47 NI, IO, PAC	3.500%	4/20/50	2,884,864	475,223
Government National Mortgage Association (GNMA), 2020-103 AD	1.450%	1/16/63	3,991,108	3,187,491
Government National Mortgage Association (GNMA), 2020-109 AI, IO	0.840%	5/16/60	14,555,454	873,749	(c)
Government National Mortgage Association (GNMA), 2020-123 IL, IO	2.500%	8/20/50	3,258,645	469,170
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	10,203,825	1,408,105
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	4,867,513	712,687
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	4,609,346	683,007
Government National Mortgage Association (GNMA), 2020-157 IO, IO	0.941%	6/16/62	17,526,468	1,157,008	(c)
Government National Mortgage Association (GNMA), 2020-160 IH, IO	2.500%	10/20/50	3,357,793	495,002
Government National Mortgage Association (GNMA), 2020-160 VI, IO	2.500%	10/20/50	4,771,187	669,753
Government National Mortgage Association (GNMA), 2020-160 YI, IO	2.500%	10/20/50	15,890,142	2,167,932

See Notes to Financial Statements.

62	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2020-181 WI, IO	2.000%	12/20/50	$35,527,074	$3,933,039
Government National Mortgage Association (GNMA), 2020-184, IO, IO	0.913%	11/16/60	5,729,268	374,873	(c)
Government National Mortgage Association (GNMA), 2020-195 IO, IO	0.928%	12/16/62	78,562,617	5,416,358	(c)
Government National Mortgage Association (GNMA), 2020-H09 FL (1 mo. USD LIBOR + 1.150%)	2.880%	5/20/70	8,555,593	8,410,916	(c)
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. USD LIBOR + 1.250%)	5.092%	4/20/70	7,635,631	7,650,224	(c)
Government National Mortgage Association (GNMA), 2020-H12 F (1 mo. USD LIBOR + 0.500%)	3.749%	7/20/70	1,938,157	1,868,517	(c)
Government National Mortgage Association (GNMA), 2020-H13 FA (1 mo. USD LIBOR + 0.450%)	2.980%	7/20/70	3,014,231	2,888,296	(c)
Government National Mortgage Association (GNMA), 2020-H13 FC (1 mo. USD LIBOR + 0.450%)	3.276%	7/20/70	23,841,520	22,889,359	(c)
Government National Mortgage Association (GNMA), 2021-14 AB	1.340%	6/16/63	7,745,763	6,030,937
Government National Mortgage Association (GNMA), 2021-21 AH	1.400%	6/16/63	1,063,144	833,046
Government National Mortgage Association (GNMA), 2021-29 TI, IO	2.500%	2/20/51	25,054,068	4,312,349
Government National Mortgage Association (GNMA), 2021-37, IO, IO	0.805%	1/16/61	16,643,576	966,952	(c)
Government National Mortgage Association (GNMA), 2021-60 IO, IO	0.826%	5/16/63	16,164,824	1,022,091	(c)
Government National Mortgage Association (GNMA), 2021-68 IO, IO	0.870%	10/16/62	13,747,606	893,994	(c)
Government National Mortgage Association (GNMA), 2021-115 MI, IO	2.500%	5/20/51	9,519,495	1,072,720
Government National Mortgage Association (GNMA), 2022-3 B	1.850%	2/16/61	7,749,057	4,565,194
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	65,683,036	3,352,305	(c)
Government National Mortgage Association (GNMA), 2022-55 IO, IO	0.567%	1/16/63	14,812,537	750,075	(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	63

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Government National Mortgage Association (GNMA), 2022-59 IO, IO	0.571%	2/16/62	$31,094,362	$1,649,080	(c)
Government National Mortgage Association (GNMA), 2022-63 LM	3.500%	10/20/50	13,286,616	11,187,309
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	10,400,000	9,644,535
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	14,105,041	11,860,297
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	9,200,000	6,992,076	(c)
GS Mortgage Securities Corp. II, 2018-SRP5 A (1 mo. USD LIBOR + 1.800%)	6.118%	9/15/31	24,025,232	20,237,741	(a)(c)
GS Mortgage Securities Corp. II, 2018-SRP5 B (1 mo. USD LIBOR + 3.000%)	7.318%	9/15/31	29,063,250	21,057,589	(a)(c)
GS Mortgage Securities Trust, 2013-GC16 B	5.161%	11/10/46	1,003,000	977,449	(c)
GS Mortgage Securities Trust, 2017-GS8 A4	3.469%	11/10/50	10,290,000	9,484,164
GS Mortgage Securities Corp. Trust, 2018- RIVR D (1 mo. USD LIBOR + 1.334%)	5.652%	7/15/35	11,033,000	8,874,192	(a)(c)
HarborView Mortgage Loan Trust, 2005-9 2A1B (1 mo. USD LIBOR + 0.740%)	5.093%	6/20/35	3,330,614	2,989,817	(c)
IndyMac INDX Mortgage Loan Trust, 2005- AR15 A2	3.227%	9/25/35	12,919	10,664	(c)
INTOWN Mortgage Trust, 2022-STAY A (1 mo. Term SOFR + 2.489%)	6.825%	8/15/39	6,000,000	5,975,705	(a)(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C14 B	4.548%	8/15/46	2,260,000	2,188,617	(c)
JPMBB Commercial Mortgage Securities Trust, 2013-C17 B	4.883%	1/15/47	439,000	426,188	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C22 C	4.547%	9/15/47	1,379,000	1,234,600	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (1 mo. USD LIBOR + 3.750%)	8.068%	5/15/28	2,186,936	2,017,882	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2013-LC11 AS	3.216%	4/15/46	1,791,000	1,764,076
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-NLP A (1 mo. Term SOFR + 0.597%)	4.932%	4/15/37	12,541,622	11,627,990	(a)(c)
JPMorgan Mortgage Trust, 2018-3 A1	3.500%	9/25/48	5,019,609	4,410,922	(a)(c)
JPMorgan Mortgage Trust, 2018-5 A1	3.500%	10/25/48	4,538,653	3,997,421	(a)(c)

See Notes to Financial Statements.

64	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
Legacy Mortgage Asset Trust, 2020-GS5 A1, Step bond (3.250% to 8/25/23, 6.250% to 8/25/24 then 7.250%)	3.250%	6/25/60	$7,294,970	$7,187,599	(a)
Legacy Mortgage Asset Trust, 2021-GS1 A1, Step bond (1.892% to 1/25/24, 4.892% to 1/25/25 then 5.892%)	1.892%	10/25/66	14,940,019	13,725,629	(a)
Legacy Mortgage Asset Trust, 2021-GS2 A1, Step bond (1.750% to 4/25/24, 4.750% to 4/25/25 then 5.750%)	1.750%	4/25/61	7,910,104	7,188,912	(a)
MASTR Reperforming Loan Trust, 2005-1 1A3	7.000%	8/25/34	39,997	30,448	(a)
MASTR Reperforming Loan Trust, 2005-2 1A1F (1 mo. USD LIBOR + 0.350%)	4.739%	5/25/35	337,806	181,553	(a)(c)
Merrill Lynch Mortgage Investors Trust, 2005-A8 A3A3 (1 mo. USD LIBOR + 0.740%)	5.129%	8/25/36	1,149,533	1,140,733	(c)
Merrill Lynch Mortgage Investors Trust, 2005-A9 3A1	4.037%	12/25/35	12,577	8,092	(c)
Merrill Lynch Mortgage Investors Trust, 2006-1 1A	2.847%	2/25/36	15,325	14,479	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	1,260,000	1,091,858	(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. USD LIBOR + 0.975%)	5.293%	11/15/34	2,063,536	1,999,834	(a)(c)
Morgan Stanley Capital I Trust, 2019-BPR A (1 mo. USD LIBOR + 1.650%)	5.968%	5/15/36	16,976,341	16,249,463	(a)(c)
Morgan Stanley Capital I Trust, 2019-L2 XA, IO	1.003%	3/15/52	41,162,205	1,965,084	(c)
Mortgage Repurchase Agreement Financing Trust, 2022-S1 A1 (30 Day Average SOFR + 2.000%)	5.805%	3/30/25	22,600,000	22,446,569	(a)(c)
Morgan Stanley Mortgage Loan Trust, 2005- 3AR 2A2	2.915%	7/25/35	252,069	219,674	(c)
MSCG Trust, 2015-ALDR A2	3.462%	6/7/35	6,358,000	5,770,411	(a)(c)
NAAC Reperforming Loan REMIC Certificates Trust, 2004-R3 A1	6.500%	2/25/35	108,281	95,732	(a)
Natixis Commercial Mortgage Securities Trust, 2019-FAME A	3.047%	8/15/36	15,583,000	14,376,500	(a)
New Residential Mortgage Loan Trust, 2018-1A A1A	4.000%	12/25/57	7,184,942	6,768,915	(a)(c)
New Residential Mortgage Loan Trust, 2019-3A A1A	3.750%	11/25/58	9,828,673	9,131,477	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	65

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
New Residential Mortgage Loan Trust, 2021-NQM3 A1	1.156%	11/27/56	$10,960,560	$9,073,539	(a)(c)
New Residential Mortgage Loan Trust, 2022-NQM3 A1, Step bond (3.900% to 5/25/26 then 4.990%)	3.900%	4/25/62	18,204,333	16,581,652	(a)
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2005-AP2 A5	5.476%	5/25/35	47,552	24,808
NYMT Loan Trust, 2020-SP2 A1	2.944%	10/25/60	23,426,208	22,681,988	(a)(c)
NYMT Loan Trust, 2022-CP1 A1	2.042%	7/25/61	15,158,322	13,608,561	(a)
OBX Trust, 2021-NQM3 A3	1.362%	7/25/61	7,796,831	5,727,843	(a)(c)
OBX Trust, 2022-NQM1 A1	2.305%	11/25/61	17,444,872	15,029,926	(a)(c)
OPG Trust, 2021-PORT A (1 mo. USD LIBOR + 0.484%)	4.802%	10/15/36	18,635,323	17,832,830	(a)(c)
Prime Mortgage Trust, 2006-DR1 1A1	5.500%	5/25/35	83,733	83,343	(a)
Prime Mortgage Trust, 2006-DR1 2A2	6.000%	5/25/35	11,270,158	9,156,567	(a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	8,876,499	7,044,292	(a)(c)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	11,162,174	9,301,383	(a)(c)
SBALR Commercial Mortgage Trust, 2020- RR1 A3	2.825%	2/13/53	22,095,308	18,726,500	(a)
SG Residential Mortgage Trust, 2022-1 A1	3.166%	3/27/62	9,134,972	8,208,837	(a)(c)
SG Residential Mortgage Trust, 2022-2 A1	5.353%	8/25/62	23,412,343	23,038,853	(a)
SHOW Trust, 2022 BIZ A (1 mo. Term SOFR + 2.984%)	7.218%	1/15/24	11,250,000	11,043,920	(a)
SMRT, 2022-MINI A (1 mo. Term SOFR + 1.000%)	5.336%	1/15/39	20,410,000	19,728,677	(a)(c)
Soho Trust, 2021-SOHO A	2.697%	8/10/38	34,000,000	26,499,335	(a)(c)
Structured Adjustable Rate Mortgage Loan Trust, 2005-19XS 1A1 (1 mo. USD LIBOR + 0.320%)	4.709%	10/25/35	152,040	138,851	(c)
Towd Point Mortgage Trust, 2017-6 M1	3.250%	10/25/57	18,080,000	15,860,973	(a)(c)
Towd Point Mortgage Trust, 2022-4 A1	3.750%	9/25/62	16,445,238	15,455,483	(a)
UBS Commercial Mortgage Trust, 2018-C11 B	4.713%	6/15/51	1,430,000	1,253,537	(c)
UBS Commercial Mortgage Trust, 2018-C15 C	5.143%	12/15/51	2,960,000	2,490,719	(c)
VLS Commercial Mortgage Trust, 2020-LAB A	2.130%	10/10/42	36,680,000	28,315,207	(a)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	2,250,000	1,712,922	(a)

See Notes to Financial Statements.

66	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations (j) — continued
WaMu Mortgage Pass-Through Certificates Trust, 2003-AR9 1A7	4.124%	9/25/33	$5,208	$4,802	(c)
WaMu Mortgage Pass-Through Certificates Trust, 2007-HY4 4A1	3.104%	9/25/36	61,082	53,020	(c)
Waterfall Commercial Mortgage Trust, 2015-SBC5 A	4.104%	12/31/23	747,037	732,847	(a)(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC18 B	3.959%	12/15/47	2,066,000	1,926,907
Wells Fargo Commercial Mortgage Trust, 2015-NXS1 XA, IO	1.073%	5/15/48	29,827,122	529,452	(c)
Wells Fargo Commercial Mortgage Trust, 2019-C49 B	4.546%	3/15/52	7,160,000	6,200,422
Wells Fargo Commercial Mortgage Trust, 2021-C60 XA, IO	1.547%	8/15/54	98,829,669	8,736,394	(c)
Wells Fargo Commercial Mortgage Trust, 2022-JS2 A	3.084%	12/15/39	7,480,000	5,992,226	(a)
WFRBS Commercial Mortgage Trust, 2014- C19 B	4.723%	3/15/47	224,000	214,353	(c)
WFRBS Commercial Mortgage Trust, 2014- C19 XA, IO	0.963%	3/15/47	5,422,623	41,746	(c)
WFRBS Commercial Mortgage Trust, 2014- C21 B	4.213%	8/15/47	4,621,000	4,305,278	(c)
WFRBS Commercial Mortgage Trust, 2014- C21 XA, IO	0.999%	8/15/47	21,172,558	274,235	(c)
WFRBS Commercial Mortgage Trust, 2014- C24 AS	3.931%	11/15/47	2,611,000	2,490,484
Worldwide Plaza Trust, 2017-WWP A	3.526%	11/10/36	5,725,000	4,925,226	(a)
Total Collateralized Mortgage Obligations (Cost — $1,961,212,600)				1,782,802,978
Asset-Backed Securities — 7.3%
522 Funding CLO Ltd., 2020-6A A1R (3 mo. USD LIBOR + 1.150%)	5.475%	10/23/34	21,870,000	21,181,136	(a)(c)
AIMCO CLO, 2017-AA AR (3 mo. USD LIBOR + 1.050%)	5.293%	4/20/34	400,000	389,668	(a)(c)
Allegro CLO Ltd., 2019-2A A1A (3 mo. USD LIBOR + 1.390%)	5.617%	1/19/33	3,250,000	3,191,003	(a)(c)
AMMC CLO Ltd., 2012-011A A1R2 (3 mo. USD LIBOR + 1.010%)	5.425%	4/30/31	1,543,000	1,520,313	(a)(c)
Amortizing Residential Collateral Trust, 2002-BC5 M1 (1 mo. USD LIBOR + 1.035%)	5.424%	7/25/32	90,916	89,748	(c)
Apidos CLO, 2021-35A A (3 mo. USD LIBOR + 1.050%)	5.293%	4/20/34	4,300,000	4,194,840	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	67

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2I	4.194%	6/5/49	$218,790	$215,669	(a)
Aqua Finance Trust, 2021-A A	1.540%	7/17/46	9,768,829	8,937,620	(a)
Arbor Realty Commercial Real Estate Notes Ltd., 2022-FL1 A (30 Day Average SOFR + 1.450%)	5.257%	1/15/37	8,850,000	8,557,649	(a)(c)
Arbys Funding LLC, 2020-1A A2	3.237%	7/30/50	879,750	747,104	(a)
Ares CLO Ltd., 2022-63A A1A (3 mo. Term SOFR + 1.380%)	5.343%	4/20/35	10,130,000	9,870,992	(a)(c)
Argent Securities Trust, 2006-W4 A2B (1 mo. USD LIBOR + 0.220%)	4.609%	5/25/36	95,687	24,209	(c)
Atrium, 9A AR2 (3 mo. USD LIBOR + 0.990%)	5.726%	5/28/30	1,084,365	1,064,566	(a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2019-3A A	2.360%	3/20/26	17,911,000	16,688,227	(a)
Avis Budget Rental Car Funding AESOP LLC, 2020-1A A	2.330%	8/20/26	30,713,000	28,457,880	(a)
Bain Capital Credit CLO, 2020-1A A1 (3 mo. USD LIBOR + 1.190%)	5.384%	4/18/33	4,650,000	4,548,697	(a)(c)
Balboa Bay Loan Funding Ltd., 2021-2A A1 (3 mo. USD LIBOR + 1.170%)	5.413%	1/20/35	10,520,000	10,203,154	(a)(c)
Ballyrock CLO Ltd., 2019-2A A1BR (3 mo. USD LIBOR + 1.200%)	5.875%	11/20/30	930,000	905,849	(a)(c)
Battery Park CLO Ltd., 2022-1A A1 (3 mo. Term SOFR + 2.210%)	6.390%	10/20/35	17,720,000	17,590,333	(a)(c)
BCRED MML CLO LLC, 2021-1A A (3 mo. USD LIBOR + 1.480%)	5.559%	1/15/35	14,260,000	13,721,368	(a)(c)
BCRED MML CLO LLC, 2022-1A A1 (3 mo. Term SOFR + 1.650%)	5.613%	4/20/35	8,380,000	8,011,257	(a)(c)
Bear Stearns Asset Backed Securities Trust, 2004-HE10 M1 (1 mo. USD LIBOR + 0.975%)	4.991%	12/25/34	2,802,658	2,750,614	(c)
Benefit Street Partners CLO Ltd., 2014-IVA ARRR (3 mo. USD LIBOR + 1.180%)	5.423%	1/20/32	6,000,000	5,898,591	(a)(c)(k)
Blackbird Capital Aircraft, 2021-1A A	2.443%	7/15/46	11,830,918	9,730,589	(a)
Blackrock Rainier CLO Ltd., 2021-6A A (3 mo. USD LIBOR + 1.700%)	5.943%	4/20/33	4,000,000	3,891,777	(a)(c)
BlueMountain CLO Ltd., 2021-28A A (3 mo. USD LIBOR + 1.260%)	5.339%	4/15/34	11,330,000	11,071,092	(a)(c)
Brazos Student Finance Corp., 2009-1 AS (3 mo. USD LIBOR + 2.500%)	7.224%	12/27/39	445,245	446,739	(c)

See Notes to Financial Statements.

68	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Canyon CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.180%)	5.259%	7/15/34	$5,980,000	$5,838,474	(a)(c)
Carlyle Global Market Strategies CLO Ltd., 2014-3RA A1A (3 mo. USD LIBOR + 1.050%)	5.408%	7/27/31	8,445,455	8,324,676	(a)(c)
Carlyle US CLO Ltd., 2018-2A A2 (3 mo. USD LIBOR + 1.600%)	5.679%	10/15/31	4,050,000	3,903,077	(a)(c)
Catskill Park CLO Ltd., 2017-1A A2 (3 mo. USD LIBOR + 1.700%)	5.943%	4/20/29	6,105,000	5,967,218	(a)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.120%)	5.199%	7/17/34	24,600,000	23,907,879	(a)(c)
CBAM Ltd., 2017-1A A1 (3 mo. USD LIBOR + 1.250%)	5.493%	7/20/30	996,744	987,460	(a)(c)
Cedar Funding CLO Ltd., 2016-5A AFRR	1.937%	7/17/31	6,920,000	6,429,761	(a)
Cerberus Loan Funding LP, 2019-2A A1 (3 mo. USD LIBOR + 1.800%)	5.879%	1/15/32	1,950,000	1,927,722	(a)(c)
Cerberus Loan Funding LP, 2020-1A A (3 mo. USD LIBOR + 1.850%)	5.929%	10/15/31	6,629,865	6,601,991	(a)(c)
CIFC Funding Ltd., 2017-1A AR (3 mo. USD LIBOR + 1.010%)	5.288%	4/23/29	1,499,835	1,485,892	(a)(c)
College Ave Student Loans LLC, 2019-A A1 (1 mo. USD LIBOR + 1.400%)	5.789%	12/28/48	7,427,975	7,204,234	(a)(c)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	3,163,000	2,525,603	(a)
Commonbond Student Loan Trust, 2020-1 A	1.690%	10/25/51	5,859,649	5,202,478	(a)
Conseco Finance Corp., 1996-5 B1	8.100%	7/15/26	40,494	49	(c)
Countrywide Asset-Backed Certificates, 2006-SD4 A1 (1 mo. USD LIBOR + 0.680%)	5.069%	12/25/36	201,815	149,662	(a)(c)
Credit-Based Asset Servicing & Securitization LLC, 1999-3 A	4.785%	2/3/29	2,006	1,551	(a)(c)
CSMC Trust, 2017-RPL1 A1	2.750%	7/25/57	17,058,563	16,334,555	(a)(c)
CSMC Trust, 2017-RPL1 M1	2.950%	7/25/57	22,223,700	18,155,743	(a)(c)
Dividend Solar Loans LLC, 2019-1 A	3.670%	8/22/39	6,425,950	5,832,628	(a)
Dryden CLO Ltd., 2019-75A AR2 (3 mo. USD LIBOR + 1.040%)	5.119%	4/15/34	8,351,000	8,081,646	(a)(c)
Dryden CLO Ltd., 2021-87A A1 (3 mo. USD LIBOR + 1.100%)	5.775%	5/20/34	28,030,000	27,154,624	(a)(c)
ECMC Group Student Loan Trust, 2020-2A A (1 mo. USD LIBOR + 1.150%)	5.539%	11/25/69	4,122,301	3,999,341	(a)(c)
Fannie Mae Grantor Trust, 2017-T1 A	2.898%	6/25/27	1,320,951	1,232,818
Federal Home Loan Mortgage Corp. (FHLMC) Structured Pass-Through Certificates FRESR, 2017-SR01 A3	3.089%	11/25/27	321,645	299,017

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	69

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Ford Credit Floorplan Master Owner Trust, 2018-4 A	4.060%	11/15/30	$21,335,000	$20,080,703
Fortress Credit BSL Ltd., 2019-1A A2 (3 mo. USD LIBOR + 2.262%)	6.299%	7/23/32	6,717,000	6,653,632	(a)(c)
GoldenTree Loan Management US CLO 10 Ltd., 2021-10A A (3 mo. USD LIBOR + 1.100%)	5.343%	7/20/34	6,590,000	6,390,731	(a)(c)
Goldentree Loan Management US CLO Ltd., 2019-4A AR (3 mo. USD LIBOR + 1.110%)	5.435%	4/24/31	4,350,000	4,299,815	(a)(c)
Golub Capital Partners CLO LP, 2021-54A A (3 mo. USD LIBOR + 1.530%)	6.062%	8/5/33	8,650,000	8,327,081	(a)(c)
Golub Capital Partners CLO Ltd., 2019-41A AR (3 mo. USD LIBOR + 1.320%)	5.563%	1/20/34	6,170,000	6,008,856	(a)(c)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. USD LIBOR + 1.490%)	5.848%	10/25/34	11,580,000	11,071,397	(a)(c)
Golub Capital Partners CLO Ltd., 2015-25A AR (3 mo. USD LIBOR + 1.380%)	5.912%	5/5/30	19,918,706	19,645,581	(a)(c)
Golub Capital Partners CLO Ltd., 2019-45A A (3 mo. USD LIBOR + 1.720%)	5.963%	10/20/31	10,568,000	10,342,183	(a)(c)
Golub Capital Partners CLO Ltd., 2020-47A C1 (3 mo. USD LIBOR + 3.250%)	7.782%	5/5/32	1,250,000	1,137,284	(a)(c)
Great Lakes Kcap F3c Senior LLC, 2017-1A A (3 mo. USD LIBOR + 1.900%)	6.646%	12/20/29	12,150,658	12,127,141	(a)(c)
Greenwood Park CLO Ltd., 2018-1A A2 (3 mo. USD LIBOR + 1.010%)	5.089%	4/15/31	6,680,000	6,562,396	(a)(c)
Greywolf CLO Ltd., 2015-1A A1R (3 mo. USD LIBOR + 1.160%)	5.518%	1/27/31	15,000,000	14,803,473	(a)(c)
Grippen Park CLO Ltd., 2017-1A A (3 mo. USD LIBOR + 1.260%)	5.503%	1/20/30	7,451,103	7,374,630	(a)(c)
Halsey Point CLO Ltd., 2019-1A A1A1 (3 mo. USD LIBOR + 1.350%)	5.593%	1/20/33	1,420,000	1,387,517	(a)(c)
Halsey Point CLO Ltd., 2020-3A A1A (3 mo. USD LIBOR + 1.450%)	5.865%	11/30/32	4,900,000	4,836,149	(a)(c)
Hertz Vehicle Financing LLC, 2022-2A C	2.950%	6/26/28	5,200,000	4,296,725	(a)
HGI CRE CLO Ltd., 2021-FL1 A (1 mo. USD LIBOR + 1.050%)	5.376%	6/16/36	3,712,490	3,557,404	(a)(c)
Hildene Community Funding CDO Ltd., 2015-1A ARR	2.600%	11/1/35	23,260,000	19,639,583	(a)
HPS Loan Management Ltd., 2021-16A A1 (3 mo. USD LIBOR + 1.140%)	5.465%	1/23/35	14,975,000	14,514,470	(a)(c)
Jack in the Box Funding LLC, 2022-1A A2I	3.445%	2/26/52	14,410,550	12,546,672	(a)

See Notes to Financial Statements.

70	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
JGWPT LLC, 2015-1A B	4.250%	9/17/74	$1,108,484	$932,830	(a)
KKR CLO Ltd., 14 BR (3 mo. USD LIBOR + 1.800%)	5.879%	7/15/31	600,000	583,470	(a)(c)
KKR CLO Ltd., 20 A (3 mo. USD LIBOR + 1.130%)	5.209%	10/16/30	5,750,000	5,666,981	(a)(c)
KKR CLO Ltd., 32A A1 (3 mo. USD LIBOR + 1.320%)	5.399%	1/15/32	3,080,000	3,042,789	(a)(c)
KREF Ltd., 2022-FL3 A (1 mo. Term SOFR + 1.450%)	5.771%	2/17/39	13,010,000	12,558,144	(a)(c)
LCM Loan Income Fund Income Note Issuer Ltd., 27A A1 (3 mo. USD LIBOR + 1.080%)	5.159%	7/16/31	3,728,000	3,662,324	(a)(c)
LCM LP, 19A AR (3 mo. USD LIBOR + 1.240%)	5.319%	7/15/27	773,778	772,412	(a)(c)
Loanpal Solar Loan Ltd., 2020-3GS A	2.470%	12/20/47	8,370,716	6,380,836	(a)
Loanpal Solar Loan Ltd., 2021-1GS A	2.290%	1/20/48	6,925,186	5,285,164	(a)
Long Beach Mortgage Loan Trust, 2000-1 AV1 (1 mo. USD LIBOR + 0.520%)	4.874%	1/21/31	17,541	17,241	(c)
Magnetite Ltd., 2015-14RA A2 (3 mo. USD LIBOR + 1.120%)	5.314%	10/18/31	7,100,000	6,976,722	(a)(c)
Magnetite Ltd., 2016-17A AR (3 mo. USD LIBOR + 1.100%)	5.343%	7/20/31	4,478,000	4,431,125	(a)(c)
MAPS Trust, 2021-1A A	2.521%	6/15/46	9,183,138	7,637,304	(a)
Midocean Credit CLO, 2017-7A BR (3 mo. USD LIBOR + 1.600%)	5.679%	7/15/29	4,000,000	3,795,271	(a)(c)
Myers Park CLO Ltd., 2018-1A B1 (3 mo. USD LIBOR + 1.600%)	5.843%	10/20/30	6,090,000	5,854,748	(a)(c)
Navient Private Education Loan Trust, 2014-AA A3 (1 mo. USD LIBOR + 1.600%)	5.918%	10/15/31	2,000,000	1,980,114	(a)(c)
Navient Private Education Loan Trust, 2020-A A2A	2.460%	11/15/68	9,822,467	8,978,028	(a)
Navient Private Education Loan Trust, 2020-A A2B (1 mo. USD LIBOR + 0.900%)	5.218%	11/15/68	458,280	450,222	(a)(c)
Navient Private Education Refi Loan Trust, 2020-BA A2	2.120%	1/15/69	7,324,655	6,655,202	(a)
Navient Student Loan Trust, 2017-3A A3 (1 mo. USD LIBOR + 1.050%)	5.439%	7/26/66	9,935,888	9,632,294	(a)(c)
Nelnet Student Loan Trust, 2007-1 A4 (3 mo. USD LIBOR + 0.110%)	4.809%	8/27/36	16,493,921	15,663,249	(c)
Nelnet Student Loan Trust, 2021-A A2 (1 mo. USD LIBOR + 1.030%)	5.383%	4/20/62	12,321,000	11,521,662	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	71

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Nelnet Student Loan Trust, 2015-2A A2 (1 mo. USD LIBOR + 0.600%)	4.989%	9/25/42	$3,552,208	$3,440,609	(a)(c)
Newark BSL CLO Ltd., 2017-1A A1R (3 mo. USD LIBOR + 0.970%)	5.328%	7/25/30	2,759,572	2,724,865	(a)(c)
Ocean Trails CLO, 2020-10A AR (3 mo. USD LIBOR + 1.220%)	5.299%	10/15/34	10,245,000	9,929,126	(a)(c)
Octagon Investment Partners Ltd., 2014-1A AAR3 (3 mo. USD LIBOR + 1.000%)	5.650%	2/14/31	13,480,000	13,260,159	(a)(c)
Octagon Investment Partners Ltd., 2018-1A A1A (3 mo. USD LIBOR + 1.060%)	5.303%	1/20/31	10,560,000	10,433,280	(a)(c)
OHA Credit Funding Ltd., 2020-7A AR (3 mo. Term SOFR + 1.300%)	5.255%	2/24/37	14,730,000	14,345,738	(a)(c)
OHA Loan Funding Ltd., 2013-2A AR (3 mo. USD LIBOR + 1.040%)	5.732%	5/23/31	5,330,000	5,250,796	(a)(c)
Owl Rock CLO Ltd., 2019-1A A (3 mo. USD LIBOR + 1.800%)	6.475%	5/20/31	3,100,000	3,024,655	(a)(c)
Owl Rock CLO Ltd., 2020-3A A1L (3 mo. USD LIBOR + 1.800%)	6.043%	4/20/32	14,280,000	13,985,814	(a)(c)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.150%)	5.800%	11/14/34	17,730,000	17,261,572	(a)(c)
PEAR LLC, 2021-1 A	2.600%	1/15/34	961,605	905,164	(a)
Point Au Roche Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.080%)	5.323%	7/20/34	26,070,000	25,210,484	(a)(c)
RAAC Trust, 2007-RP1 A (1 mo. USD LIBOR + 0.580%)	4.969%	5/25/46	1,127,540	1,123,245	(a)(c)
Recette CLO Ltd., 2015-1A ARR (3 mo. USD LIBOR + 1.080%)	5.323%	4/20/34	7,620,000	7,412,916	(a)(c)
Reese Park CLO Ltd., 2020-1A AR (3 mo. USD LIBOR + 1.130%)	5.209%	10/15/34	26,300,000	25,453,728	(a)(c)
Shackleton CLO Ltd., 2013-3A AR (3 mo. USD LIBOR + 1.120%)	5.199%	7/15/30	891,122	880,188	(a)(c)
Silver Rock CLO Ltd., 2020-1A A (3 mo. USD LIBOR + 1.650%)	5.893%	10/20/31	22,240,000	21,945,969	(a)(c)
SLC Student Loan Trust, 2006-2 A6 (3 mo. USD LIBOR + 0.160%)	4.929%	9/15/39	2,913,480	2,748,664	(c)
SLM Private Education Loan Trust, 2010-C A5 (1 mo. USD LIBOR + 4.750%)	9.068%	10/15/41	8,060,069	8,654,064	(a)(c)
SLM Student Loan Trust, 2004-3A A6A (3 mo. USD LIBOR + 0.550%)	4.908%	10/25/64	1,538,020	1,477,895	(a)(c)
SMB Private Education Loan Trust, 2020- PTA B	2.500%	9/15/54	10,000,000	7,761,386	(a)

See Notes to Financial Statements.

72	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	$11,397,117	$9,966,051	(a)
SMB Private Education Loan Trust, 2021-A B	2.310%	1/15/53	15,500,000	13,541,434	(a)
SMB Private Education Loan Trust, 2021-B A	1.310%	7/17/51	994,951	888,828	(a)
SMB Private Education Loan Trust, 2021-C A2 (1 mo. USD LIBOR + 0.800%)	5.118%	1/15/53	3,792,438	3,619,309	(a)(c)
SMB Private Education Loan Trust, 2021-C C	3.000%	1/15/53	17,189,000	15,736,203	(a)
Sound Point CLO Ltd., 2018-2A A (3 mo. USD LIBOR + 1.100%)	5.427%	7/26/31	649,000	633,263	(a)(c)
SpringCastle America Funding LLC, 2020-AA A	1.970%	9/25/37	1,198,279	1,081,909	(a)
Structured Asset Investment Loan Trust, 2004-1 A3 (1 mo. USD LIBOR + 0.800%)	5.189%	2/25/34	2,391,540	2,317,037	(c)
STWD Ltd., 2022-FL3 A (30 Day Average SOFR + 1.350%)	5.157%	11/15/38	3,850,000	3,729,935	(a)(c)
Sunrun Atlas Issuer LLC, 2019-2 A	3.610%	2/1/55	3,661,811	3,229,909	(a)
THL Credit Lake Shore MM CLO Ltd., 2019-1A A1R (3 mo. USD LIBOR + 1.700%)	5.779%	4/15/33	6,500,000	6,303,087	(a)(c)
Thrust Engine Leasing, 2021-1A A	4.163%	7/15/40	9,750,895	7,191,045	(a)
United States Small Business Administration, 2019-20D 1	2.980%	4/1/39	1,403,882	1,293,854
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	3,050,530	2,670,669
Voya CLO Ltd., 2016-3A A1R (3 mo. USD LIBOR + 1.190%)	5.384%	10/18/31	6,000,000	5,918,358	(a)(c)
Voya CLO Ltd., 2017-3A A1R (3 mo. USD LIBOR + 1.040%)	5.283%	4/20/34	5,000,000	4,854,850	(a)(c)
Voya CLO Ltd., 2018-3A A1A (3 mo. USD LIBOR + 1.150%)	5.229%	10/15/31	19,280,000	19,032,690	(a)(c)
Wellman Park CLO Ltd., 2021-1A A (3 mo. USD LIBOR + 1.100%)	5.179%	7/15/34	5,000,000	4,854,731	(a)(c)
Whitebox CLO Ltd., 2019-1A ANAR (3 mo. USD LIBOR + 1.130%)	5.455%	7/24/32	3,910,000	3,828,183	(a)(c)
Whitebox CLO Ltd., 2020-2A A1R (3 mo. USD LIBOR + 1.220%)	5.545%	10/24/34	17,409,000	16,815,249	(a)(c)
Whitebox CLO Ltd., 2021-3A A1 (3 mo. USD LIBOR + 1.220%)	5.299%	10/15/34	17,140,000	16,554,920	(a)(c)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	73

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Wingstop Funding LLC, 2020-1A A2	2.841%	12/5/50	$10,395,000	$8,826,357	(a)
ZAIS CLO Ltd., 2019-13A A1A (3 mo. USD LIBOR + 1.490%)	5.569%	7/15/32	8,934,400	8,074,638	(a)(c)
Total Asset-Backed Securities (Cost — $1,089,372,413)				1,031,723,164
Sovereign Bonds — 2.5%
Brazil — 0.0%††
Brazilian Government International Bond, Senior Notes	5.000%	1/27/45	6,170,000	4,591,420
Chile — 0.0%††
Chile Government International Bond, Senior Notes	3.100%	1/22/61	9,270,000	5,806,196
Colombia — 0.5%
Colombia Government International Bond, Senior Notes	3.875%	4/25/27	7,150,000	6,352,437
Colombia Government International Bond, Senior Notes	3.125%	4/15/31	6,310,000	4,705,454
Colombia Government International Bond, Senior Notes	3.250%	4/22/32	27,210,000	19,875,473
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	13,174,000	9,727,319
Colombia Government International Bond, Senior Notes	5.000%	6/15/45	10,959,000	7,496,569
Colombia Government International Bond, Senior Notes	5.200%	5/15/49	22,102,000	15,136,242
Total Colombia				63,293,494
India — 0.1%
Export-Import Bank of India, Senior Notes	3.375%	8/5/26	7,299,000	6,844,163	(a)
Indonesia — 0.0%††
Indonesia Government International Bond, Senior Notes	3.700%	10/30/49	7,220,000	5,600,057
Israel — 0.3%
Israel Government International Bond, Senior Notes	2.750%	7/3/30	24,680,000	22,477,927
Israel Government International Bond, Senior Notes	4.500%	4/3/2120	11,700,000	10,322,676
State of Israel, Senior Notes	3.375%	1/15/50	5,060,000	3,909,204
State of Israel, Senior Notes	3.800%	5/13/60	3,000,000	2,359,674	(g)
Total Israel				39,069,481

See Notes to Financial Statements.

74	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Kazakhstan — 0.2%
Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	$24,162,000	$21,682,012	(a)
Mexico — 0.7%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	8,882,000	7,185,793
Mexico Government International Bond, Senior Notes	6.050%	1/11/40	100,000	97,348
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	58,074,000	47,090,473
Mexico Government International Bond, Senior Notes	4.600%	1/23/46	17,344,000	13,599,861
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	42,150,000	31,145,353
Total Mexico				99,118,828
Panama — 0.2%
Panama Government International Bond, Senior Notes	3.160%	1/23/30	2,770,000	2,391,850
Panama Government International Bond, Senior Notes	6.700%	1/26/36	10,747,000	11,239,699
Panama Government International Bond, Senior Notes	4.300%	4/29/53	19,500,000	14,158,092
Panama Government International Bond, Senior Notes	4.500%	4/1/56	3,900,000	2,857,901
Total Panama				30,647,542
Peru — 0.1%
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	5,998,000	5,952,568
Peruvian Government International Bond, Senior Notes	3.550%	3/10/51	410,000	293,489
Peruvian Government International Bond, Senior Notes	3.600%	1/15/72	11,580,000	7,576,848
Total Peru				13,822,905
Poland — 0.0%††
Republic of Poland Government International Bond, Senior Notes	4.000%	1/22/24	15,000	14,827
Uruguay — 0.4%
Uruguay Government International Bond, Senior Notes	4.375%	1/23/31	7,446,073	7,414,654

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	75

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount	Value
Uruguay — continued
Uruguay Government International Bond, Senior Notes	5.750%	10/28/34	$29,780,000	$32,259,406
Uruguay Government International Bond, Senior Notes	5.100%	6/18/50	18,884,000	18,584,370
Total Uruguay				58,258,430
Total Sovereign Bonds (Cost — $441,974,489)				348,749,355

	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.0%††
Exchange-Traded Purchased Options — 0.0%††
SOFR 1-Year Mid-Curve Futures, Put @ $95.63	1/13/23	5,732	14,330,000	752,325
SOFR 1-Year Mid-Curve Futures, Put @ $95.88	1/13/23	5,891	14,727,500	2,135,488
U.S. Treasury 5-Year Notes Futures, Call @ $108.00	1/27/23	446	446,000	268,297
U.S. Treasury 5-Year Notes Futures, Call @ $108.25	1/27/23	501	501,000	242,672
U.S. Treasury 5-Year Notes Futures, Call @ $108.75	1/27/23	334	334,000	99,156
U.S. Treasury 5-Year Notes Futures, Call @ $109.50	1/27/23	524	524,000	69,594
U.S. Treasury 10-Year Notes Futures, Call @ $112.25	1/27/23	222	222,000	215,063
U.S. Treasury 10-Year Notes Futures, Call @ $112.50	1/27/23	444	444,000	374,625
U.S. Treasury 10-Year Notes Futures, Call @ $112.75	1/27/23	180	180,000	129,375
U.S. Treasury 10-Year Notes Futures, Call @ $113.50	1/27/23	3,882	3,882,000	1,698,375
U.S. Treasury 10-Year Notes Futures, Call @ $114.00	1/27/23	775	775,000	242,188
U.S. Treasury 10-Year Notes Futures, Put @ $112.00	1/27/23	446	446,000	355,406
U.S. Treasury 10-Year Notes Futures, Put @ $112.25	1/27/23	168	168,000	154,875
U.S. Treasury 10-Year Notes Futures, Put @ $113.00	1/27/23	12	12,000	15,750
U.S. Treasury Long-Term Bonds Futures, Call @ $125.00	1/27/23	111	111,000	232,406

See Notes to Financial Statements.

76	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

(Percentages shown based on Fund net assets)

Security	Expiration Date	Contracts	Notional Amount	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury Long-Term Bonds Futures, Call @ $126.00	1/27/23	167	$167,000	$263,547
U.S. Treasury Long-Term Bonds Futures, Call @ $129.00	1/27/23	57	57,000	33,844
U.S. Treasury Long-Term Bonds Futures, Call @ $131.00	1/27/23	168	168,000	49,874
Total Purchased Options (Cost — $12,733,513)				7,332,860

	Rate	Maturity Date	Face Amount
Municipal Bonds — 0.0%††
Illinois — 0.0%††
Chicago, IL, GO, Taxable Project, Series B, Refunding	6.314%	1/1/44	3,000	2,790
Ohio — 0.0%††
American Municipal Power-Ohio Inc., OH, Revenue, Series B, Taxable-combined Hydroelectric Projects Build America Bonds	7.834%	2/15/41	134,000	164,082
Total Municipal Bonds (Cost — $185,219)				166,872
Total Investments before Short-Term Investments (Cost — $16,635,249,903)				14,659,510,992

			Shares
Short-Term Investments — 4.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $644,150,557)	4.244%		644,150,557	644,150,557	(k)(l)
Total Investments — 108.1% (Cost — $17,279,400,460)				15,303,661,549
Liabilities in Excess of Other Assets — (8.1)%				(1,153,256,460)
Total Net Assets — 100.0%				$14,150,405,089

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	77

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

††	Represents less than 0.1%.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)	All or a portion of this security is held at the broker as collateral for open swap contracts.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(h)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2022, the Fund held TBA securities with a total cost of $1,394,897,147.

(i)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(j)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(k)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At December 31, 2022, the total market value of investments in Affiliated Companies was $650,049,148 and the cost was $650,150,557 (Note 8).

(l)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

78	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

Abbreviation(s) used in this schedule:

ACES	— Alternative Credit Enhancement Securities

ARM	— Adjustable Rate Mortgage

CAS	— Connecticut Avenue Securities

CDO	— Collateralized Debt Obligation

CLO	— Collateralized Loan Obligation

CMT	— Constant Maturity Treasury

GO	— General Obligation

GTD	— Guaranteed

ICE	— Intercontinental Exchange

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

PAC	— Planned Amortization Class

PO	— Principal Only

REMIC	— Real Estate Mortgage Investment Conduit

SOFR	— Secured Overnight Financing Rate

STRIPS	— Separate Trading of Registered Interest and Principal Securities

USD	— United States Dollar

At December 31, 2022, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 5-Year Notes Futures, Call	1/27/23	$108.50	836	$836,000	$(320,032)
U.S. Treasury 5-Year Notes Futures, Call	1/27/23	109.75	558	558,000	(56,672)
U.S. Treasury 5-Year Notes Futures, Put	1/27/23	107.50	4,193	4,193,000	(1,899,953)
U.S. Treasury 5-Year Notes Futures, Put	1/27/23	109.00	1,117	1,117,000	(1,448,609)
U.S. Treasury 10-Year Notes Futures, Call	1/27/23	113.75	223	223,000	(83,625)
U.S. Treasury 10-Year Notes Futures, Call	1/27/23	114.25	223	223,000	(55,750)
U.S. Treasury 10-Year Notes Futures, Call	1/27/23	114.50	501	501,000	(101,766)
U.S. Treasury 10-Year Notes Futures, Call	1/27/23	115.00	714	714,000	(100,406)
U.S. Treasury 10-Year Notes Futures, Call	1/27/23	115.50	1,340	1,340,000	(146,563)
U.S. Treasury 10-Year Notes Futures, Call	1/27/23	116.00	837	837,000	(65,391)
U.S. Treasury 10-Year Notes Futures, Put	1/27/23	114.00	1,227	1,227,000	(2,473,172)
U.S. Treasury Long-Term Bonds Futures, Call	1/27/23	128.00	726	726,000	(612,562)
U.S. Treasury Long-Term Bonds Futures, Call	1/27/23	130.00	210	210,000	(88,594)
U.S. Treasury Long-Term Bonds Futures, Call	1/27/23	132.00	672	672,000	(136,500)

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	79

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury Long-Term Bonds Futures, Call	1/27/23	$133.00	112	$112,000	$(17,500)
U.S. Treasury Long-Term Bonds Futures, Put	1/27/23	130.00	671	671,000	(3,396,937)
Total Exchange-Traded Written Options (Premiums received — $8,789,794)					$(11,004,032)

At December 31, 2022, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	91	9/23	$21,963,041	$21,621,600	$(341,441)
3-Month SOFR	6,010	3/25	1,454,064,602	1,452,316,500	(1,748,102)
3-Month SOFR	1,410	3/26	339,759,072	341,290,500	1,531,428
90-Day Eurodollar	1,779	3/23	422,825,790	422,178,937	(646,853)
90-Day Eurodollar	1,033	9/23	255,839,607	245,143,813	(10,695,794)
90-Day Eurodollar	2,331	12/23	567,113,115	554,836,275	(12,276,840)
U.S. Treasury 2-Year Notes	921	3/23	188,655,479	188,876,954	221,475
U.S. Treasury 5-Year Notes	54,346	3/23	5,877,732,998	5,865,546,933	(12,186,065)
U.S. Treasury Long-Term Bonds	958	3/23	123,384,706	120,079,313	(3,305,393)
U.S. Treasury Ultra 10-Year Notes	2,266	3/23	268,477,150	268,025,312	(451,838)
U.S. Treasury Ultra Long-Term Bonds	6,537	3/23	881,382,808	878,000,812	(3,381,996)
					(43,281,419)

Contracts to Sell:
30-Day Federal Funds	9,322	1/23	3,716,067,593	3,716,279,529	(211,936)
3-Month SOFR	15,692	3/24	3,763,401,940	3,745,288,100	18,113,840
U.S. Treasury 10-Year Notes	29,740	3/23	3,365,634,784	3,339,709,211	25,925,573
					43,827,477
Net unrealized appreciation on open futures contracts					$546,058

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

80	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

At December 31, 2022, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$461,342,000	9/30/24	Daily SOFR Compound annually	3.500% annually	$229,972	$(8,405,569)
433,616,000	8/15/28	1.130% annually	Daily SOFR Compound annually	3,095,991	52,160,429
220,355,000	8/15/28	1.220% annually	Daily SOFR Compound annually	(91,613)	27,176,830
175,011,000	2/15/29	2.850% annually	Daily SOFR Compound annually	(300,324)	8,119,923
349,005,000	4/30/29	3.270% annually	Daily SOFR Compound annually	(2,721,985)	9,551,948
81,641,000	6/30/29	3.850% annually	Daily SOFR Compound annually	(21,900)	(916,616)
100,642,000	3/18/32	2.000% annually	Daily SOFR Compound annually	815,776	11,168,584
165,060,000	7/20/45	0.560% annually	Daily SOFR Compound annually	1,319,601	70,793,932
95,889,000	2/15/47	1.520% annually	Daily SOFR Compound annually	(618,885)	28,800,525
96,727,000	2/15/47	1.729% annually	Daily SOFR Compound annually	1,253,253	23,881,716
122,480,000	5/15/47	1.630% annually	Daily SOFR Compound annually	5,513,485	28,391,419
10,332,000	8/15/47	1.650% annually	Daily SOFR Compound annually	1,038,864	1,795,423
51,513,000	2/15/48	2.510% annually	Daily SOFR Compound annually	338,034	6,437,299

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	81

Schedule of investments (cont’d)

December 31, 2022

Western Asset Core Bond Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$17,221,000	2/15/48	2.600% annually	Daily SOFR Compound annually	$1,183,736	$820,764
	76,565,000	2/15/48	2.620% annually	Daily SOFR Compound annually	87,276	8,570,722
	72,147,000	2/15/48	3.050% annually	Daily SOFR Compound annually	2,224,033	1,088,196
	93,850,000	4/21/52	2.500% annually	Daily SOFR Compound annually	160,425	11,879,631
Total	$2,623,396,000				$13,505,739	$281,315,156

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Swap Counterparty (Reference Entity)	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Banc of America Securities LLC (PrimeX.FRM.1), 4.420%, due 7/25/36	$220,412	7/25/36	4.420% monthly	$22,407	$10,836	$11,571	(a)(b)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.39 Index	$4,699,765,000	12/20/27	1.000% quarterly	$37,457,459	$17,523,385	$19,934,074

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund‡	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$70,320,000	8/21/23	Daily SOFR Compound + 0.100%**	U.S. Treasury Bonds, 2.375%, due May 15, 2051**	—	$(9,376,338)

See Notes to Financial Statements.

82	Western Asset Core Bond Fund 2022 Annual Report

Western Asset Core Bond Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

(a)	Swap contract is valued using significant unobservable inputs (See Note 1).

(b)	Swap contract is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	83

Statement of assets and liabilities

December 31, 2022

Assets:
Investments in unaffiliated securities, at value (Cost — $16,629,249,903)	$14,653,612,401
Investments in affiliated securities, at value (Cost — $650,150,557)	650,049,148
Foreign currency, at value (Cost — $520)	533
Cash	29,286,546
Receivable for securities sold	1,282,250,635
Deposits with brokers for centrally cleared swap contracts	183,316,405
Interest receivable from unaffiliated investments	101,591,232
Receivable for Fund shares sold	19,508,411
Deposits with brokers for open futures contracts and exchange-traded options	16,320,755
Dividends receivable from affiliated investments	3,009,005
Receivable for premiums on written options	946,248
Principal paydown receivable	538,604
Interest receivable from affiliated investments	65,975
Deposits with brokers for OTC derivatives	60,000
OTC swaps, at value (premiums paid — $10,836)	22,407
Receivable for open OTC swap contracts	2,104
Other assets	1,487
Prepaid expenses	165,255
Total Assets	16,940,747,151

Liabilities:
Payable for securities purchased	2,696,146,118
Payable for Fund shares repurchased	32,442,930
Payable to brokers — net variation margin on centrally cleared swap contracts	23,789,389
Written options, at value (premiums received — $8,789,794)	11,004,032
OTC swaps, at value (paid — $0)	9,376,338
Distributions payable	5,403,541
Investment management fee payable	4,549,375
Payable to brokers — net variation margin on open futures contracts	2,590,748
Payable for open OTC swap contracts	753,265
Service and/or distribution fees payable	204,446
Directors’ fees payable	76,821
Interest expense payable	5
Accrued expenses	4,005,054
Total Liabilities	2,790,342,062
Total Net Assets	$14,150,405,089

Net Assets:
Par value (Note 7)	$1,336,774
Paid-in capital in excess of par value	17,755,336,718
Total distributable earnings (loss)	(3,606,268,403)
Total Net Assets	$14,150,405,089

See Notes to Financial Statements.

84	Western Asset Core Bond Fund 2022 Annual Report

Net Assets:
Class A	$578,875,725
Class C	$45,613,930
Class C1	$373,154
Class FI	$126,458,073
Class R	$23,893,084
Class I	$8,889,427,290
Class IS	$4,485,763,833

Shares Outstanding:
Class A	54,714,784
Class C	4,310,271
Class C1	35,188
Class FI	11,945,018
Class R	2,256,571
Class I	840,139,170
Class IS	423,372,854

Net Asset Value:
Class A (and redemption price)	$10.58
Class C*	$10.58
Class C1*	$10.60
Class FI (and redemption price)	$10.59
Class R (and redemption price)	$10.59
Class I (and redemption price)	$10.58
Class IS (and redemption price)	$10.60
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 3.75%; 4.25% prior to August 15, 2022)	$10.99

*	Redemption price per share is NAV of Class C and Class C1 shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	85

Statement of operations

For the Year Ended December 31, 2022

Investment Income:
Interest from unaffiliated investments	$482,981,412
Interest from affiliated investments	185,297
Dividends from unaffiliated investments	1,075,739
Dividends from affiliated investments	8,405,226
Less: Foreign taxes withheld	(22,224)
Total Investment Income	492,625,450

Expenses:
Investment management fee (Note 2)	66,541,004
Transfer agent fees (Note 5)	14,135,864
Service and/or distribution fees (Notes 2 and 5)	2,727,161
Registration fees	583,711
Legal fees	452,791
Directors’ fees	371,450
Fund accounting fees	237,876
Commitment fees (Note 9)	122,815
Insurance	100,314
Audit and tax fees	78,000
Custody fees	73,066
Shareholder reports	72,611
Fees recaptured by investment manager (Note 2)	30,869
Miscellaneous expenses	83,508
Total Expenses	85,611,040
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(9,320,488)
Net Expenses	76,290,552
Net Investment Income	416,334,898

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(1,305,515,152)
Futures contracts	(859,197,141)
Written options	314,258,621
Swap contracts	159,434,031
Net Realized Loss	(1,691,019,641)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(2,297,805,041)
Investments in affiliated securities	(104,320)
Futures contracts	41,739,385
Written options	(3,465,136)
Swap contracts	226,948,809
Foreign currencies	13
Change in Net Unrealized Appreciation (Depreciation)	(2,032,686,290)
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions	(3,723,705,931)
Decrease in Net Assets From Operations	$(3,307,371,033)

See Notes to Financial Statements.

86	Western Asset Core Bond Fund 2022 Annual Report

Statements of changes in net assets

For the Years Ended December 31,	2022	2021

Operations:
Net investment income	$416,334,898	$314,404,980
Net realized gain (loss)	(1,691,019,641)	66,711,958
Change in net unrealized appreciation (depreciation)	(2,032,686,290)	(766,933,615)
Decrease in Net Assets From Operations	(3,307,371,033)	(385,816,677)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(438,067,962)	(480,225,898)
Decrease in Net Assets From Distributions to Shareholders	(438,067,962)	(480,225,898)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	5,241,840,267	7,830,094,348
Reinvestment of distributions	381,584,338	419,510,683
Cost of shares repurchased	(8,701,442,039)	(6,484,843,851)
Increase (Decrease) in Net Assets From Fund Share Transactions	(3,078,017,434)	1,764,761,180
Increase (Decrease) in Net Assets	(6,823,456,429)	898,718,605

Net Assets:
Beginning of year	20,973,861,518	20,075,142,913
End of year	$14,150,405,089	$20,973,861,518

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	87

Financial highlights

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class A Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$13.09	$13.65	$13.01	$12.21	$12.66

Income (loss) from operations:
Net investment income	0.25	0.15	0.21	0.32	0.30
Net realized and unrealized gain (loss)	(2.50)	(0.45)	0.92	0.91	(0.44)
Total income (loss) from operations	(2.25)	(0.30)	1.13	1.23	(0.14)

Less distributions from:
Net investment income	(0.26)	(0.22)	(0.28)	(0.34)	(0.31)
Net realized gains	—	(0.04)	(0.21)	(0.09)	—
Total distributions	(0.26)	(0.26)	(0.49)	(0.43)	(0.31)

Net asset value, end of year	$10.58	$13.09	$13.65	$13.01	$12.21
Total return[2]	(17.24)%	(2.20)%	8.72%	10.03%	(0.99)%

Net assets, end of year (millions)	$579	$731	$700	$520	$320

Ratios to average net assets:
Gross expenses	0.83%	0.82%	0.83%[3]	0.84%[3]	0.84%[3]
Net expenses[4,5]	0.82	0.82	0.82 [3]	0.82 [3]	0.82 [3]
Net investment income	2.19	1.16	1.55	2.50	2.48

Portfolio turnover rate[6]	64%	72%	111%	125%[7]	115%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.82%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 72%, 109%, 159%, 201% and 380% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

88	Western Asset Core Bond Fund 2022 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$13.09	$13.65	$13.01	$12.22	$12.67

Income (loss) from operations:
Net investment income	0.17	0.06	0.11	0.23	0.22
Net realized and unrealized gain (loss)	(2.49)	(0.45)	0.92	0.90	(0.44)
Total income (loss) from operations	(2.32)	(0.39)	1.03	1.13	(0.22)

Less distributions from:
Net investment income	(0.19)	(0.13)	(0.18)	(0.25)	(0.23)
Net realized gains	—	(0.04)	(0.21)	(0.09)	—
Total distributions	(0.19)	(0.17)	(0.39)	(0.34)	(0.23)

Net asset value, end of year	$10.58	$13.09	$13.65	$13.01	$12.22
Total return[2]	(17.73)%	(2.88)%	7.96%	9.27%	(1.76)%

Net assets, end of year (000s)	$45,614	$83,677	$98,221	$65,850	$46,145

Ratios to average net assets:
Gross expenses	1.51%	1.52%	1.52%	1.52%	1.53%
Net expenses[3,4]	1.51	1.52	1.51	1.52	1.52
Net investment income	1.44	0.46	0.84	1.80	1.78

Portfolio turnover rate[5]	64%	72%	111%	125%[6]	115%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.65%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 72%, 109%, 159%, 201% and 380% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	89

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class C1 Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$13.12	$13.66	$13.02	$12.22	$12.67

Income (loss) from operations:
Net investment income	0.19	0.09	0.16	0.29	0.26
Net realized and unrealized gain (loss)	(2.50)	(0.43)	0.91	0.89	(0.44)
Total income (loss) from operations	(2.31)	(0.34)	1.07	1.18	(0.18)

Less distributions from:
Net investment income	(0.21)	(0.16)	(0.22)	(0.29)	(0.27)
Net realized gains	—	(0.04)	(0.21)	(0.09)	—
Total distributions	(0.21)	(0.20)	(0.43)	(0.38)	(0.27)

Net asset value, end of year	$10.60	$13.12	$13.66	$13.02	$12.22
Total return[2]	(17.58)%	(2.48)%	8.24%	9.73%	(1.43)%

Net assets, end of year (000s)	$373	$658	$1,649	$2,686	$12,024

Ratios to average net assets:
Gross expenses	1.29%	1.26%	1.25%	1.19%	1.19%
Net expenses[3,4]	1.29	1.25	1.25	1.19	1.19
Net investment income	1.66	0.69	1.17	2.30	2.11

Portfolio turnover rate[5]	64%	72%	111%	125%[6]	115%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class C1 shares did not exceed 1.42%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 72%, 109%, 159%, 201% and 380% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

90	Western Asset Core Bond Fund 2022 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class FI Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$13.10	$13.66	$13.01	$12.22	$12.67

Income (loss) from operations:
Net investment income	0.25	0.16	0.22	0.32	0.31
Net realized and unrealized gain (loss)	(2.50)	(0.46)	0.92	0.90	(0.45)
Total income (loss) from operations	(2.25)	(0.30)	1.14	1.22	(0.14)

Less distributions from:
Net investment income	(0.26)	(0.22)	(0.28)	(0.34)	(0.31)
Net realized gains	—	(0.04)	(0.21)	(0.09)	—
Total distributions	(0.26)	(0.26)	(0.49)	(0.43)	(0.31)

Net asset value, end of year	$10.59	$13.10	$13.66	$13.01	$12.22
Total return[2]	(17.22)%	(2.18)%	8.73%	10.13%	(1.06)%

Net assets, end of year (millions)	$126	$199	$207	$234	$181

Ratios to average net assets:
Gross expenses	0.81%	0.80%	0.80%	0.81%	0.81%
Net expenses[3,4]	0.81	0.80	0.79	0.80	0.81
Net investment income	2.16	1.18	1.60	2.54	2.49

Portfolio turnover rate[5]	64%	72%	111%	125%[6]	115%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects fee waivers and/or expense reimbursements.

[4]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 72%, 109%, 159%, 201% and 380% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[6]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	91

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class R Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$13.10	$13.66	$13.02	$12.23	$12.68

Income (loss) from operations:
Net investment income	0.21	0.11	0.17	0.28	0.26
Net realized and unrealized gain (loss)	(2.49)	(0.45)	0.91	0.90	(0.44)
Total income (loss) from operations	(2.28)	(0.34)	1.08	1.18	(0.18)

Less distributions from:
Net investment income	(0.23)	(0.18)	(0.23)	(0.30)	(0.27)
Net realized gains	—	(0.04)	(0.21)	(0.09)	—
Total distributions	(0.23)	(0.22)	(0.44)	(0.39)	(0.27)

Net asset value, end of year	$10.59	$13.10	$13.66	$13.02	$12.23
Total return[2]	(17.47)%	(2.50)%	8.37%	9.68%	(1.39)%

Net assets, end of year (000s)	$23,893	$35,216	$31,357	$26,359	$24,268

Ratios to average net assets:
Gross expenses	1.14%	1.15%	1.13%	1.13%	1.14%[3]
Net expenses[4,5]	1.13	1.14	1.13	1.13	1.14 [3]
Net investment income	1.85	0.84	1.24	2.23	2.16

Portfolio turnover rate[6]	64%	72%	111%	125%[7]	115%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.15%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 72%, 109%, 159%, 201% and 380% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

92	Western Asset Core Bond Fund 2022 Annual Report

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class I Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$13.09	$13.65	$13.01	$12.21	$12.66

Income (loss) from operations:
Net investment income	0.29	0.20	0.26	0.37	0.35
Net realized and unrealized gain (loss)	(2.49)	(0.45)	0.92	0.91	(0.44)
Total income (loss) from operations	(2.20)	(0.25)	1.18	1.28	(0.09)

Less distributions from:
Net investment income	(0.31)	(0.27)	(0.33)	(0.39)	(0.36)
Net realized gains	—	(0.04)	(0.21)	(0.09)	—
Total distributions	(0.31)	(0.31)	(0.54)	(0.48)	(0.36)

Net asset value, end of year	$10.58	$13.09	$13.65	$13.01	$12.21
Total return[2]	(16.93)%	(1.84)%	9.12%	10.44%	(0.63)%

Net assets, end of year (millions)	$8,889	$13,094	$13,191	$8,470	$5,354

Ratios to average net assets:
Gross expenses	0.54%	0.53%	0.54%[3]	0.54%[3]	0.53%
Net expenses[4,5]	0.45	0.45	0.45 [3]	0.45 [3]	0.45
Net investment income	2.53	1.53	1.91	2.88	2.86

Portfolio turnover rate[6]	64%	72%	111%	125%[7]	115%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 72%, 109%, 159%, 201% and 380% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Western Asset Core Bond Fund 2022 Annual Report	93

Financial highlights (cont’d)

For a share of each class of capital stock outstanding throughout each year ended December 31:
Class IS Shares[1]	2022	2021	2020	2019	2018

Net asset value, beginning of year	$13.11	$13.67	$13.03	$12.23	$12.68

Income (loss) from operations:
Net investment income	0.29	0.21	0.26	0.38	0.36
Net realized and unrealized gain (loss)	(2.49)	(0.46)	0.92	0.90	(0.45)
Total income (loss) from operations	(2.20)	(0.25)	1.18	1.28	(0.09)

Less distributions from:
Net investment income	(0.31)	(0.27)	(0.33)	(0.39)	(0.36)
Net realized gains	—	(0.04)	(0.21)	(0.09)	—
Total distributions	(0.31)	(0.31)	(0.54)	(0.48)	(0.36)

Net asset value, end of year	$10.60	$13.11	$13.67	$13.03	$12.23
Total return[2]	(16.87)%	(1.80)%	9.14%	10.55%	(0.68)%

Net assets, end of year (millions)	$4,486	$6,830	$5,846	$4,197	$3,485

Ratios to average net assets:
Gross expenses[3]	0.42%	0.42%	0.42%	0.43%	0.42%
Net expenses[3,4,5]	0.42	0.42	0.42	0.42	0.42
Net investment income	2.56	1.56	1.95	2.94	2.91

Portfolio turnover rate[6]	64%	72%	111%	125%[7]	115%

[1]	Per share amounts have been calculated using the average shares method.

[2]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[4]	Reflects fee waivers and/or expense reimbursements.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.42%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[6]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 72%, 109%, 159%, 201% and 380% for the years ended December 31, 2022, 2021, 2020, 2019 and 2018, respectively.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

94	Western Asset Core Bond Fund 2022 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Western Asset Core Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

Western Asset Core Bond Fund 2022 Annual Report	95

Notes to financial statements (cont’d)

Pursuant to policies adopted by the Board of Directors, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

96	Western Asset Core Bond Fund 2022 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

		ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$1,715,078,842	$6,614,620	$1,721,693,462
Other Corporate Bonds & Notes	—	3,597,675,024	—	3,597,675,024
Mortgage-Backed Securities	—	4,068,743,058	—	4,068,743,058
U.S. Government & Agency Obligations	—	2,100,624,219	—	2,100,624,219
Collateralized Mortgage Obligations	—	1,782,802,978	—	1,782,802,978
Asset-Backed Securities	—	1,031,723,164	—	1,031,723,164
Sovereign Bonds	—	348,749,355	—	348,749,355
Purchased Options	$7,332,860	—	—	7,332,860
Municipal Bonds	—	166,872	—	166,872
Total Long-Term Investments	7,332,860	14,645,563,512	6,614,620	14,659,510,992
Short-Term Investments†	644,150,557	—	—	644,150,557
Total Investments	$651,483,417	$14,645,563,512	$6,614,620	$15,303,661,549

Western Asset Core Bond Fund 2022 Annual Report	97

Notes to financial statements (cont’d)

	ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$45,792,316	—	—	$45,792,316
Centrally Cleared Interest Rate Swaps††	—	$290,637,341	—	290,637,341
OTC Credit Default Swaps on Credit Indices — Sell Protection‡	—	—	$22,407	22,407
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	19,934,074	—	19,934,074
Total Other Financial Instruments	$45,792,316	$310,571,415	$22,407	$356,386,138
Total	$697,275,733	$14,956,134,927	$6,637,027	$15,660,047,687

	LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options	$11,004,032	—	—	$11,004,032
Futures Contracts††	45,246,258	—	—	45,246,258
Centrally Cleared Interest
Rate Swaps††	—	$9,322,185	—	9,322,185
OTC Total Return Swaps	—	9,376,338	—	9,376,338
Total	$56,250,290	$18,698,523	—	$74,948,813

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium

98	Western Asset Core Bond Fund 2022 Annual Report

received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(e) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally

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Notes to financial statements (cont’d)

cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2022, the total notional value of all credit default swaps to sell protection was $4,699,985,412. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the year ended December 31, 2022, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or

100	Western Asset Core Bond Fund 2022 Annual Report

default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to

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Notes to financial statements (cont’d)

perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(f) Swaptions. The Fund may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Fund may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Fund represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Fund represent an option that gives the Fund the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.

When the Fund writes a swaption, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Fund realizes a gain equal to the amount of the premium received.

102	Western Asset Core Bond Fund 2022 Annual Report

When the Fund purchases a swaption, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Fund realizes a loss equal to the amount of the premium paid.

Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.

(g) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(h) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At December 31, 2022, the Fund held non-cash collateral for TBA securities from Bank of America N.A., Goldman Sachs Group Inc. and Morgan Stanley & Co. Inc. in the amounts of $1,397,348, $8,254,145 and $2,100,810, respectively.

(i) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

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Notes to financial statements (cont’d)

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(k) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(l) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

104	Western Asset Core Bond Fund 2022 Annual Report

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of December 31, 2022, the Fund held OTC total return swaps which had a net liability-position of $9,376,338. If a contingent feature would have been triggered, the Fund would-have been required to pay this amount to its derivatives counterparties. As of December 31, 2022, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $10,081,728 which could be used to reduce the required payment.

(m) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind

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Notes to financial statements (cont’d)

securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(n) Distributions to shareholders. Distributions from net investment income of the Fund are declared each business day to shareholders of record and paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(o) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(p) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees are paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(q) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(r) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Fund had no reclassifications.

106	Western Asset Core Bond Fund 2022 Annual Report

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”) and Western Asset Management Company Limited in London (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA provides the Fund with management and administrative services for which the Fund pays a fee calculated daily and paid monthly, at an annual rate of 0.450% of the Fund’s average daily net assets up to $500 million, 0.425% of the Fund’s average daily net assets of the next $500 million and 0.400% of the Fund’s average daily net assets in excess of $1 billion. For their services, LMPFA pays Western Asset and Western Asset London monthly all of the management fee that LMPFA receives from the Fund.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses, deferred organizational expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class C1, Class FI, Class R, Class I and Class IS shares did not exceed 0.82%, 1.65%, 1.42%, 0.85%, 1.15%, 0.45% and 0.42%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2024 without the Board of Directors’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the year ended December 31, 2022, fees waived and/or expenses reimbursed amounted to $9,320,488, which included an affiliated money market fund waiver of $271,927.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

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Notes to financial statements (cont’d)

Pursuant to these arrangements, at December 31, 2022, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class I
Expires December 31, 2023	$11,018	$11,068,361
Expires December 31, 2024	60,006	8,988,555
Total fee waivers/expense reimbursements subject to recapture	$71,024	$20,056,916

For the year ended December 31, 2022, fee waivers and/or expense reimbursements recaptured by LMPFA, if any, were as follows:

Class IS
LMPFA recaptured	$30,869

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 3.75% (4.25% prior to August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares and Class C1 shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $500,000 ($1,000,000 prior to August 15, 2022) in the aggregate. These purchases do not incur an initial sales charge.

For the year ended December 31, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$85,691	—
CDSCs	3,890	$1,836

All officers and one Director of the Corporation are employees of Franklin Resources or its affiliates and do not receive compensation from the Corporation.

108	Western Asset Core Bond Fund 2022 Annual Report

3. Investments

During the year ended December 31, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$1,391,901,190	$10,953,901,087
Sales	2,435,651,296	12,726,612,581

At December 31, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$17,282,948,577	$67,304,323	$(2,046,591,351)	$(1,979,287,028)
Written options	(8,789,794)	3,474,725	(5,688,963)	(2,214,238)
Futures contracts	—	45,792,316	(45,246,258)	546,058
Swap contracts	31,039,960	310,582,986	(18,698,523)	291,884,463

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2022.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Credit Risk	Total
Purchased options[2]	$7,332,860	—	$7,332,860
Futures contracts[3]	45,792,316	—	45,792,316
OTC swap contracts[4]	—	$22,407	22,407
Centrally cleared swap contracts[5]	290,637,341	19,934,074	310,571,415
Total	$343,762,517	$19,956,481	$363,718,998

LIABILITY DERIVATIVES[1]
Interest Rate Risk
Written options	$11,004,032
Futures contracts[3]	45,246,258
OTC swap contracts[4]	9,376,338
Centrally cleared swap contracts[5]	9,322,185
Total	$74,948,813

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Notes to financial statements (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended December 31, 2022. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(112,220,101)	$(673,860)	$(112,893,961)
Futures contracts	(859,197,141)	—	(859,197,141)
Written options	313,534,221	724,400	314,258,621
Swap contracts	173,355,399	(13,921,368)	159,434,031
Total	$(484,527,622)	$(13,870,828)	$(498,398,450)

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Credit Risk	Total
Purchased options[1]	$(5,328,069)	—	$(5,328,069)
Futures contracts	41,739,385	—	41,739,385
Written options	(3,465,136)	—	(3,465,136)
Swap contracts	212,748,776	$14,200,033	226,948,809
Total	$245,694,956	$14,200,033	$259,894,989

[1]

The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of Operations.

110	Western Asset Core Bond Fund 2022 Annual Report

During the year ended December 31, 2022, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$4,740,345
Written options	20,772,429
Futures contracts (to buy)	14,674,632,921
Futures contracts (to sell)	5,780,258,166

Average Notional Balance
Interest rate swap contracts	$5,371,217,846
Credit default swap contracts (buy protection)†	344
Credit default swap contracts (sell protection)	5,322,869,897
Total return swap contracts	27,046,154

†	At December 31, 2022, there were no open positions held in this derivative.

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of December 31, 2022.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
Banc of America Securities LLC	$22,407	—	$22,407	—	$22,407
JPMorgan Chase & Co.	—	$(9,376,338)	(9,376,338)	$9,376,338	—
Total	$22,407	$(9,376,338)	$(9,353,931)	$9,376,338	$22,407

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.

[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class C1, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.70%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

Western Asset Core Bond Fund 2022 Annual Report	111

Notes to financial statements (cont’d)

For the year ended December 31, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$1,582,259	$1,035,635
Class C	607,768	55,494
Class C1	3,421	860
Class FI	399,444	237,610
Class R	134,269	59,173
Class I	—	12,527,856
Class IS	—	219,236
Total	$2,727,161	$14,135,864

For the year ended December 31, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$70,798
Class C	932
Class C1	7
Class FI	2,491
Class R	448
Class I	9,157,874
Class IS	87,938
Total	$9,320,488
6. Distributions to shareholders by class

	Year Ended December 31, 2022	Year Ended December 31, 2021
Net Investment Income:
Class A	$14,705,691	$11,898,696
Class C	959,725	877,824
Class C1	8,766	12,952
Class FI	3,658,720	3,351,589
Class R	537,254	442,377
Class I	272,277,227	266,525,179
Class IS	145,920,579	134,140,794
Total	$438,067,962	$417,249,411

112	Western Asset Core Bond Fund 2022 Annual Report

	Year Ended December 31, 2022	Year Ended December 31, 2021

Net Realized Gains:
Class A	—	$2,188,795
Class C	—	286,967
Class C1	—	3,886
Class FI	—	611,407
Class R	—	107,413
Class I	—	39,899,651
Class IS	—	19,878,368
Total	—	$62,976,487

7. Capital shares

At December 31, 2022, the Corporation had 42.7 billion shares of capital stock authorized with a par value of $0.001 per share. Transactions in shares of each class were as follows:

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount
Class A
Shares sold	21,943,963	$248,878,588	24,583,525	$326,168,636
Shares issued on reinvestment	816,125	9,097,423	659,538	8,706,982
Shares repurchased	(23,927,194)	(270,803,316)	(20,665,092)	(273,786,684)
Net increase (decrease)	(1,167,106)	$(12,827,305)	4,577,971	$61,088,934

Class C
Shares sold	827,700	$9,249,852	1,347,568	$17,875,620
Shares issued on reinvestment	69,786	777,974	68,462	903,770
Shares repurchased	(2,978,273)	(33,813,973)	(2,220,545)	(29,403,003)
Net decrease	(2,080,787)	$(23,786,147)	(804,515)	$(10,623,613)

Class C1
Shares sold	437	$5,056	662	$9,710
Shares issued on reinvestment	783	8,761	1,226	16,214
Shares repurchased	(16,188)	(185,364)	(72,458)	(967,860)
Net decrease	(14,968)	$(171,547)	(70,570)	$(941,936)

Class FI
Shares sold	3,331,951	$38,394,433	5,203,336	$68,771,243
Shares issued on reinvestment	316,370	3,546,079	289,841	3,828,789
Shares repurchased	(6,885,530)	(77,877,445)	(5,468,349)	(72,410,582)
Net increase (decrease)	(3,237,209)	$(35,936,933)	24,828	$189,450

Western Asset Core Bond Fund 2022 Annual Report	113

Notes to financial statements (cont’d)

	Year Ended December 31, 2022		Year Ended December 31, 2021
	Shares	Amount	Shares	Amount

Class R
Shares sold	524,603	$5,950,502	1,197,815	$15,889,103
Shares issued on reinvestment	47,512	529,981	40,626	536,897
Shares repurchased	(1,003,325)	(11,780,408)	(845,892)	(11,208,586)
Net increase (decrease)	(431,210)	$(5,299,925)	392,549	$5,217,414

Class I
Shares sold	327,791,779	$3,683,912,455	368,329,264	$4,888,106,359
Shares issued on reinvestment	22,478,307	251,915,005	21,522,412	284,218,822
Shares repurchased	(510,390,984)	(5,831,853,370)	(356,106,513)	(4,704,534,082)
Net increase (decrease)	(160,120,898)	$(1,896,025,910)	33,745,163	$467,791,099

Class IS
Shares sold	109,988,394	$1,255,449,381	189,355,922	$2,513,273,677
Shares issued on reinvestment	10,306,751	115,709,115	9,175,041	121,299,209
Shares repurchased	(217,922,538)	(2,475,128,163)	(105,273,636)	(1,392,533,054)
Net increase (decrease)	(97,627,393)	$(1,103,969,667)	93,257,327	$1,242,039,832

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The Fund invested in Western Asset Premier Institutional Government Reserves, Premium Shares, an affiliated registered money market fund managed by Western Asset. Benefit Street Partners is a wholly-owned subsidiary of Franklin Resources. The following companies were considered affiliated companies for all or some portion of the year ended December 31, 2022. The following transactions were effected in such companies for the year ended December 31, 2022.

	Affiliate
	Value at	Purchased		Sold
	December 31,		Shares/		Shares/
	2021	Cost	Face amount	Proceeds	Face amount
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	$6,002,911	—	—	—	—
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$5,367,629,530	5,367,629,530	$4,723,478,973	4,723,478,973
	$6,002,911	$5,367,629,530		$4,723,478,973

114	Western Asset Core Bond Fund 2022 Annual Report

(cont’d)	Realized Gain (Loss)	Interest/ Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2022
Benefit Street Partners CLO Ltd., 2014-IVA ARRR	—	$185,297	$(104,320)	$5,898,591
Western Asset Premier Institutional Government Reserves, Premium Shares	—	8,405,226	—	644,150,557
	—	$8,590,523	$(104,320)	$650,049,148

9. Redemption facility

The Fund and certain other participating funds within the Trust, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by LMPFA or Franklin Resources, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended December 31, 2022.

10. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2022	2021
Distributions paid from:
Ordinary income	$438,067,962	$464,117,216
Long-term Capital Gains	—	16,108,682
Total distributions paid	$438,067,962	$480,225,898

Western Asset Core Bond Fund 2022 Annual Report	115

Notes to financial statements (cont’d)

As of December 31, 2022, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$22,707,634
Deferred capital losses*	(1,936,718,708)
Other book/tax temporary differences(a)	(3,188,025)
Unrealized appreciation (depreciation)(b)	(1,689,069,304)
Total distributable earnings (loss) — net	$(3,606,268,403)

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)

Other book/tax temporary differences are attributable to the tax deferral of losses on straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and options contracts and book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

12. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for

116	Western Asset Core Bond Fund 2022 Annual Report

short-term Eurodollar deposits between major international banks. On March 5, 2021, the ICE Benchmark Administration, the administrator of LIBOR, stated that it will cease the publication of the overnight and one-, three-, six- and twelve-month USD LIBOR settings immediately following the LIBOR publication on Friday, June 30, 2023. All other LIBOR settings, including the one-week and two-month USD LIBOR settings, have ceased publication as of January 1, 2022. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board will effectively automatically replace the USD LIBOR benchmark in the contract after June 30, 2023. The recommended benchmark replacement will be based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. There remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers

Western Asset Core Bond Fund 2022 Annual Report	117

Notes to financial statements (cont’d)

in other countries affected by the invasion. At December 31, 2022, the Fund had 0.10% of its net assets invested in securities with significant economic risk or exposure to Russia.

118	Western Asset Core Bond Fund 2022 Annual Report

Report of independent registered public accounting firm

To the Board of Directors of Western Asset Funds, Inc. and Shareholders of Western Asset Core Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Core Bond Fund (one of the funds constituting Western Asset Funds, Inc., referred to hereafter as the “Fund”) as of December 31, 2022, the related statement of operations for the year ended December 31, 2022, the statement of changes in net assets for each of the two years in the period ended December 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2022 (collectively referred to as the “financial statements’’). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2022 and the financial highlights for each of the five years in the period ended December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

February 22, 2023

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Western Asset Core Bond Fund 2022 Annual Report	119

Additional information (unaudited)

Information about Directors and Officers

The business and affairs of Western Asset Core Bond Fund (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Directors. The business address of each Director is c/o Jane Trust, Franklin Templeton, 100 International Drive, 11th Floor, Baltimore, Maryland 21202.

Information pertaining to the Directors and officers of the Fund is set forth below. The Statement of Additional Information includes additional information about Directors and is available, without charge, upon request by calling the Fund at 877-6LM-FUND/656-3863.

Independent Directors†

Robert Abeles, Jr.

Year of birth	1945
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Vice President Emeritus (since 2016) and formerly, Senior Vice President, Finance and Chief Financial Officer (2009 to 2016) at University of Southern California; Board Member of Excellent Education Development (since 2012); and formerly, Board Member of Great Public Schools Now (2018 to 2022)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	None

Jane F. Dasher

Year of birth	1949
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Director (since 2022) and formerly Chief Financial Officer, Long Light Capital, LLC, formerly known as Korsant Partners, LLC (a family investment company) (since 1997)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Director, Visual Kinematics, Inc. (2018 to 2022)

Anita L. DeFrantz

Year of birth	1952
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1998
Principal occupation(s) during the past five years	President of Tubman Truth Corp. (since 2015); President Emeritus (since 2015) and formerly, President (1987 to 2015) and Director (1990 to 2015) of LA84 (formerly Amateur Athletic Foundation of Los Angeles); Member (since 1986), Member of the Executive Board (since 2013) and Vice President (since 2017) of the International Olympic Committee
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	None

120	Western Asset Core Bond Fund

Independent Directors† (cont’d)

Susan B. Kerley

Year of birth	1951
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 1992
Principal occupation(s) during the past five years	Investment Consulting Partner, Strategic Management Advisors, LLC (investment consulting) (since 1990)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Director and Trustee (since 1990) and Chairman (since 2017 and 2005 to 2012) of various series of MainStay Family of Funds (66 funds); formerly, Investment Company Institute (ICI) Board of Governors (2006 to 2014); ICI Executive Committee (2011 to 2014); and Chairman of the Independent Directors Council (2012 to 2014)

Michael Larson

Year of birth	1959
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Chief Investment Officer for William H. Gates III (since 1994)[4]
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Republic Services, Inc. (since 2009); Fomento Economico Mexicano, SAB (since 2011); Ecolab Inc. (since 2012); and formerly, AutoNation, Inc. (2010 to 2018)

Avedick B. Poladian

Year of birth	1951
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director and Advisor (since 2017) and former Executive Vice President and Chief Operating Officer (2002 to 2016) of Lowe Enterprises, Inc. (privately held real estate and hospitality firm); formerly, Partner, Arthur Andersen, LLP (1974 to 2002)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Occidental Petroleum Corporation (since 2008); California Resources Corporation (2014 to 2021); and Public Storage (since 2010)

Western Asset Core Bond Fund	121

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Independent Directors† (cont’d)

William E.B. Siart

Year of birth	1946
Position(s) with Fund	Director and Chairman of the Board
Term of office[1] and length of time served[2]	Since 1997
Principal occupation(s) during the past five years	Chairman of Excellent Education Development (since 2000); formerly, Chairman of Great Public Schools Now (2015 to 2020); Trustee of The Getty Trust (since 2005 to 2017); Chairman of Walt Disney Concert Hall, Inc. (1998 to 2006)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Trustee, University of Southern California (since 1994); and formerly, Member of Board of United States Golf Association, Executive Committee Member (2017 to 2021)

Jaynie Miller Studenmund

Year of birth	1954
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2004
Principal occupation(s) during the past five years	Corporate Board Member and Advisor (since 2004); formerly, Chief Operating Officer of Overture Services, Inc. (publicly traded internet company that created search engine marketing) (2001 to 2004); President and Chief Operating Officer, PayMyBills (internet innovator in bill presentment/payment space) (1999 to 2001); Executive vice president for consumer and business banking for three national financial institutions (1984 to 1997)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Director of Pacific Premier Bancorp Inc. and Pacific Premier Bank (since 2019); Director of EXL (operations management and analytics company) (since 2018); Director of CoreLogic, Inc. (information, analytics and business services company) (2012 to 2021); formerly, Director of Pinnacle Entertainment, Inc. (gaming and hospitality company) (2012 to 2018); and Director of LifeLock, Inc. (identity theft protection company) (2015 to 2017)

Peter J. Taylor

Year of birth	1958
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Retired; formerly, President, ECMC Foundation (nonprofit organization) (2014 to 2023); and Executive Vice President and Chief Financial Officer for University of California system (2009 to 2014)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Director of 23andMe, Inc. (genetics and health care services company) (since 2021); Director of Pacific Mutual Holding Company[5] (since 2016); Member of the Board of Trustees of California State University system (2015 to 2022); Ralph M. Parson Foundation (since 2015); Kaiser Family Foundation (2012 to 2022); and Edison International (since 2011)

122	Western Asset Core Bond Fund

Interested Director

Ronald L. Olson[6]

Year of birth	1941
Position(s) with Fund	Director
Term of office[1] and length of time served[2]	Since 2005
Principal occupation(s) during the past five years	Partner of Munger, Tolles & Olson LLP (law partnership) (since 1968)
Number of funds in fund complex overseen by Director[3]	51
Other Directorships held by Director during the past five years	Director of Berkshire Hathaway, Inc. (since 1997); and Director of Provivi, Inc. (since 2017)

Interested Director and Officer

Jane Trust, CFA[7]

Year of birth	1962
Position(s) with Fund	Director, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 127 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Director[3]	127
Other Directorships held by Director during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Fund	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Western Asset Core Bond Fund	123

Additional information (unaudited) (cont’d)

Information about Directors and Officers

Additional Officers (cont’d)

Susan Kerr Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1949
Position(s) with Fund	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1971
Position(s) with Fund	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

124	Western Asset Core Bond Fund

Additional Officers (cont’d)

Christopher Berarducci Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1974
Position(s) with Fund	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 280 Park Avenue, 8th Floor, New York, NY 10017

Year of birth	1951
Position(s) with Fund	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

†	Directors who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

[1]	Each Director and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Director became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]

Each board member also serves as a Director of Western Asset Investment Grade Income Fund Inc. and a Trustee of Western Asset Premier Bond Fund (closed-end investment companies), which are considered part of the same fund complex. Additionally, each board member serves as a Trustee of Western Asset Inflation-Linked Income Fund and Western Asset Inflation-Linked Opportunities & Income Fund, closed-end investment companies that are part of the same fund complex.

[4]

Mr. Larson is the chief investment officer for William H. Gates III and in that capacity oversees the investments of Mr. Gates and the investments of the Bill and Melinda Gates Foundation Trust (such combined investments are referred to as the “Accounts”). Since 1997, Western Asset has provided discretionary investment advice with respect to one or more Accounts.

[5]

Western Asset and its affiliates provide investment advisory services with respect to registered investment companies sponsored by an affiliate of Pacific Mutual Holding Company (“Pacific Holdings”). Affiliates of Pacific Holdings receive compensation from LMPFA or its affiliates for shareholder or distribution services provided with respect to registered investment companies for which Western Asset or its affiliates serve as investment adviser.

Western Asset Core Bond Fund	125

Additional information (unaudited) (cont’d)

Information about Directors and Officers

[6]	Mr. Olson is an “interested person” of the Fund, as defined in the 1940 Act, because his law firm has provided legal services to Western Asset.

[7]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

126	Western Asset Core Bond Fund

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2022:

	Pursuant to:		Amount Reported
Qualified Net Interest Income (QII)	§	871(k)(1)(C)	$336,094,355
Section 163(j) Interest Earned	§	163(j)	$505,415,766
Interest Earned from Federal Obligations		Note (1)	$66,684,693

Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Core Bond Fund	127

Western Asset

Core Bond Fund

Directors

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset Core Bond Fund

The Fund is a separate investment series of Western Asset Funds, Inc.

Western Asset Core Bond Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset Core Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

* For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited

Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE ANNUAL REPORT

Western Asset Management Company, LLC

Legg Mason, Inc. Subsidiaries

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

WASX013138 2/23 SR23-4589

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that Mr. Robert Abeles, Jr., possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and have designated Mr. Abeles as the Audit Committee’s financial expert. Mr. Abeles is an “independent” Director pursuant to paragraph (a) (2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2021 and December 31, 2022 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $205,236 in December 31, 2021 and in $205,236 in December 31, 2022.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2021 and $0 in December 31, 2022.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2021 and $30,000 in December 31, 2022. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in December 31, 2021 and $0 in December 31, 2022, other than the services reported in paragraphs (a) through (c) for the Item for the Western Asset Funds, Inc.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Western Asset Funds, Inc. requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the

engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Western Asset Funds, Inc., LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Western Asset Funds, Inc. during the reporting period were $343,489 in December 31, 2021 and $350,359 in December 31, 2022.

(h) Yes. Western Asset Funds, Inc.’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Western Asset Funds, Inc. or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

JaynieM. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Funds, Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 27, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: February 27, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: February 27, 2023